    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 1, 1999.
                                                               FILE NO. 33-52784
                                                               FILE NO. 811-7244

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-1A

                       REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933                     [_]
                        POST-EFFECTIVE AMENDMENT NO. 17                [X]
                                      AND

                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940                 [_]
                               AMENDMENT NO. 18                        [X]

                                ABN AMRO FUNDS
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                              ONE EXCHANGE PLACE
                          BOSTON, MASSACHUSETTS 02109
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (617) 573-1556

                          COLLEEN DOWNS DINNEEN, ESQ.
                   FIRST DATA INVESTOR SERVICES GROUP, INC.
                              ONE EXCHANGE PLACE
                          BOSTON, MASSACHUSETTS 02109
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                  Copies to:

RICHARD W. GRANT, ESQUIRE                       JOHN H. GRADY, ESQUIRE
MORGAN, LEWIS & BOCKIUS LLP                     MORGAN, LEWIS & BOCKIUS LLP
1701 MARKET STREET                              1701 MARKET STREET
PHILADELPHIA, PENNSYLVANIA 19103                PHILADELPHIA, PENNSYLVANIA 19103

It is proposed that this filing will become effective (check appropriate box)

______  immediately upon filing pursuant to paragraph (b)
______  on [date] pursuant to paragraph (b)
  X     60 days after filing pursuant to paragraph (a)
______  on [date] pursuant to paragraph (a); or
______  75 days after filing pursuant to paragraph (a) of Rule 485

ABN AMRO FUNDS(US)(R)
Prospectus--Common Shares
April 30, 1999
-------------------------------------------------

Stock Funds                      Bond Funds


 .Value Fund(US)                  .Fixed Income Fund(US)
 .Growth Fund(US)                 .Intermediate Government Fixed Income
 .Small Cap Growth Fund(US)       Fund(US)
 .Small Cap Value Fund(US)        .Tax-Exempt Fixed Income Fund(US)
                                 .Limited Volatility Fixed Income Fund(US)
 .Real Estate Fund(US)

                                 Money Market Funds
Balanced Fund

                                 .Treasury Money Market Fund(US)
 .Balanced Fund(US)               .Government Money Market Fund(US)
                                 .Money Market Fund(US)

International Funds              .Tax-Exempt Money Market Fund(US)

 .International Equity Fund(US)
 .TransEurope Fund(US)
 .Asian Tigers Fund(US)
 .Latin America Equity Fund(US)
 .International Fixed Income Fund(US)

--------------------------------------------------------------------------------

This Prospectus gives you important information about ABN AMRO Funds that can help you decide if a Fund's investment goals match your own. Please read it carefully before you invest, and keep it on hand for future reference.

Common Shares are offered to individuals and institutional investors directly and through wrap programs, retirement plans, discount brokerage programs, and various brokerage firms.

The Securities and Exchange Commission (SEC) has not approved or disapproved of the Trust's shares or determined whether this Prospectus is accurate or complete. It is a crime for anyone to tell you otherwise.

 .....................

 What are Fund
 Objectives and
 Strategies?

 Each Fund's ob-
 jective is a
 statement of what
 it seeks to
 achieve. It is
 important to make
 sure that the ob-
 jective matches
 your own finan-
 cial needs and
 circumstances.
 The Fund Strategy
 section describes
 how each Fund at-
 tempts to meet
 its objective.
 .....................

How to Read This Prospectus ____________________________________________________
This Prospectus gives you important information that you should know about the Funds before investing. This Prospectus describes each Fund's primary strategies and each Fund will normally invest at least 65% of its assets in the types of securities described in this prospectus. However, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this Prospectus, are described in detail in the Funds' Statement of Additional Information.

Goals of the      Each Fund has its own
ABN AMRO Funds    objectives with respect to
                  income, growth, value and
                  total return, as well as its
                  own investment strategy.

Understanding     Each Fund invests in
Risk              different types of
                  securities. As a result,
                  each Fund has its own risks.
                  You will find risk
                  information on each Fund's
                  summary page. Also, under
                  More Information About Risk,
                  we explain each type of risk
                  in detail.

Management        ABN AMRO Asset Management (USA) Inc. is the Advisor to the
Profile           Funds.

Information/Service
Contacts          For more information, call us at 1-800-443-4725.


About the Fund    ABN AMRO Funds(US) is an open-end management investment
                  company, commonly known as a mutual fund. The Funds provide a convenient and economical way for you to invest in a number of professionally managed portfolios of securities.
                  This Prospectus offers Common Shares of the Value Fund,
                  Growth Fund, Small Cap Growth Fund, Small Cap Value Fund,
                  Real Estate Fund, Balanced Fund, International Equity Fund,
                  TransEurope Fund, Asian Tigers Fund, Latin America Equity
                  Fund, International Fixed Income Fund, Fixed Income Fund,
                  Intermediate Government Fixed Income Fund, Tax-Exempt Fixed
                  Income Fund, Limited Volatility Fixed Income Fund, Treasury
                  Money Market Fund, Government Money Market Fund, Money
                  Market Fund, and Tax-Exempt Money Market Fund.

Contents

We arranged the Prospectus into different sections so that you can easily review this important information. On the next page, we discuss general information you should know about investing in the Funds.

If you would like more detailed    If you would like more information about
information about each Fund,       the following topics, please see:
please see:


  XX Value Fund(US)
     Growth Fund(US)
     Small Cap Growth Fund(US)
     Small Cap Value Fund(US)
     Real Estate Fund(US)
     Balanced Fund(US)
     International Equity Fund(US)
     TransEurope Fund(US)
     Asian Tigers Fund(US)
     Latin America Equity Fund(US)
     International Fixed Income Fund(US)
     Fixed Income Fund(US)
     Intermediate Government Fixed Income
      Fund(US)
     Tax-Exempt Fixed Income Fund(US)
     Limited Volatility Fixed Income
      Fund(US)
     Treasury Money Market Fund(US)
     Government Money Market Fund(US)
     Money Market Fund(US)
     Tax-Exempt Money Market Fund(US)

  XX Investing in Mutual Funds
     Stock Funds
     Balanced Funds
     International Funds
     Bond Funds
     Money Market Funds
     Guidance on opening and maintaining an account in any Fund
     Information about receiving dividends and distributions from the Funds
     A general guide to important tax issues and considerations
     Information about the investment advisor
     Additional information

ABN AMRO is a service mark of ABN AMRO Holding, N.V., an indirect parent of ABN AMRO Asset Management (USA) Inc., the investment advisor to the ABN AMRO Funds. ABN AMRO Funds are distributed by First Data Distributors, Inc., which is not a bank affiliate.

Investing in Mutual Funds ______________________________________________________

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

Each Fund has its own investment goal and strategies for reaching its goal. We cannot guarantee that a Fund will achieve its goal, and a Fund's goal may be changed without shareholder approval. The Advisor invests each Fund's assets in a way that the Advisor believes will help the Fund achieve its goal. The Advisor's judgements about the securities markets, economy and companies, or selecting investments may not reflect actual market movements, economic conditions or company performance. In addition, the Advisor may need to change the Fund's investment strategy in response to changing market or economic conditions.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. Fund share prices (except the Money Market Funds) will change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.

Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any government agency.

Each Money Market Fund tries to maintain a constant price per share of $1.00, but we cannot guarantee this.

THE STOCK FUNDS ________________________________________________________________

The Stock Funds primarily invest in common stocks and other equity securities. These include public and privately issued common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of a Stock Fund's equity securities may fluctuate drastically from day-to-day. Individual portfolio companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.

Each Stock Fund is subject to additional risks, which are described on the following pages and in the Statement of Additional Information.

VALUE FUND(US)

________________________________________________________________________________

[ICON]

Investment Goal   High level of total return through capital appreciation and current income

[ICON]

Principal         The Value Fund primarily invests in common stocks and other
Investment        equity securities of U.S. companies with market
Strategies        capitalizations greater than $1 billion. The Fund primarily focuses on securities that are undervalued relative to those of the average large U.S. company. Stocks may be undervalued because:
                     . they are out of favor with investors
                     . they may have disappointed investors in some way, or . investors think that the prospects for the industry or economic sector are uninteresting.
                  By investing in undervalued securities with quality earnings and combining this with improving momentum factors (such as price movements), the Fund tries to provide better return, over the long-term, than other value-style managers.

[ICON]

Principal Risk    The Fund's large-cap, value-style securities are cyclical.
of Investing in   So, in addition to the general risks of investing in any
this Fund         Stock Fund, this Fund's large-cap, value-style securities
                  may under perform mid-cap, small-cap or growth-style securities, or the equity markets as a whole when they are out-of-favor or when they remain undervalued.

[ICON]
Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

[insert bar chart for calendar years ending 1994-1998]

Best Quarter      Worst Quarter


x.xx%             x.xx%
(date)            (date)

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the S&P 500 Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely recognized index of 500 stocks designed to mimic the overall equity market's industry weightings.

               1 Year 3 Years 5 Years Since Inception
               ------ ------- ------- ---------------
Value Fund      x.xx%  x.xx%   x.xx%      x.xx%*
S&P 500 Index   x.xx%  x.xx%   x.xx%      x.xx%*

* Fund inception (1/04/93). Index inception computed from (12/31/92).

[ICON]
Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares. Unlike an index, every mutual fund has operating expenses to pay for services, such as professional investment advisory, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. Actual Investment
Advisory and Total Operating Expenses are     , respectively. The Advisor could
discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisor."

Investment Advisory Fees
Other Expenses
-----------------------------------------
Total Annual Fund Operating Expenses
-----------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $xx                     $xx                                   $xx                                   $xx

GROWTH FUND(US)

________________________________________________________________________________

[ICON]

Investment Goal   High level of total return primarily through capital
                  appreciation

[ICON]

Principal         The Growth Fund primarily invests in common stocks and other
Investment        equity securities of U.S. companies. The Fund focuses on
Strategies        companies that, in the Advisor's opinion, have strong
                  prospects for capital appreciation through earnings growth.
                  The Advisor chooses investments by focusing companies with stable earnings growth rates, and combining valuation factors with momentum for a fundamental understanding of each. These factors may include:
                     . valuation
                     . price appreciation
                     . earnings changes
                     . momentum
                     . earnings surprises
                     . accelerated earnings
                     . price strength over time
                  In addition, the Advisor focuses on companies that have a competitive advantage in their industry or a market niche.
                  The Advisor uses a bottom-up approach (emphasis on individual stocks and companies) to select investments and diversifies the Fund's assets broadly across industry sectors.

[ICON]

Principal Risk    In addition to the general risks of investing in any Stock
of Investing in   Fund, this Fund's growth-style securities may under perform
this Fund         value-style securities or the equity markets as a whole when they are out-of-favor or when they do not achieve anticipated growth levels.

[ICON]
Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

[insert bar chart for calendar years 1994-1998]


Best Quarter      Worst Quarter


x.xx%             x.xx%
(date)            (date)

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the S&P 500 Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely recognized index of 500 stocks designed to mimic the overall equity market's industry weightings.

               1 Year 3 Years 5 Years Since Inception
               ------ ------- ------- ---------------
Growth Fund     x.xx%  x.xx%   x.xx%      x.xx%*
S&P 500 Index   x.xx%  x.xx%   x.xx%      x.xx%*

* Fund inception (1/04/93). Index inception computed from (12/31/92).

[ICON]
Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares. Unlike an index, every mutual fund has operating expenses to pay for services, such as professional investment advisory, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. Actual Investment
Advisory and Total Operating Expenses are     , respectively. The Advisor could
discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisor."

Investment Advisory Fees
Other Expenses
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
--------------------------------------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
$xx                      $xx                                   $xx                                   $xx

SMALL CAP GROWTH FUND(US) (formerly, the Small Cap Fund)

________________________________________________________________________________

[ICON]

Investment Goal   High level of total return primarily through capital
                  appreciation

[ICON]

Principal         The Small Cap Growth Fund primarily invests in common stocks
Investment        and other equity securities of companies with smaller
Strategies        capitalization levels (market capitalizations of less than
                  $1.5 billion). The Advisor chooses domestic and foreign companies that the Advisor believes have strong prospects for capital appreciation through earnings growth. In selecting investments for the Fund, the Advisor reviews a company's sales and earnings growth rates, and evaluates the strength of its balance sheet. Valuation (pricing) and momentum (earnings changes) factors are combined to form a fundamental understanding of each stock. Although the Advisor targets growth sectors of the U.S. economy, such as technology, health care, and consumer and business services, the Advisor diversifies broadly across industry securities.
                  The Fund also focuses on companies that the Advisor believes have a competitive advantage in their industry or a market niche.

[ICON]

Principal Risks   In addition to the general risks of investing in any Stock
of Investing in   Fund, this Fund is subject to the risks of investing in
this Fund         small-cap companies. Investments in small-cap companies
                  involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of small-sized companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies

                  The Fund is subject to the risk that its small-cap growth-style securities may under perform mid-cap, large-cap or value-style securities, or the equity markets as a whole when they are out-of-favor or when they do not achieve anticipated growth levels.

[ICON]
Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

[insert bar chart for calendar years 1994-1998]

Best Quarter      Worst Quarter


x.xx%             x.xx%
(date)            (date)

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Frank Russell 2000 Small Stock Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 2000 Small Stock Index is a widely recognized index of the 2,000 smallest U.S. companies out of the 3,000 largest companies.

                                          1 Year 3 Years 5 Years Since Inception
                                          ------ ------- ------- ---------------
Small Cap Growth Fund....................  x.xx%  x.xx%   x.xx%      x.xx%*
Frank Russell 2000 Index.................  x.xx%  x.xx%   x.xx%      x.xx%*

* Fund inception (1/04/93). Index inception computed from (12/31/92).

[ICON]
Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares. Unlike an index, every mutual fund has operating expenses to pay for services, such as professional investment advisory, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. Actual Investment
Advisory and Total Operating Expenses are     , respectively. The Advisor could
discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisor."

Investment Advisory Fees
Other Expenses
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
--------------------------------------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
$xx                      $xx                                   $xx                                   $xx

SMALL CAP VALUE FUND(US)

________________________________________________________________________________

[ICON]

Investment Goal   High level of total return primarily through capital
                  appreciation

[ICON]

Principal         The Small Cap Value Fund primarily invests in common stocks
Investment        and other equity securities of companies with smaller
Strategies        capitalization levels (market capitalizations of less than
                  $1.5 billion). In selecting stocks for the Fund, the Advisor uses fundamental analysis and focuses on domestic and foreign companies that it believes are undervalued. In evaluating the attractiveness of an investment, the Advisor considers business conditions in the company's industry and its competitive position in that industry. Valuation
                  (pricing) and momentum (earnings changes) factors are combined to form a fundamental understanding of each stock.
                  While broadly diversifying the Fund's assets across industry sectors, the Advisor emphasizes companies with strong returns and better profit prospects than the average small company.

[ICON]

Principal Risks   In addition to the general risks of investing in any Stock
of Investing in   Fund, this Fund is subject to the risks of investing in
this Fund         small-cap companies. Investments in small-cap companies
                  involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of small-sized companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies.

                  The Fund's small-cap value-style securities may under perform mid-cap, large-cap or growth-style securities, or the equity markets as a whole when they are out-of-favor or when they remain undervalued.

[ICON]
Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares. Unlike an index, every mutual fund has operating expenses to pay for services, such as professional investment advisory, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Administrator is voluntarily waiving a portion of its fees. Actual Other
Expenses and Total Operating Expenses are     , respectively. The Administrator
could discontinue this voluntary waiver at any time. For more information about these fees, see the Statement of Additional Information.

Investment Advisory Fees
Other Expenses*
-----------------------------------------
Total Annual Fund Operating Expenses
-----------------------------------------

* Other Expenses are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

             1 Year                                                    3 Years
             ------                                                    -------
             $xx                                                         $xx

[ICON]
Prior Performance of a Managed Account _________________________________________

The performance information on the following page relates to an account managed by Mr. Edwin Bruere, who currently serves as lead portfolio manager of the Fund. The account has an investment objective, policies, and restrictions substantially similar to that of the Fund. Mr. Bruere has also managed other accounts with similar investment objectives, policies and restrictions as that of the Fund; however, the performance information below reflects the account with the longest performance history.

This account was not subject to certain investment limitations, requirements, and other restrictions imposed by the Investment Company Act of 1940 and the Internal Revenue Code. If these had been imposed, the account's performance would have been adversely affected. Furthermore, the account belongs to an affiliate of the Advisor and was funded with the affiliate's own money. As a proprietary account, it did not incur any expenses, such as the advisory, administrative, and other fees to which the Fund is subject. If the account had incurred these expenses, its performance would have been lower.

You should not rely on the following performance information as an indication of future performance of the Fund. The performance reflected below does not represent the historical performance of the Fund. The performance information relates to a period of time before the effective date of the Fund's registration with the SEC as an open-end investment company.

The performance information below represents equity-only returns and assumes reinvestment of net income and capital gain distributions. The Fund normally holds a portion of its assets in cash to meet redemptions and make purchases. Unlike the Fund, the account did not hold any cash during the period shown. If it had, the account's performance would have been lower. Since the period shown occurred during a rising market, the absence of cash in the account results in even higher returns. The performance information is calculated using the same methods for valuation of portfolio securities used by the Fund.

         Period Ended                             Russell 2000
         May 31, 1998                     Account Value Index*
         ------------------------------   ------- ------------
       Since Inception (January 1, 1997)   xx.xx%    xx.xx%
       1 Year                              xx.xx%    xx.xx%

* The Russell 2000 Value Index shows total return assuming the reinvestment of dividends but does not reflect the deduction of fees, expenses and taxes.
  Source: Frank Russell Company. The Russell 2000 Value Index is comprised of securities in the Russell 2000 Index with less than average growth orientation. Companies in this Index generally have low price-to-book and price-earnings ratios.

REAL ESTATE FUND(US)

________________________________________________________________________________

[ICON]

Investment Goal   High level of total return, a combination of growth and
                  income

[ICON]

Principal         The Real Estate Fund primarily invests in real estate
Investment        investment trusts, and common stocks and other equity
Strategies        securities of companies principally engaged in the real
                  estate industry. The Fund does not invest in real estate directly.

                  In selecting investments for the Fund, the Advisor analyzes long-term trends in property types and geographic regions. The Advisor attempts to identify long term patterns in the real estate industry through a combination top-down (emphasis on markets and sectors) and bottom-up (emphasis on individual stocks and companies) approach. The Advisor focuses on companies whose management has a stake in the company's performance and strong balance sheets, and monitors both internal growth prospects for each company and growth from acquisitions or development.

[ICON]

Principal Risks   In addition to the general risks of investing in any Stock
of Investing in   Fund, this Fund is subject to the risk that the real estate
this Fund         industry will under perform other industries, as well as the risk that issuers in the real estate industry will be impacted by market conditions, legislative or regulatory changes, or competition. In addition, there are risks associated with the direct ownership of real estate, including the cyclical nature of real estate values, overbuilding and increased competition, increases in property taxes and operating expenses, and increases in interest rates.

                  The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

[ICON]
Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

[insert bar chart for calendar year 1998]

Best Quarter      Worst Quarter


x.xx%             x.xx%
(date)            (date)

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the National Association of Real Estate Investment Trusts (NAREIT) Equity Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The NAREIT Equity Index is a widely recognized index of publicly traded U.S., tax-qualified REITs which have 75% or more of their assets invested in the equity ownership of real estate.

                            1 Year  Since Inception
                            ------  ---------------
       Real Estate Fund     xx.xx%       xx.xx%*
       NAREIT Equity Index  xx.xx%       xx.xx%

* Fund inception (12/31/97). Index inception computed from (12/31/97).

[ICON]
Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares. Unlike an index, every mutual fund has operating expenses to pay for services, such as professional investment advisory, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. Actual Investment
Advisory and Total Operating Expenses are     , respectively. The Advisor could
discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisor."

Investment Advisory Fees
Other Expenses
-----------------------------------------
Total Annual Fund Operating Expenses
-----------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
$xx                      $xx                                   $xx                                   $xx

BALANCED FUND(US)

________________________________________________________________________________

[ICON]

Investment Goal   Favorable total rate of return through current income and
                  capital appreciation consistent with preservation of capital

[ICON]

Principal         The Balanced Fund invests in domestic and foreign stocks,
Investment        bonds and cash. The Advisor allocates the Fund's assets
Strategies        broadly among common and preferred stocks, convertible
                  securities, corporate bonds and U.S. government obligations, rated in one of the four highest ratings categories by a nationally recognized rating agency (commonly called
                  "investment grade"). In allocating the Fund's assets, the Advisor uses a multi-tiered diversification strategy. The
                  Advisor begins by allocating the Fund's assets between stocks and bonds, with at least 25% of its total assets in senior fixed income securities. Then, the Advisor allocates assets invested in stocks between U.S. and foreign stocks, further allocating assets invested in U.S. stocks among large and small cap stocks. The Advisor also allocates assets invested in large-cap stocks between growth and value styles. The Advisor believes that this multi-tiered approach allows the Fund to provide investors with added value while reducing the effects of market swings as investment strategies and styles go in and out of favor.

                  There are no restrictions on the average maturity of the Fund's fixed income securities or the maturity of any single fixed income investment. Although the Advisor focuses on high-quality bonds with intermediate maturities, maturities may vary widely depending on the Advisor's assessment of interest rate trends and other economic and market factors.

[ICON]

Principal Risks   The Fund is subject to the risk that its allocation of
of Investing in   assets between stocks and fixed income securities may under
this Fund         perform other allocations.

                  Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

                  The prices of bonds and other fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and vice versa. Also, longer term securities are generally more volatile, so the average maturity or duration of these securities affects risk. The volatility of lower rated securities is even greater since the prospects for repayment of principal and interest is more speculative.

                  The Fund may invest in mortgage-backed securities. Mortgage backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of those securities.

                  The Fund is subject to additional risks, which are discussed in the Statement of Additional Information.

[ICON]
Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

[insert bar chart for calendar years 1994-1998]

Best Quarter      Worst Quarter


x.xx%             x.xx%
(date)            (date)

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the S&P 500 Index and the Lehman Brothers Aggregate Bond Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay an commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely recognized index of 500 stocks designed to mimic the overall equity market's industry weightings. The Lehman Brothers Aggregate Bond Index is a widely recognized index of U.S. Government obligations, corporate bonds and mortgage-backed securities.

                                      1 Year 3 Years 5 Years Since Inception
                                      ------ ------- ------- ---------------
Balanced Fund                          x.xx%  x.xx%   x.xx%       x.xx*
60% S&P 500 Index/40%                  x.xx%  x.xx%   x.xx%       x.xx*
Lehman Brothers Aggregate Bond Index

* Fund inception (3/9/93). Index inception computed from (2/28/93).

[ICON]
Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares. Unlike an index, every mutual fund has operating expenses to pay for services, such as professional investment advisory, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets.

Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses
------------------------------------------
Total Annual Fund Operating Expenses
------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
$xx                      $xx                                   $xx                                   $xx

THE INTERNATIONAL FUNDS ________________________________________________________

Because the International Funds invest in foreign markets, either directly or indirectly, each of these Funds is subject to the market and economic risks in these foreign markets. Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Investing in foreign countries poses distinct risks, since events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. Diplomatic, political, or economic developments, including nationalization or appropriation, also could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. Expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar and in exchange control regulations may affect (positively or negatively) the value of a Fund's investments and the dividends from those securities. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. Investments in foreign securities denominated in foreign currencies involve additional risks, including:

  . A Fund may incur substantial costs in connection with conversions between various currencies.
  . A Fund may be unable to hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position, particularly with respect to Latin American and Asian markets.
  . The Advisor may choose not to hedge under certain market or economic conditions.

Each International Fund is subject to additional risks, which are described on the following pages and in the Statement of Additional Information.

INTERNATIONAL EQUITY FUND(US)

________________________________________________________________________________

[ICON]

Investment Goal   High level of total return through capital appreciation and current income

[ICON]

Principal         The International Equity Fund primarily invests in common
Investment        stocks and other equity securities of foreign companies. The
Strategies        Fund primarily invests in developed countries in Europe,
                  Australia and the Far East. The Advisor diversifies the
                  Fund's investments across three or more foreign countries and seeks securities of companies with above average growth potential. In selecting investments for the Fund, the Advisor uses a bottom-up approach to identify undervalued industries and companies in various countries. The Advisor adjusts the Fund's portfolio in response to changing growth scenarios for various industry sectors and regions. While the Advisor may not necessarily spread the Fund's investments among more than three foreign countries, the Advisor intends to diversify the Fund's investments among various countries in an effort to reduce risks.

[ICON]

Principal Risks   In addition to the general risks of investing in any
of Investing in   International Fund, this Fund is subject to the risks
this Fund         associated with equity investing. Investments in equity
                  securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

                  Various European countries have implemented a plan to convert or tie their currencies to a new currency unit, the euro. Although it is not possible to predict the impact of this conversion on the Fund, the conversion to the euro may change the economic environment and behavior of investors, particularly in European markets. The Advisor may need to modify the Fund's strategy in response to these changes. The ongoing conversion to the euro may adversely affect financial markets worldwide and may cause fluctuations in the value of the U.S. dollar and other major currencies.

[ICON]
Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

[insert bar chart for calendar years 1994-1998]
Best Quarter      Worst Quarter


x.xx%             x.xx%
(date)            (date)

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those the Morgan Stanley capital International Europe, Australasia and Far East Index (MSCI EAFE Index). An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE Index is a widely recognized index of over 900 securities listed on the stock exchanges in Europe, Australia and the Far East.

                           1 Year 3 Years 5 Years Since Inception
                           ------ ------- ------- ---------------
International Equity Fund   x.xx%  x.xx%   x.xx%       x.xx%
MSCI EAFE Index             x.xx%  x.xx%   x.xx%       x.xx%

* Fund inception (1/04/93). Index inception computed from (12/31/92)

[ICON]
Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares. Unlike an index, every mutual fund has operating expenses to pay for services, such as professional investment advisory, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. Actual Investment
Advisory and Total Operating Expenses are     , respectively. The Advisor could
discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisor."

Investment Advisory Fees
Other Expenses
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
--------------------------------------------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $xx                     $xx                                   $xx                                   $xx

TRANSEUROPE FUND(US) (not currently available for purchase)

________________________________________________________________________________

[ICON]

Investment Goal   High level of total return through capital appreciation and current income

[ICON]

Principal         The TransEurope Fund primarily invests in common stocks and
Investment        other equity securities of companies headquartered or based
Strategies        in European countries. The Fund's investments are
                  diversified among issuers located in various European countries, such as Belgium, Denmark, France, Germany, Italy and Finland. The Fund primarily invests in developed countries, but may invest in countries with emerging markets, such as Hungary, Poland and Slovakia.

[ICON]

                  In addition to the general risks of investing in any
Principal Risks   International Fund, this Fund is subject to the risks
of Investing in   associated with equity investing. Investments in equity
this Fund         securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

                  Since the Fund's investments are focused on securities of issuers located in Europe, the Fund is subject to the risk that securities of companies headquartered or based in Europe will under perform the equity markets as a whole, as well as the risk that issuers in Europe will be impacted by the market conditions, legislative or regulatory changes, competition or political, economic, or other developments in Europe. Government regulation and restriction in many European countries may limit the amount and extent of the Fund's investments in those countries. Regional economics are often closely interrelated, and political and economic developments, affecting one region or country often affect other regions or countries, thus subjecting the Fund to additional risks.

                  Various European countries have implemented a plan to convert or tie their currencies to a new currency unit, the euro. Although it is not possible to predict the impact of this conversion on the Fund, the conversion to the euro may change the economic environment and behavior of investors, particularly in European markets. The Advisor may need to modify the Fund's strategy in response to these changes. The conversion to the euro may adversely affect financial markets worldwide and may cause fluctuations in the value of the U.S. dollar and other major currencies.

                  The Fund's investments in emerging market countries can be considered speculative and, therefore, may offer higher potential for gains and losses than investments in developed markets of the world. Emerging market countries are countries that the World Bank or the United Nations considered to be emerging or developing. With respect to any emerging market country, the risks associated with foreign investing are greater. The economies of emerging market countries generally are heavily dependent upon international trade. These economies have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency value and other protectionist measures imposed or negotiated by the countries with which they trade. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers in emerging markets countries may be more precarious than in other countries. As a result, there will tend to be more price volatility in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

[ICON]

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares. Unlike an index, every mutual fund has operating expenses to pay for services, such as professional investment advisory, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. Actual Investment
Advisory and Total Operating Expenses are     , respectively. The Advisor could
discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisor."

Investment Advisory Fees
Other Expenses*
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
--------------------------------------------------------------------------------
* Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE
--------------------------------------------------------------------------------

                                                                 1 Year 3 Years
                                                                 ------ -------
This example is intended to help you compare the cost of
investing in the Fund with the cost of investing in other
mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses
remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in
the Fund would be:                                                $xx     $xx
-------------------------------------------------------------------------------

ASIAN TIGERS FUND (US)

________________________________________________________________________________

[ICON]

Investment Goal   Capital Appreciation

[ICON]

Principal         The Asian Tigers Fund primarily invests in common stocks and
Investment        other equity securities of companies headquartered or based
Strategies        in Asian countries (other than Japan). The Advisor
                  diversifies the Fund's investments among various Asian countries, such as Hong Kong, Singapore, South Korea,
                  Thailand, Taiwan and Indonesia, some of which may be considered to have emerging markets. The Fund does not intend to invest in Japan. The Advisor allocates the Fund's investments according to the relative attractiveness of the countries and within those, the relative attractiveness of the stocks. At the same time the Fund is managed in an effort to reduce risk. In selecting investments for the Fund, the Advisor evaluates each company using a combined top-down (emphasis on market and sectors) and bottom-up
                  (emphasis on individual stocks and companies) approach. The
                  Advisor tries to identify large cap, high quality, liquid companies with growth potential.

[ICON]

Principal Risks   In addition to the general risks of investing in any
of Investing in   International Fund, this Fund is subject to the risks
this Fund         associated with equity investing. Investments in equity
                  securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

                  Since the Fund's investments are focused on securities of issuers located in Asia, the Fund is subject to the risk that securities of companies headquartered or based in Asia will under perform the equity markets as a whole, as well as the risk that issuers in Asia will be impacted by the market conditions, legislative or regulatory changes, competition or political, economic or other developments in Asia. Government regulation and restrictions in many Asian countries may limit the amount and extent of the Fund's investments in those countries. Regional economics are often closely interrelated, and political and economic developments affecting one region or country often affect other regions or countries, thus subjecting the Fund to additional risks.

                  The Fund's investments in emerging market countries can be considered speculative and, therefore, may offer higher potential for gains and losses than investments in developed markets of the world. Emerging market countries are countries that the World Bank or the United Nations considered to be emerging or developing. With respect to any emerging market country, the risks associated with foreign investing are greater. The economies of emerging market countries generally are heavily dependent upon international trade. These economies have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency value and other protectionist measures imposed or negotiated by the countries with which they trade. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers in emerging markets countries may be more precarious than in other countries. As a result, there will tend to be more price volatility in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

[ICON]

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

                [insert bar chart for calendar years 1995-1998]

Best Quarter      Worst Quarter
x.xx%             x.xx%
(date)            (date)

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Morgan Stanley Capital International
(MSCI) All Asia Free ex-Japan Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI All Asia Free ex-Japan Index is a widely recognized index that tracks seven Pacific Basin countries, excluding Japan, and represents only those securities that are available for investment by international investors.

--------------------------------------------------------------------------------

                                   1 Year 3 Years Since Inception
                                   ------ ------- ---------------
Asian Tigers Fund                  x.xx%   x.xx%       x.xx%*
MSCI All Asia Free ex-Japan Index  x.xx%   x.xx%       x.xx%*

* Fund inception (1/03/94). Index inception computed from (12/31/92).

[ICON]
Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares. Unlike an index, every mutual fund has operating expenses to pay for services, such as professional investment advisory, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of their fees. Actual Investment
Advisory and Total Operating Expenses are     , respectively. The Advisor could
discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisor."

Investment Advisory Fees
Other Expenses
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
--------------------------------------------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------

                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
This example is intended to help you compare
the cost of investing in the Fund with the
cost of investing in other mutual funds. The
example assumes that you invest $10,000 in the
Fund for the time periods indicated and that
you sell your shares at the end of each
period. The example also assumes that each
year your investment has a 5% return and Fund
expenses remain the same. Although your actual
costs and returns might be different, your
approximate costs of investing $10,000 in the
Fund would be:                                   $xx     $xx     $xx     $xx
-------------------------------------------------------------------------------

LATIN AMERICA EQUITY FUND (US)

________________________________________________________________________________

[ICON]

Investment Goal   Long-term capital appreciation

[ICON]

Principal         The Latin America Equity Fund primarily invests in common
Investment        stocks and other equity securities of companies
Strategies        headquartered or based in Latin American countries. The
                  Advisor diversifies the Fund's investments among various
                  Latin American countries, such as Argentina, Brazil, Chile,
                  Colombia, Mexico, Peru and Venezuela. In selecting investments for the Fund, the Advisor seeks to benefit from economic and other developments in Latin America. The
                  Advisor tries to identify companies with long-term growth prospects whose securities are trading at reasonable prices.
                  Earnings growth and competitive advantages are among the factors considered. The Advisor selects the Fund's investments using a combination of top-down (emphasis on market and sectors) and bottom-up (emphasis on individual stocks and companies) approaches, with an emphasis on the latter. In an effort to reduce risk, the Advisor diversifies the Fund's investments among economic sectors.

[ICON]

Principal Risks   In addition to the general risks of investing in any
of Investing in   International Fund, this Fund is subject to the risks
this Fund         associated with equity investing. Investments in equity
                  securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

                  Since the Fund's investments are focused on securities of issuers located in Latin America, the Fund is subject to the risk that Latin American securities will under perform the equity markets as a whole, as well as the risk that issuers in Latin America will be impacted by the market conditions, legislative or regulatory changes, competition or political, economic or other developments in Latin America. Government regulation and restrictions in many Latin American countries may limit the amount and extent of the Fund's investments in those countries. Regional economics are often closely interrelated, and political and economic developments affecting one region or country often affect other regions or countries, thus subjecting the Fund to additional risks.

                  The Fund's investments in emerging market countries can be considered speculative and, therefore, may offer higher potential for gains and losses than investments in developed markets of the world. Emerging market countries are countries that the World Bank or the United Nations considered to be emerging or developing. With respect to any emerging market country, the risks associated with foreign investing are greater. The economies of emerging market countries generally are heavily dependent upon international trade. These economies have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency value and other protectionist measures imposed or negotiated by the countries with which they trade. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers in emerging markets countries may be more precarious than in other countries. As a result, there will tend to be more price volatility in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

                  The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

[ICON]

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

              [insert bar chart for calendar years 1997 and 1998]

Best Quarter      Worst Quarter
x.xx%             x.xx%
                  (date)

(date)
This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Morgan Stanley Capital International
(MSCI) Emerging Markets Latin America Free Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI Emerging Markets Latin America Free Index is a widely recognized index of over [800] stocks from approximately [17] Latin American/emerging market countries.

--------------------------------------------------------------------------------

                                                1 Year Since Inception
                                                ------ ---------------
Latin America Equity Fund                       x.xx%       x.xx%*
MSCI Emerging Markets Latin America Free Index  x.xx%       x.xx%*

* Fund inception (7/01/96). Index inception computed from (6/30/96).

[ICON]
Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares. Unlike an index, every mutual fund has operating expenses to pay for services, such as professional investment advisory, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. Actual Investment
Advisory and Total Operating Expenses are     , respectively. The Advisor could
discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisor."

Investment Advisory Fees
Other Expenses
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
--------------------------------------------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------

                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
This example is intended to help you compare
the cost of investing in the Fund with the
cost of investing in other mutual funds. The
example assumes that you invest $10,000 in the
Fund for the time periods indicated and that
you sell your shares at the end of each
period. The example also assumes that each
year your investment has a 5% return and Fund
expenses remain the same. Although your actual
costs and returns might be different, your
approximate costs of investing $10,000 in the
Fund would be:                                   $xx     $xx     $xx     $xx
-------------------------------------------------------------------------------

INTERNATIONAL FIXED INCOME FUND (US)

________________________________________________________________________________

[ICON]

Investment Goal   High level of total return, relative to funds with like
                  investment goals, measured in U.S. dollar terms, from income and capital appreciation

[ICON]

Principal         The International Fixed Income Fund primarily invests in
Investment        investment grade bonds of foreign companies and debt
Strategies        securities issued by foreign governments (commonly called
                  sovereign debt). In selecting investments for the Fund, the Advisor manages currency, interest rate, yield curve and credit exposure in an effort to maximize returns. There are no restrictions on the average maturity of the Fund or the maturity of any single investment. Although the Advisor generally focuses on high quality foreign bonds with intermediate maturities, maturities may vary widely depending on the Advisor's assessment of interest rate trends and other economic and market factors.

[ICON]

Principal Risks   In addition to the general risks of investing in any
of Investing in   International Fund, this Fund is subject to the risks of
this Fund         investing in bonds and other fixed income securities. The
                  prices of bonds and other fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and vice versa. Also, longer term securities are generally more volatile, so the average maturity or duration of these securities affects risk. The volatility of lower rated securities is even greater since the prospects for repayment of principal and interest are more speculative.

                  Investing in sovereign debt involves a high degree of risk, since the government that controls the repayment of the debt may not be willing or able to repay principal or interest when it is due. This may happen as a result of political constraints, cash flow problems and other national economic factors. As a result, government may default on their debt obligations, which may require the Fund to participate in debt rescheduling or other proceedings.

                  The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

[ICON]

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

                [insert bar chart for calendar years 1994-1998]

Best Quarter      Worst Quarter
x.xx%             x.xx%
(date)            (date)

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the J.P. Morgan Global Non-U.S. Government Bond Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The J.P. Morgan Global Non-U.S. Government Bond
Index is a widely recognized index of [            ].

--------------------------------------------------------------------------------

                                        1 Year 3 Years 5 Years Since Inception
                                        ------ ------- ------- ---------------
International Fixed Income              x.xx%   x.xx%   x.xx%       x.xx%*
J.P. Morgan Global Non-U.S. Government
Bond Index                              x.xx%   x.xx%   x.xx%       x.xx%*

* Fund inception (4/26/93). Index inception computed from (4/30/93).

[ICON]
Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares. Unlike an index, every mutual fund has operating expenses to pay for services, such as professional investment advisory, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. Actual Investment
Advisory and Total Operating Expenses are     , respectively. The Advisor could
discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisor."

Investment Advisory Fees
Other Expenses
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
--------------------------------------------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------

                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
This example is intended to help you compare
the cost of investing in the Fund with the
cost of investing in other mutual funds. The
example assumes that you invest $10,000 in the
Fund for the time periods indicated and that
you sell your shares at the end of each
period. The example also assumes that each
year your investment has a 5% return and Fund
expenses remain the same. Although your actual
costs and returns might be different, your
approximate costs of investing $10,000 in the
Fund would be:                                   $xx     $xx     $xx     $xx
-------------------------------------------------------------------------------

THE BOND FUNDS _________________________________________________________________

The Bond Funds are subject to the risks of investing in bonds and other fixed income securities. The prices of bonds and other fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and vice versa. Also, longer term securities are generally more volatile, so the average maturity or duration of these securities affects risk. The volatility of lower rated securities is even greater since the prospects for repayment of principal and interest is more speculative.

Each Bond Fund is subject to additional risks, which are described on the following pages and in the Statement of Additional Information.

FIXED INCOME FUND (US)

________________________________________________________________________________

[ICON]

Investment Goal   High level of total return, relative to funds with like
                  investment goals, from income, and to a lesser degree, capital appreciation

[ICON]

                  The Fixed Income Fund primarily invests in investment grade
Principal         corporate bonds and U.S. Treasury and government agency
Investment        obligations, mortgage-backed securities and asset-backed
Strategies        securities. In selecting investments for the Fund, the
                  Advisor seeks securities that show improving fundamentals not yet reflected in their price. The Advisor broadly emphasizes all fixed income securities, including mortgage-backed, corporate and U.S. government securities, in an effort to reduce risk. The Advisor actively manages four key components of portfolio risk:
                     . Duration (the sensitivity of a bond to changes in
                       interest rates) is targeted in an attempt to position the Fund's portfolio to take advantage of changing economic conditions, inflation and market values.
                     . Yield curve (the range of yields offered from short
                       term securities to long-term) allocations are based on a detailed analysis of interest rates, the portfolio's duration targets and a review of Fed policy.
                     . Sector allocation (the percentage of assets in
                       corporate bonds, governments, etc.) is determined by analysis of such factors as economic conditions, current prices and market sentiment.
                     . Security selection is based on a fundamental
                       understanding of each holding including credit analysis, market value and price volatility.

                  There are no restrictions on the average maturity of the Fund or the maturity of any single investment. Although the Advisor generally focuses on high quality securities with intermediate to long maturities, maturities may vary widely depending on the Advisor's assessment of interest rate trends and other economic and market factors.

[ICON]

Principal Risks   In addition to the general risks of investing in any Bond
of Investing in   Fund, this Fund is subject to the risks of investing in U.S.
this Fund         government and mortgage-backed securities. Although
                  investments in U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.
                  Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S.
                  Treasury or by the agency's own resources.

                  Mortgage backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

[ICON]

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

                [insert bar chart for calendar years 1994-1998]

Best Quarter      Worst Quarter
x.xx%             x.xx%
(date)            (date)

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Lehman Brothers Aggregate Bond Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Aggregate Bond Index is a widely recognized index of U.S. government obligations, corporate bonds and mortgage-backed securities.

--------------------------------------------------------------------------------

                                      1 Year 3 Years 5 Years Since Inception
                                      ------ ------- ------- ---------------
Fixed Income Fund                     x.xx%   x.xx%   x.xx%       x.xx%*
Lehman Brothers Aggregate Bond Index  x.xx%   x.xx%   x.xx%       x.xx%*

* Fund inception (1/04/93). Index inception computed from (12/31/92).

[ICON]
Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares. Unlike an index, every mutual fund has operating expenses to pay for professional services, such as professional investment advisory, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. Actual
Investment Advisory and Total Operating Expenses are     , respectively. The
Advisor could discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisor."

Investment Advisory Fees
Other Expenses
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
--------------------------------------------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------

                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
This example is intended to help you compare
the cost of investing in the Fund with the
cost of investing in other mutual funds. The
example assumes that you invest $10,000 in the
Fund for the time periods indicated and that
you sell your shares at the end of each
period. The example also assumes that each
year your investment has a 5% return and Fund
expenses remain the same. Although your actual
costs and returns might be different, your
approximate costs of investing $10,000 in the
Fund would be:                                   $xx     $xx     $xx     $xx
-------------------------------------------------------------------------------

INTERMEDIATE GOVERNMENT FIXED INCOME FUND (US)

________________________________________________________________________________

[ICON]

Investment Goal   High level of total return, relative to funds with like
                  investment goals, consistent with preservation of capital, from income and, to a lesser degree, capital appreciation

[ICON]

Principal         The Fund invests 100% of its assets in U.S. government
Investment        securities, including U.S. Treasury obligations, U.S.
Strategies        government agency securities and mortgage-backed securities.
                  The Advisor anticipates that, under normal circumstances, the Fund's dollar-weighted average maturity will range from three to ten years.

                  In selecting investments for the Fund, the Advisor actively manages four key components of portfolio risk:

                     . Duration (the sensitivity of a bond to changes in
                       interest rates) is targeted in an attempt to position the Fund's portfolio to take advantage of changing economic conditions, inflation and market values.

                     . Yield curve (the range of yields offered from short
                       term securities to long-term) allocations are based on a detailed analysis of interest rates, the portfolio's duration targets and a review of Fed policy.

                     . Sector allocation (the percentage of assets in
                       corporate bonds, governments, etc.) is determined by analysis of such factors as economic conditions, current prices and market sentiment.

                     . Security selection is based on a fundamental
                       understanding of each holding including credit analysis, market value and price volatility.

[ICON]

Principal Risks   In addition to the general risks of investing in any Bond
of Investing in   Fund, this Fund is subject to the risks of investing in U.S.
this Fund         government and mortgage-backed securities. Although
                  investments in U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.
                  Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S.
                  Treasury or by the agency's own resources.

                  Mortgage backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

[ICON]

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

                [insert bar chart for calendar years 1994-1998]

Best Quarter      Worst Quarter
x.xx%             x.xx%
(date)            (date)

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Lehman Brothers Government Bond Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Government Bond Index is a widely recognized index of U.S. Treasury securities, U.S. government agency obligations and corporate bonds backed by the U.S. government.

--------------------------------------------------------------------------------

                                       1 Year 3 Years 5 Years Since Inception
                                       ------ ------- ------- ---------------
Intermediate Government Fixed Income
Fund                                   x.xx%   x.xx%   x.xx%       x.xx%*
Lehman Brothers Government Bond Index  x.xx%   x.xx%   x.xx%       x.xx%*

*Fund inception (1/04/93). Index inception computed from (12/31/92).

[ICON]
Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares. Unlike an index, every mutual fund has operating expenses to pay for services, such as professional investment advisory, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. Actual Investment
Advisory and Total Operating Expenses are     , respectively. The Advisor could
discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisor."

Investment Advisory Fees
Other Expenses
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
--------------------------------------------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------

                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
This example is intended to help you compare
the cost of investing in the Fund with the
cost of investing in other mutual funds. The
example assumes that you invest $10,000 in the
Fund for the time periods indicated and that
you sell your shares at the end of each
period. The example also assumes that each
year your investment has a 5% return and Fund
expenses remain the same. Although your actual
costs and returns might be different, your
approximate costs of investing $10,000 in the
Fund would be:                                   $xx     $xx     $xx     $xx
-------------------------------------------------------------------------------

TAX-EXEMPT FIXED INCOME FUND (US)
--------------------------------------------------------------------------------

[ICON]

Investment Goal   High level of total return, relative to funds with like
                  investment goals, from income, consistent with preservation of capital

[ICON]

Principal         The Tax-Exempt Fixed Income Fund invests in investment grade
Investment        municipal securities that pay income exempt from Federal
Strategies        income and alternative minimum taxes. The issuers of these securities may be located in any U.S. state, territory or possession. The Advisor varies the Fund's concentration of investments among regions based on its analysis of market conditions and seeks to take advantage of economic developments. In selecting investments for the Fund, the Advisor focuses on securities of municipal issuers with improving credit, while limiting risk as much as possible.

                  There are no restrictions on the average maturity of the Fund or the maturity of any single investment. Although the Advisor focuses on intermediate to longer-term securities, maturities may vary widely depending on the Advisor's assessment of interest rate trends and other economic and market factors.

                  The Advisor actively manages four key components of portfolio risk:

                     . Duration (the sensitivity of a bond to changes in
                       interest rates) is targeted in an attempt to position the Fund's portfolio to take advantage of changing economic conditions, inflation and market values.

                     . Yield curve (the range of yields offered from short
                       term securities to long-term) allocations are based on a detailed analysis of interest rates, the portfolio's duration targets and a review of Fed policy.

                     . Sector allocation (the percentage of assets in
                       corporate bonds, governments, etc.) is determined by analysis of such factors as economic conditions, current prices and market sentiment.

                     . Security selection is based on a fundamental
                       understanding of each holding including credit analysis, market value and price volatility.

[ICON]

Principal Risks   In addition to the general risks of investing in any Bond
of Investing in   Fund, this Fund is subject to the risks of investing in
this Fund         municipal securities. There may be economic or political
                  changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities.
                  Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

[ICON]

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

                [insert bar chart for calendar years 1994-1998]

Best Quarter      Worst Quarter
x.xx%             x.xx%
(date)            (date)

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Lehman Brothers Municipal Bond Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Municipal Bond Index is a widely recognized index of municipal bonds with maturities of at least one year.

--------------------------------------------------------------------------------

                                      1 Year 3 Years 5 Years Since Inception
                                      ------ ------- ------- ---------------
Tax-Exempt Fixed Income Fund          x.xx%   x.xx%   x.xx%       x.xx%*
Lehman Brothers Municipal Bond Index  x.xx%   x.xx%   x.xx%       x.xx%*
----------------------------------------------------------------------------

*Fund inception (1/04/93). Index inception computed from (12/31/92).

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares. Unlike an index, every mutual fund has operating expenses to pay for services, such as professional investment advisory, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of their fees. Actual Investment
Advisory and Total Operating Expenses are     , respectively. The Advisor could
discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisor."

Investment Advisory Fees
Other Expenses
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
--------------------------------------------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------

                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
This example is intended to help you compare
the cost of investing in the Fund with the
cost of investing in other mutual funds. The
example assumes that you invest $10,000 in the
Fund for the time periods indicated and that
you sell your shares at the end of each
period. The example also assumes that each
year your investment has a 5% return and Fund
expenses remain the same. Although your actual
costs and returns might be different, your
approximate costs of investing $10,000 in the
Fund would be:                                   $xx     $xx     $xx     $xx
-------------------------------------------------------------------------------

LIMITED VOLATILITY FIXED INCOME FUND (US) (not currently available for purchase)

________________________________________________________________________________

[ICON]

Investment Goal   High level of current income, consistent with relative
                  stability of principal

[ICON]

Principal         The Limited Volatility Fixed Income Fund primarily invests
Investment        in a diversified portfolio of investment grade corporate
Strategies        bonds, U.S. government agency securities, municipal
                  securities, mortgage-backed securities and sovereign debt securities. Under normal circumstances, the Fund's dollar-weighted average maturity will be less than six years.

[ICON]

Principal Risks   In addition to the general risks of investing in any Bond
of Investing in   Fund, this Fund is subject to the risks of investing in
this Fund         municipal securities, foreign securities and sovereign debt.

                  There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supples of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

                  Investing in foreign countries poses distinct risks, since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, investment in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

                  Investing in sovereign debt involves a high degree of risk, since the government that controls the repayment of the debt may not be willing or able to repay principal or interest when it is due. This may happen as a result of political constraints, cash flow problems and other national economic factors. As a result, government may default on their debt obligations, which may require the Fund to participate in debt rescheduling or other proceedings.

[ICON]

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares. Unlike an index, every mutual fund has operating expenses to pay for services, such as professional investment advisory, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor is voluntarily waiving a portion of its fees. Actual Investment
Advisory and Total Operating Expenses are     , respectively. The Advisor could
discontinue this voluntary waiver at any time. For more information about these fees, see "Investment Advisor."

Investment Advisory Fees
Other Expenses*
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
--------------------------------------------------------------------------------
*Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE
--------------------------------------------------------------------------------

                                                                 1 Year 3 Years
                                                                 ------ -------
This example is intended to help you compare the cost of
investing in the Fund with the cost of investing in other
mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses
remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in
the Fund would be:                                                $xx     $xx
-------------------------------------------------------------------------------

THE MONEY MARKET FUNDS _________________________________________________________

   Money market funds invest in high quality, short-term debt securities, commonly known as money market instruments. These generally include CDs, bankers' acceptances, U.S. Treasury securities, some municipal securities, commercial paper, and repurchase agreements involving these instruments. Money market funds follow strict rules about credit risk, maturity and diversification of its investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in a money market fund.

   Each Money Market Fund is subject to additional risks, which are described on the following pages and in the Statement of Additional Information.

TREASURY MONEY MARKET FUND (US)

________________________________________________________________________________

[ICON]

Investment Goal   To preserve principal value and maintain a high degree of
                  liquidity while providing current income.

[ICON]

Principal         The Treasury Money Market Fund invests substantially all of
Investment        its assets in short-term U.S. Treasury obligations,
Strategies        repurchase agreements involving these obligations, and
                  shares of money market funds that invest in U.S. Treasury obligations. The Advisor structures the Fund's portfolio based on its outlook on:

                     . interest rates
                     . market conditions, and
                     . liquidity needs.

                  The Advisor adjusts the average maturity of the Fund in anticipation of changes in short-term interest rates. Important factors include an assessment of Federal policy and an analysis of the yield curve (the range of yields offered). Positioning of the Fund in an attempt to capture higher returns is the key component of the strategy.

[ICON]

Principal Risks   An investment in the Fund is subject to the risk that the
of Investing in   Fund's yield will decline due to falling interest rates. A
This Fund         Fund share is not a bank deposit and is not insured or
                  guaranteed by the FDIC or any government agency. In addition, although the Fund tries to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

                [insert bar chart for calendar years 1994-1998]

Best Quarter      Worst Quarter
x.xx%             x.xx%
(date)            (date)

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the IBC U.S. Treasury Average. An average measures the share prices of a specific group of mutual funds with a particular investment objective. You cannot invest directly in an average. The IBC U.S. Treasury Average is a composite of mutual funds with investment goals similar to the Fund's goal.

--------------------------------------------------------------------------------

                            1 Year 3 Years 5 Years Since Inception
                            ------ ------- ------- ---------------
Treasury Money Market Fund  x.xx%   x.xx%   x.xx%       x.xx%*
IBC U.S. Treasury Average   x.xx%   x.xx%   x.xx%       x.xx%*
------------------------------------------------------------------

*Fund inception (1/04/93). Average inception computed from (12/31/92).

To obtain the Fund's current yield, please call 1-800-443-4725.

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares. Unlike an index, every mutual fund has operating expenses to pay for services, such as professional investment advisory, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor and Administrator are voluntarily waiving a portion of their fees. Actual Investment Advisory, Other Expenses and Total Operating Expenses are
    , respectively. The Advisor and Administrator could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisor" and the Statement of Additional Information.

Investment Advisory Fees
Other Expenses
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
--------------------------------------------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------

                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
This example is intended to help you compare
the cost of investing in the Fund with the
cost of investing in other mutual funds. The
example assumes that you invest $10,000 in the
Fund for the time periods indicated and that
you sell your shares at the end of each
period. The example also assumes that each
year your investment has a 5% return and Fund
expenses remain the same. Although your actual
costs and returns might be different, your
approximate costs of investing $10,000 in the
Fund would be:                                   $xx     $xx     $xx     $xx
-------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND (US)

________________________________________________________________________________

[ICON]

Investment Goal   To provide as high a level of current income as is
                  consistent with the preservation of capital and liquidity

[ICON]

Principal         The Government Money Market Fund invests 100% of its assets
Investment        in short-term U.S. government money market instruments, such
Strategies        as U.S. Treasury obligations and U.S. government agency
                  securities, and repurchase agreements involving these instruments. The Advisor structures the Fund's portfolio based on the Advisor's outlook on interest rates, market conditions and liquidity needs. The Advisor monitors the Fund's investments for credit quality changes and adjusts the average maturity of the Fund in anticipation of changes in short-term interest rates. Important factors include an assessment of Federal policy and an analysis of the yield curve (the range of yields offered). Positioning of the Fund in an attempt to capture higher returns is the key component of the strategy.

[ICON]

Principal Risks   An investment in the Fund is subject to the risk that the
of Investing in   Fund's yield will decline due to falling interest rates. A
This Fund         Fund share is not a bank deposit and is not insured or
                  guaranteed by the FDIC or any government agency. Although the Fund tries to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

[ICON]

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

                [insert bar chart for calendar years 1994-1998]

Best Quarter      Worst Quarter
x.xx%             x.xx%
(date)            (date)

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the IBC Total Government Average. An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The IBC Total Government Average is a composite of mutual funds with investment goals similar to the Fund's goal.

--------------------------------------------------------------------------------

                              1 Year 3 Years 5 Years Since Inception
                              ------ ------- ------- ---------------
Government Money Market Fund  x.xx%   x.xx%   x.xx%       x.xx%*
IBC Total Government Average  x.xx%   x.xx%   x.xx%       x.xx%*
--------------------------------------------------------------------

*Fund inception (1/04/93). Average inception computed from (12/31/92).

To obtain the Fund's current yield, please call 1-800-443-4725.

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares. Unlike an index, every mutual fund has operating expenses to pay for services, such as professional investment advisory, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Administrator is voluntarily waiving a portion of its fees. Actual Other
Expenses and Total Operating Expenses are     , respectively. The Administrator
could discontinue this voluntary waiver at any time. For more information about these fees, see the Statement of Additional Information.

Investment Advisory Fees
Other Expenses
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
--------------------------------------------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------

                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
This example is intended to help you compare
the cost of investing in the Fund with the
cost of investing in other mutual funds. The
example assumes that you invest $10,000 in the
Fund for the time periods indicated and that
you sell your shares at the end of each
period. The example also assumes that each
year your investment has a 5% return and Fund
expenses remain the same. Although your actual
costs and returns might be different, your
approximate costs of investing $10,000 in the
Fund would be:                                   $xx     $xx     $xx     $xx
-------------------------------------------------------------------------------

MONEY MARKET FUND (US)

________________________________________________________________________________

[ICON]

Investment Goal   To provide as high a level of current income as is
                  consistent with the preservation of capital and liquidity

[ICON]

Principal         The Money Market Fund invests in high quality money market
Investment        instruments issued by corporations, banks and the U.S.
Strategies        government or its agencies or instrumentalities. The Advisor structures the Fund's portfolio based on the Advisor's outlook on interest rates, market conditions and liquidity needs. The Advisor monitors the Fund's investments for credit quality changes and may adjust the average maturity of the Fund in anticipation of changes in short-term interest rates. Important factors include an assessment of Federal policy and an analysis of the yield curve (the range of yields offered). Positioning of the Fund in an attempt to capture higher returns is the key component of the strategy.

[ICON]

Principal Risks   An investment in the Fund is subject to the risk that the
of Investing in   Fund's yield will decline due to falling interest rates. A
This Fund         Fund share is not a bank deposit and is not insured or
                  guaranteed by the FDIC or any government agency. Although the Fund tries to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

[ICON]

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

                [insert bar chart for calendar years 1994-1998]

Best Quarter      Worst Quarter
x.xx%             x.xx%
(date)            (date)

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the IBC Total Taxable Average. An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The IBC Total Taxable Average is a composite of mutual funds with investment goals similar to the Fund's goal.

--------------------------------------------------------------------------------

                           1 Year 3 Years 5 Years Since Inception
                           ------ ------- ------- ---------------
Money Market Fund          x.xx%   x.xx%   x.xx%       x.xx%*
IBC Total Taxable Average  x.xx%   x.xx%   x.xx%       x.xx%*
-----------------------------------------------------------------

*Fund inception (1/04/93). Average inception computed from (12/31/92).

To obtain the Fund's current yield, please call 1-800-443-4725.

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares. Unlike an index, every mutual fund has operating expenses to pay for services, such as professional investment advisory, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor, Administrator and Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory, Other Expenses and Total Operating
Expenses are     , respectively. The Advisor, Administrator and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisor" and the Statement of Additional Information.

Investment Advisory Fees
Other Expenses
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
--------------------------------------------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------

                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
This example is intended to help you compare
the cost of investing in the Fund with the
cost of investing in other mutual funds. The
example assumes that you invest $10,000 in the
Fund for the time periods indicated and that
you sell your shares at the end of each
period. The example also assumes that each
year your investment has a 5% return and Fund
expenses remain the same. Although your actual
costs and returns might be different, your
approximate costs of investing $10,000 in the
Fund would be:                                   $xx     $xx     $xx     $xx
-------------------------------------------------------------------------------

TAX-EXEMPT MONEY MARKET FUND (US)

________________________________________________________________________________

[ICON]

Investment Goal   To preserve principal value and maintain a high degree of
                  liquidity while providing current income exempt from Federal income tax and not included as a preference item under the Federal alternative minimum tax

[ICON]

Principal         The Tax-Exempt Money Market Fund invests substantially all
Investment        of its assets in short-term, high quality money market
Strategies        instruments issued by municipalities and other issuers that pay income exempt from Federal income and alternative minimum taxes. These issuers may be located in any state, territory or possession of the U.S., or the District of Columbia. The Advisor emphasizes particular market sectors that it expects will outperform the market as a whole. The
                  Advisor actively manages the Fund's portfolio based on its outlook on market conditions, interest rates and liquidity needs. The Advisor monitors the Fund for credit quality changes and adjusts maturities in anticipation of changes in interest rates. Important factors include an assessment of Federal policy and an analysis of the yield curve (the range of yields offered). Positioning of the Fund in an attempt to capture higher returns is the key component of the strategy.

[ICON]

Principal Risks   An investment in the Fund is subject to the risk that the
of Investing in   Fund's yield will decline due to falling interest rates. In
This Fund         addition, since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
                  Although the Fund tries to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

[ICON]

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Common Shares from year to year.

                [insert bar chart for calendar years 1994-1998]

Best Quarter      Worst Quarter
x.xx%             x.xx%
(date)            (date)

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the IBC Total Tax-Free Average. An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The IBC Total Tax-Free Average is a composite of mutual funds with investment goals similar to the Fund's goal.

--------------------------------------------------------------------------------

                              1 Year 3 Years 5 Years Since Inception
                              ------ ------- ------- ---------------
Tax-Exempt Money Market Fund  x.xx%   x.xx%   x.xx%       x.xx%*
IBC Total Tax-Free Average    x.xx%   x.xx%   x.xx%       x.xx%*
--------------------------------------------------------------------

*Fund inception (1/04/93). Average inception computed from (12/31/92).

To obtain the Fund's current yield, please call 1-800-443-4725.

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares. Unlike an index, every mutual fund has operating expenses to pay for services, such as professional investment advisory, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor and Administrator are voluntarily waiving a portion of their fees. Actual Investment Advisory, Other Expenses and Total Operating Expenses are
    , respectively. The Advisor and Administrator could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisors" and the Statement of Additional Information.

Investment Advisory Fees
Other Expenses
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses
--------------------------------------------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------

                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
This example is intended to help you compare
the cost of investing in the Fund with the
cost of investing in other mutual funds. The
example assumes that you invest $10,000 in the
Fund for the time periods indicated and that
you sell your shares at the end of each
period. The example also assumes that each
year your investment has a 5% return and Fund
expenses remain the same. Although your actual
costs and returns might be different, your
approximate costs of investing $10,000 in the
Fund would be:                                   $xx     $xx     $xx     $xx
-------------------------------------------------------------------------------

More Information About Risk ____________________________________________________
This section gives you more information about the risks of investing in the Funds. The Funds may invest in other securities, use other strategies and engage in other investment practices than those described in this Prospectus. These are discussed in detail in the Statement of Additional Information.

               Type of Risk                    Funds Subject to Risk


Early Closing Risk--Unanticipated early      All Funds
closings of markets or exchanges may
result in a Fund being unable to sell or buy securities on that day. If an exchange or market closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses

Convertible Securities--Convertible          Stock Funds Balanced
securities have characteristics of both      Fund International Funds
fixed income and equity securities. The      Bond Funds
value of the convertible security tends
to move with the market value of the
underlying stock, but may also be
affected by interest rates, credit
quality of the issuer and any call
provisions.

Fixed Income Risk--In addition to the        Bond Funds International
general risks of investing in bonds and      Fixed Income Fund
other fixed income securities, different types of fixed income securities may be subject to the following additional risks:

  Call Risk--During periods of falling
  interest rates, debt obligations with
  high interest rates may be prepaid (or
  "called") by the issuer prior to
  maturity. This may cause a Fund's
  average weighted maturity to
  fluctuate, and may require a Fund to
  invest the resulting proceeds
  elsewhere, at generally lower interest
  rates.

  Credit Risk--The possibility that an
  issuer will be unable to make timely
  payments of either principal or
  interest.

  Since the Fund purchases securities
  backed by credit enhancements from
  banks and other financial
  institutions, changes in the credit
  ratings of these institutions could
  cause the Fund to lose money and may
  affect the Fund's share price.

  Event Risk--Securities may suffer
  substantial declines in credit quality
  and market value due to corporate or
  governmental restructurings. While
  this risk may be high for certain
  securities held by a Fund, the overall
  risk should be reduced because of the
  Fund's multiple holdings.

               Type of Risk

                                               Funds Subject to Risk

Hedging Risk--Hedging is a strategy          Stock Funds Balanced
designed to offset investment risks.         Fund International Funds
Hedging activities include, among other
things, the use of forwards, options and futures. The Advisor may choose not to hedge under certain market or economic conditions.

There are risks associated with hedging
activities, including:

  . The success of a hedging strategy
    may depend on an abiliy to predict
    movements in the prices of
    individual securities, fluctuations
    in markets, and movements in
    interest and currency exchange
    rates;

  . There may be an imperfect or no
    correlation between the changes in
    market value of the securities held
    by the Fund or the currencies in
    which those securities are
    denominated and the prices of
    forward contracts, futures and
    options on futures;

  . There may not be a liquid secondary
    market for a futures contract or
    option;

  . Trading restrictions or limitations
    may be imposed by an exchange, and
    government regulations may restrict
    trading in currencies, futures
    contracts and options. Currently,
    only a limited market, if any,
    exists for hedging transactions
    relating to currencies in certain
    markets, including Latin American,
    Asian and emerging markets
    generally. This may limit a Fund's
    ability to effectively hedge its
    investments in those markets.


  Futures--The Funds may use futures         Stock Funds Balanced
  contracts and related options for bona     Fund International Funds
  fide hedging purposes to offset
  changes in the value of securities
  held or expected to be acquired. They
  may also be used to gain exposure to a
  particular market or instrument, to
  create a synthetic money market
  position, and for certain other tax-
  related purposes. Futures contracts
  and options on futures contracts
  provide for the future sale by one
  party and purchase by another party of
  a specified amount of a specific
  security at a specified future time
  and at a specified price. An option on
  a futures contract gives the purchaser
  the right, in exchange for a premium,
  to assume a position in a futures
  contract at a specified exercise price
  during the term of the option. Index
  futures are futures contracts for
  various indices that are traded on
  registered securities exchanges.

               Type of Risk                    Funds Subject to Risk


  Options--The buyer of an option            Stock Funds Balanced
  acquires the right to buy (a call          Fund International Funds
  option) or sell (a put option) a
  certain quantity of a security (the
  underlying security) or instrument at
  a certain price up to a specified
  point in time. The seller or writer
  of an option is obligated to sell (a
  call option) or buy (a put option)
  the underlying security. When writing
  (selling) call options on securities,
  the Funds may cover its positions by
  owning the underlying security on
  which the option is written or by
  owning a call option on the
  underlying security. Alternatively,
  the Funds may cover its position by
  maintaining in a segregated account
  cash or liquid securities equal in
  value to the exercise price of the
  call option written by the Funds.

  Because option premiums paid or
  received by the Funds are small in
  relation to the market value of the
  investments underlying the options,
  buying and selling put and call
  options can be more speculative than
  investing directly in securities. The
  aggregate value of option positions
  may not exceed 10% of a Fund's net
  assets at the time the Fund enters
  into an option contract.



Year 2000 Risk--The Funds depend on the      All Funds
smooth functioning of computer systems in almost every aspect of their business.
Like other mutual funds, businesses and
individuals around the world, the Funds
could be adversely affected if the
computer systems used by its service
providers do not properly process dates
on and after January 1, 2000, and
distinguish between the year 2000 and the year 1900. The Funds have asked their service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and is seeking assurances from its service providers that they are devoting significant resources to prevent material adverse consequences to the Funds. While it is likely that such assurances will be obtained, the Funds and their shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by U.S. and foreign issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do business. Furthermore, many foreign countries are not as prepared as the U.S. for the year 2000 transition. As a result, computer difficulties in foreign markets and with foreign institutions as a result of the Year 2000 may add to the possibility of losses of the Funds and shareholders.

               Type of Risk

                                               Funds Subject to Risk

Temporary Defensive Investing--The           All Funds
investments and strategies described
throughout the prospectus are those the
Advisor use under normal market
conditions. When the Advisor determines
that market conditions warrant, each Fund may invest up to 100% of its assets in money market instruments, hold U.S.
dollars and foreign currencies, including multinational currency units (such as the euro) or shorten its average weighted maturity. This may occur, for example, if securities markets or issuers experience difficulties with the year 2000 transition. When a Fund is investment for temporary, defensive purposes, it is not pursuing its investment goal.

 .......................

     How Do I
     Obtain an
     Application?

 Account Applica-
 tion forms can be
 obtained by call-
 ing 1-800-443-
 4725.

 .......................

How to Purchase, Exchange and Sell Your Shares _________________________________

Purchasing Common Shares
How To Purchase
Common Shares     You may purchase Common Shares
                  of the Funds by mail,
                  telephone or wire directly
                  from us. You also may purchase
                  Common Shares through a
                  variety of channels, including
                  wrap programs, retirement
                  plans, discount brokerage
                  programs, and through various
                  brokerage firms and financial
                  institutions that are
                  authorized to sell Common
                  Shares (intermediaries).
                  Common Shares are offered continuously and without a sales charge. (See Doing Business Through An Intermediary)

                     To buy shares directly from us, please call 1-800-443-
                  4725 to obtain an Account Application. You should make your check or money order payable in U.S. dollars to ABN AMRO Funds and include the name of the appropriate Fund(s) on your check. We cannot accept third party checks, credit cards, credit card checks or cash. Please note that if you purchase shares with a check and then sell those shares within a short period of time, we may delay payment to you until your check clears (which may take up to 15 Business
                  Days). If your check does not clear, your purchase will be canceled and you could be liable for any costs incurred.

By Mail You can mail your Account Application and check or money order to:
                  ABN AMRO Funds
                  P.O. Box 60549
                  King of Prussia, Pennsylvania 19406-0549

By Telephone      If we have already received your Account Application, you
                  may purchase shares over the telephone by calling us at 1-
                  800-433-4725. We will complete your purchase order when we receive your payment.

By Wire Before you wire funds, you must call us at 1-800-443-4725 to obtain an Account Application. After you have sent us your account application and established an account, you may purchase shares by wire as long as you:
                      . first, call us at 1-800-443-4725
                      . second, include your name, account number, taxpayer
                        identification number or Social Security number, address and the Fund(s) you wish to purchase in the wire instructions
                      . and third, wire Federal Funds to:
                          BSDT of Boston Massachusetts
                          ABA#01-10-01234
                          Account Number 14272
                          Further credit: [Fund Name]

                  You can make additional investments by wire at any time using the above procedures.

                     Fund shares cannot be purchased by wire on Federal
                  holidays that restrict wire transfers.

                     You may purchase a Fund's shares on any business day,
                  excluding major holidays (these holidays are listed in the Statement of Additional Information). The price per share (the offering price) will be the net asset value (NAV) per share next determined after we receive your purchase order and payment. We calculate each Fund's NAV once each Business Day. For the Non-Money Market Funds, we calculate NAV as of the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for these Funds, to receive the current Business Day's NAV, generally we must receive your purchase order from your financial institution before 4:00 p.m., Eastern time.

                     For the Money Market Funds, we must receive your purchase
                  order and payment before 1:00 p.m., Eastern time for you to receive the current Business Day's NAV and that day's dividend. You may not purchase shares of a Money Market Fund by Federal Reserve wire on days the Federal Reserve is closed.

                     If we receive your order and payment after the above cut-
                  off times, your purchase order will be effective the next Business Day and your purchase price per share will be the NAV calculated on the next Business Day.

                     In calculating NAV for the Non-Money Market Funds, we
                  generally value a Fund's portfolio at market price. In calculating NAV for the Money Market Funds, we generally value a Fund's portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. If market prices are unavailable, or we think that the market prices or the amortized cost valuation method are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that trade on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of a Fund's shares may change on days when you cannot purchase or sell Fund shares. Although we cannot assure this, we expect the NAV for the Money Market Funds to remain constant at $1.00 per share.

                   Buy, Exchange and Sell Requests are in "Good Order" when:
                       . The account number and Fund name are shown
                       . The amount of the transaction is specified in dollars
                         or shares
                       . Signatures of all owners appear exactly as they are
                         registered on the account
                       . Any required signature guarantees (if applicable) are
                         included
                       . Other supporting legal documents (as necessary) are
                         present

                     To purchase Common Shares of any Fund for the first time,
                  you must invest at least $2,000 in any Fund. To purchase additional shares of any Fund, you must invest at least $100. However, we may waive the investment minimums at any time at our discretion.

 .......................
     How Does
     an
     Exchange
     Take
     Place?

 When you exchange
 your shares, you
 authorize the
 sale of you
 shares in one
 Fund to purchase
 shares of another
 Fund. In other
 words, you are
 requesting a sale
 and then a pur-
 chase. This sale
 of your shares
 may be a taxable
 event for you.
 .......................

     What is a
     Signature
     Guarantee?

 A signature guar-
 antee verifies
 the authenticity
 of your signature
 and may be ob-
 tained from
 banks,
 brokerdealers,
 certain credit
 unions, clearing
 agencies or sav-
 ings associa-
 tions. A notary
 public cannot
 provide a signa-
 ture guarantee.

 .......................

                     If you have arranged to purchase shares through the
                  Automatic Investment Plan (see below), then you must invest at least $50.

Automatic         You may purchase Common Shares by direct deposit or
Investment Plan   Automated Clearing House transactions.

                     With the Automatic Investment Plan (AIP), you may
                  purchase additional shares automatically through regular deductions from your checking account. After you have established an account with us, you may begin regularly scheduled investments of at least $50 per month. Please contact your us at 1-800-443-4725 to obtain an AIP Application Form.

Exchanging Common You may exchange Common Shares of any Fund for Common Shares
Shares How To     of any other Fund on any Business Day. You can request an
Exchange Your     exchange by mail, or by telephone if you elected the telephone
Shares            exchange option on your Account Application. You will receive the current Business Days NAV if we recieve your exchange request in good order prior to the time NAV is calculated for the Non-Money Market Funds and by 1:00 p.m., Eastern time for the Money Market Funds. If your request is for more than $5,000, we may require a written exchange request with a signature guarantee from an eligible guarantor (a notarized signature is not sufficient) We may change or cancel the exchange privilege at any time upon 60 days' notice.

Selling Common    You may sell (redeem) your shares on any Business Day by
Shares How To     mail or telephone. If your redemption request is for more
Sell Your Shares  than $5,000, or if you are requesting that the proceeds from your redemption be sent to an address or an account that is different from what we have on our records, then we may require a written redemption request with a signature guarantee from an eligible guarantor (a notarized signature is not sufficient).

                     You will receive the current Business Day's NAV if we
                  receive your redemptions request in good order prior to the time NAV is calculated for the Non-Money Market Funds and by 1:00 p.m., Eastern time for the Money Market Funds.

Receiving Your    Normally, we will send your redemption proceeds within seven
Money             Business Days after we receive your request. Your proceeds can be mailed to you or mailed or wired to your bank account. To request a wire transfer, please contact your bank or financial intermediary. You will be charged a $10.00 fee for each wire transfer. If you recently purchased your shares by check or through an AIP, then your proceeds may not be available until your check has cleared (which may take up to 15 days).

                     We intend to pay your redemption proceeds in cash.
                  However, under unusual conditions that make the payment of cash unwise (and for the protection of the remaining shareholders of the Fund), we may pay all or part of your redemption proceeds in Portfolio securities that have a market value equal to the redemption price. Although it is highly unlikely that your shares would ever actually be redeemed in kind, if it did happen, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any gain from the sale.

Systematic        Under the Systematic Withdrawal Plan (SWP), you may arrange
Withdrawal        monthly, quarterly, semi-annual, or annual automatic
Plans             withdrawals of $50 or more from any Fund. The proceeds can be mailed to you or wired to your bank account. You may use the SWP if you automatically reinvest your dividends (see
                  Dividends and Distributions below) and your account has a current value of $5,000 or more.

Involuntary       If your account balance drops below $2,000 (the required
Redemptions       minimum initial purchase amount) due to redemptions,
                  including redemptions through the SWP, you may be required to redeem your remaining shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid involuntary redemption.

More Information About
Share Transactions

Checkwriting       You may elect the Money Market Funds' checkwriting services
Service for        which allow you to write checks in amounts of $100 or more.
Money Market       You may not, however, use a check to close your account. You
Fund Investors     may not write checks against Common Shares of the Money
                   Market Funds in your account which you purchased within the last 15 days, except for shares you purchased by wire (which are immediately available).

Telephone          Telephone transactions are extremely convenient, but not
Transactions       without risk. To try to keep your telephone transactions as safe, secure, and risk-free as possible, we have developed certain safeguards and procedures for determining the identity of callers and authenticity of instructions. We will not be responsible for any loss, liability, cost, or expense for following telephone or wire instructions we reasonably believe to be genuine. If you choose to make telephone transactions, you will generally bear the risk of any loss.
                   You may not close your account by telephone.

Doing Business     Common shares are sold without a sales charge, 12b-1 fee or
Through an         shareholder servicing fee. However, intermediaries may
Intermediary       charge fees for services provided in connection with buying,

 ..........................

     Distributions

 The Funds dis-
 tribute income
 dividends and
 capital gains.
 Income dividends
 represent the
 earnings from a
 Fund's invest-
 ments; capital
 gains occur when
 a Fund sells a
 portfolio secu-
 rity for more
 than the origi-
 nal purchase
 price.

 ..........................

                 selling or exchanging Fund shares on your behalf. Each intermediary may impose its own rules about share transactions, including earlier deadlines for purchase, sale and exchange requests.

                    If you own shares that are registered in your
                 intermediary's name, and you want to transfer the registration to another intermediary or want the shares registered in your name, then you should contact your intermediary for instructions to make this change.

Right to         The Funds are intended to be long-term investment vehicles
Reject Orders    and are not designed to provide you with a means of
                 speculating on short-term market movements or engaging in short-term trading. Excessive trading in Fund shares may interfere with portfolio management, raise operating expenses or otherwise have an adverse effect on Fund shareholders. In order to limit excessive trading and in other circumstances where we believe doing so would be in the best interest of a Fund, each Fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges, reject any specific purchase or exchange request and suspend the offering of shares for a period of time. You will be notified in the event this happens, as required by law.

Dividends and Distributions ____________________________________________________

                 The Funds distribute their net investment income as follows:

                 ---------------------------------------------------------------
                 Stock Funds          Declared and distributed monthly
                 Balanced Fund
                 Bond Funds

                 International Funds  Declared and distributed at least annually

                 Money Market Funds   Declared daily and distributed monthly
                 ---------------------------------------------------------------

                 The Funds distribute capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution. If a Fund does not have income or capital gains available to distribute, as determined under tax laws, you will not receive a distribution.

                    You will receive dividends and distributions in the form of additional shares unless you have elected to receive payment in cash. To elect cash payment, you must notify us in writing prior to the date of distribution. Your election will become effective for dividends paid after we receive your written notice. To cancel your election, simply send us written notice.
66

 ..........................

     Taxes

 Distributions
 you receive from
 a Fund may be
 taxable whether
 or not you rein-
 vest them.

 ..........................

     Investment
     Advisor

 A Fund's invest-
 ment advisor
 manages invest-
 ment activities
 and is responsi-
 ble for the per-
 formance of the
 Fund. The Advi-
 sors conduct re-
 search, execute
 Fund strategies
 based on an as-
 sessment of eco-
 nomic and market
 conditions, and
 determine which
 portfolio secu-
 rities to buy,
 hold or sell.

 ......................

Tax Information ________________________________________________________________

                 The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is based on current tax laws, which may be changed by legislative, judicial or administrative action. We have not tried to present a detailed explanation of the tax treatment of the Funds or their shareholders. More information about taxes is in our Statement of Additional Information. We urge you to consult your tax advisor regarding specific questions about federal, state and local income taxes.

Tax Status of    Each Fund will distribute substantially all of its income and
Distributions    capital gains, if any. The income dividends you receive from the Funds will be taxed as ordinary income whether you receive the dividends in cash or in additional shares.

                    The dividends and distributions you receive may be subject to federal, state and local taxation, depending on your tax situation. You may be taxed on each sale of Fund shares.

                    The Tax-Exempt Fixed Income and Tax-Exempt Money Market
                 Funds intend to distribute federally tax-exempt income. Each Fund may invest a portion of its assets in securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by these Funds may be taxable.

                    More information about taxes is in the Statement of
                 Additional Information.

Investment       The Advisor makes investment decisions for the Funds and
Advisors         reviews, supervises, and administers each Fund's investment program. The Trustees of the Trust supervise the Advisor and establish policies that the Advisor must follow in their day-to-day management activities.

                    ABN AMRO Asset Management (USA) Inc. (the Advisor), 208
                 South LaSalle Street, Chicago, IL 60604, was organized in March 1991 under the laws of the State of Delaware. The Advisor manages assets for individuals, corporations, unions, governments, insurance companies, and charitable organizations. As of December 31, 1998, the Advisor managed approximately $ billion in assets.

                    For the fiscal year ended December 31, 1998, the Funds
                 paid the following in advisory fees:

                     As of December 31, 1998, the TransEurope and Limited
                  Volatility Fixed Income Funds had not yet commenced operations. The Advisor is entitled to receive .80% from the Small Cap Value Fund, which, as of December 31, 1998, had not been in operation for a full fiscal year.

                    The Advisor may voluntarily waive a portion of its fees
                  in order to limit the total operating expenses of the Funds. The Advisor reserves the right to terminate its voluntary fee waivers at any time. The Advisor may use its affiliates as brokers for the Funds' portfolio transactions. The affiliates may receive compensation from the Funds for their brokerage services.

                    The Advisor is a direct, wholly-owned subsidiary of ABN
                  AMRO Bank, N.V. As of April 1, 1999 affiliates of the Advisor owned of record or beneficially, substantially all
                  of the Common Shares of the [      ] Funds. As a result,
                  these affiliates may be deemed to "control" these Funds within the meaning of the Investment Company Act of 1940. The Advisor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Funds' shares. Some of these financial institutions may be affiliated with the Advisor.

                     Jac A. Cerney, Senior Vice President of the Advisor, has
                  served as portfolio manager for the Value Fund and the equity portion of the Balanced Fund since their inception. Mr. Cerney has been associated with the Advisor and its predecessor since April, 1990 as a portfolio manager.

                     A. Keith Dibble, Senior Vice President of the Advisor,
                  has served as portfolio manager for the Growth Fund since its inception. Mr. Dibble has been associated with the Advisor and its predecessor since 1987 as a portfolio manager. Mr. Dibble received two B.S. degrees in Engineering from Washington State University and an M.B.A. in Finance from Northwestern University. Mr. Dibble is a member of the Institute of Chartered Financial Analysts, a past president of the Milwaukee Investment Analysts Society and a member of various other professional organizations.

                     Nancy Holland, Senior Vice President of the Advisor, has
                  served as portfolio manager of the Real Estate Fund since its inception. Ms. Holland has been associated with the Advisor since January, 1997 as a portfolio manager. Prior to joining the Advisor, Ms. Holland served as a real estate analyst with Edward Jones from January, 1995 to December, 1996, and served as a senior financial analyst and development accounting manager with CenterMark Properties from November, 1988 to January, 1995. Ms. Holland graduated from Saint Louis University with a B.S. in Accounting.

                     Mary E. Ras, Vice President of the Advisor, has served as
                  co-manager of the Small Cap Growth Fund since September, 1998. She is also a member of the Equity Committee and is responsible for equity research and equity trading. Ms. Ras has been associated with the Advisor and its predecessor since 1983. Prior to joining the Asset Management Group, Ms. Ras worked in debt finance and tax-advantaged investments. Ms. Ras holds an M.B.A. degree from the University of Chicago and a B.S. degree from Northeastern Illinois University.

                  Kenneth A. Tyszko, CFA, CPA, Vice President of the
                  Advisor, has served as co-manager of the Small Cap Growth Fund since September, 1998. Mr. Tyszko has been associated with the Advisor or its affiliates since 1996. Previously, he managed a $250 million portfolio of publicly traded small and mid-size capitalization growth stocks for Sears Investment Management Co., which he joined in 1984. Mr. Tyszko earned his B.A. in Accounting from the University of Illinois. Mr. Tyszko is a member of the Illinois CPA Society, the Investment Analysts Society of Chicago, and the Association for Investment Management and Research.
                     Kurt S. Moeller, Vice President of the Advisor, has
                  served as co-manager of the Small Cap Value Fund since March 1, 1999. Mr. Moeller began his investment career in 1995 as a research assistant for the Indiana University Foundation. Mr. Moeller was a fundamental equity analyst at Grantham, Mayo, Van Otterloo & Co., LLC, a Boston money management firm, from 1996 through 1998. Mr. Moeller earned a B.A. in Economics and History from Rice University in 1991 and an M.B.A. in Finance from Indiana University in 1996.
                     Edwin M. Bruere, Senior Vice President of the Advisor has
                  served as lead portfolio manager of the Small Cap Value Fund since June 30, 1998 and co-manager of the Value Fund since
                       . Prior to joining the Advisor in 1988, Mr. Bruere
                  spent two years as Managing Director of an investment management firm. Previous to this, he spent six years at Continental Bank (Bank of America) as a Senior Director. He spent his last two years in London working in the Merchant Bank on securities origination and distribution. Mr. Bruere graduated from Iowa State University with a B.S. in business and received his M.B.A. from Indiana University. He is a member of the Association for Investment Management and Research and the Investment Analysts Society of Chicago. He is a Director of the Indiana University Reese Foundation.
                     Richard Butler, Senior Vice President of the Advisor and
                  co-manager of the Growth Fund since      . Mr. Butler is
                  also responsible for equity research. Mr. Butler joined the Advisor's predecessor firm in 1983 and is the Advisor's senior equity trader. Mr. Butler graduated from Williams College with a B.A. in International Relations and received his M.B.A. from the University of Chicago.
                     Mark W. Karstrom, Senior Vice President of the Advisor,
                  has served as portfolio manager for the Limited Volatility Fixed Income Fund since September, 1996 and served as portfolio manager for the Intermediate Government Fixed Income Fund from September, 1996 to January, 1999. Mr. Karstrom joined the Advisor in August, 1996 as a portfolio manager. He served as Vice President, Portfolio Manager with Norwest Investment Management and Trust and a predecessor firm from May, 1985 to July, 1996 where he managed portfolios comprised of government, corporate, and mortgage-backed securities. Mr. Karstrom received his B.A. in Economics from the University of Denver.
                     Gregory D. Boal, Senior Vice President of the Advisor,
                  has served as co-manager of the Tax-Exempt Fixed Income Fund since July, 1997 and as portfolio manager of the fixed income portion of the Balanced Fund from April, 1997 to January, 1999. Mr. Boal joined the Advisor in March, 1997 as a portfolio manager. He served as Manager, Fixed Income Division of First Citizens Bank Capital Management, a division of First Citizens Bank, Raleigh, N.C. from November, 1989 to March, 1997. Prior to that, Mr. Boal was the senior investment officer at Wyoming National Bank and Trust in Casper, Wyoming. Mr. Boal graduated from the University of Wyoming in 1981 with a Bachelor of Science degree in Broadcasting. He received a Master of Science degree in Finance from the same institution in 1985. Mr. Boal is a member of the Association of Investment Management and Research and the Investment Analyst Society of Chicago.
                     Todd J. Youngberg, Senior Vice President of the Advisor,
                  has served as portfolio manager of the Balanced Fund since November, 1998, and as portfolio manager of the Fixed Income Fund from November 1998 to January 1999. Mr. Youngberg joined the Advisor in November, 1998 as a portfolio manager. Prior to joining ABN AMRO Asset Management (USA) Inc., Mr. Youngberg served as Vice President and Portfolio Manager for Amerus Life Holdings Inc. in Des Moines, Iowa from 1992 to November, 1998. He was responsible for managing very large, performance oriented, high yield portfolios. Prior to Amerus Life, Mr. Youngberg worked as a securities analyst for Central Life Assurance/American Mutual Life Insurance Company. Mr. Youngberg received a B.A. in Economics from Central College in Pella, Iowa and his M.B.A. in Finance from Drake University. He is a member of the Association of Investment Management and Research.
                     Messrs. Karstrom, Boal and Youngberg, members of the
                  Fixed Income Portfolio Management Team, have been jointly and primarily responsible for the day-to-day management of the Fixed Income Fund, Intermediate Government Fixed Income Fund and the fixed income portion of the Balanced Fund since January, 1999.
                     Phillip P. Mierzwa, Vice President of the Advisor, has
                  served as co-manager of the Tax-Exempt Fixed Income Fund and Tax-Exempt Money Market Fund since April, 1997. He has been associated with the Advisor or its affiliates since February, 1990 as a portfolio manager and a trader. Mr. Mierzwa has a B.A. degree in Finance from Governors State University.
                     Karen Van Cleave, Senior Vice President of the Advisor,
                  has served as co-manager of the Tax-Exempt Money Market Fund and portfolio manage of the Money Market Fund, Treasury Money Market Fund and Government Money Market Fund since January, 1994. Ms. Van Cleave joined the Advisor in January, 1994 as a portfolio manager. Prior to 1994, Ms. Van Cleave was a Vice President/Portfolio Manager at Chemical Investment Group, Ltd. for three years. Prior to that, she worked at Shearson Lehman Hutton (and its predecessors) for seven years in their money market fund complex. Ms. Van Cleave earned her B.S. in Business Administration from Boston University.
                     Wypke Postma, Vice President of the Advisor, has served
                  as portfolio manager for the International Equity Fund since March, 1997. Mr. Postma started his banking career as an analyst at former ABN Bank's Investment Research Department. Later, he became a strategist. From 1976 to 1984, he worked in the Equity and Loan Department of a leading Dutch insurance company, where he was appointed head of the department in 1982. In 1984, he joined former ABN Bank's Asset Management Department and was appointed Vice President in the same year. In 1993, he became Head of the Global Equity Group being responsible for the Global Equity, European Equity, Dutch Equity and Business research. Mr. Postma holds a masters degree in Economics.
                     Alex Ng has served as portfolio manager for the Asian
                  Tigers Fund since July, 1995. Mr. Ng has been associated with the Advisor and/or its parent since 1998 as a portfolio manager. Mr. Ng also serves as the Far East Director of Asset Management for a Hong Kong-based affiliate of the Advisor. Mr. Ng joined the bank's Investment Banking Representative Office in Singapore in January 1998 before being transferred to the Securities subsidiary in Hong Kong. Before joining the bank, Mr. Ng worked as a financial analyst in Malaysia. Mr. Ng holds a degree in Economics from the University of California in Los Angeles.
                     Felix Lanters, portfolio manager for the TransEurope
                  Fund, has been associated with the Advisor and/or its parent since 1987 as a portfolio manager.
                     Wouter Weijand has served as portfolio manager of the
                  International Fixed Income Fund since september, 1997. Mr. Weijand has worked in various investment management positions with ABN AMRO and/or its affiliates since 1984.
                     Luiz M. Ribeiro, Jr. has served as the portfolio manager
                  of the Latin America Equity Fund since November, 1997. Mr. Ribeiro has worked in various investment management positions with ABN AMRO and/or its affiliates since 1994. From March, 1990 to June, 1993, he served with the trading desk of Dibran DTVM Ltd.

^
Financial         The tables that follow present performance information about
Highlights        Common Shares of each Fund. This information is intended to help you understand each Fund's financial performance for
                  the past five years, or, if shorter, the period of the
                  Fund's operations. Some of this information reflects
                  financial information for a single Fund share. The total
                  returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you
                  reinvested all of your dividends and distributions.
                     This information has been audited by [    ], independent
                  public accountants. their report, along with each Fund's financial statements, appears in the annual report that accompanies our Statement of Additional Information. You can obtain our annual report, which contains more performance information, at no charge by calling 1-800-443-4725.

                    INSERT FINANCIAL HIGHLIGHTS TABLES HERE

More information about the Funds is available without charge through the following:

Statement of      More detailed information about the Funds is in the
Additional        Statement of Additional Information. The Statement of
Information       Additional Information has been filed with the SEC and is
                  incorporated by reference into this Prospectus. This means that the Statement of Additional Information, for legal purposes, is a part of this Prospectus

Annual and        These reports list the Fund's holdings and contain
Semi-Annual       information from the Fund's portfolio managers about the
Reports           Fund strategies and recent market conditions and trends.

                  To Obtain More Information:
By Telephone:     Call 1-800-443-4725

By Mail:          Write to the Funds c/o
                  ABN AMRO
                  P.O. Box 9765
                  Providence, Rhode Island 02940-5047

By E-Mail:        [         ]

On the World Wide Web:
                  www.abnamrofunds-usa.com

From the SEC:     You can also obtain the statement of Additional Information, annual and semi-annual reports and other information about
                  Funds from the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, D.C. (for information, call 1-800-SEC-0330).
                  You may request documents by mail from the SEC, upon payment of a duplicating fee by writing to: Securities and Exchange
                  Commission, Public Reference Room, Washington, D.C. 20549-
                  6009. The ABN AMRO Fund's Investment Company Act registration number is 811-07244.

No one has been authorized to give any information or to make any representations not contained in the Prospectus or SAI in connection with the offering of Fund Shares. Do not rely on any such information or representations as having been authorized by the Funds or First Data Distributors, Inc. This Prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.

ABN AMRO FUNDS(US)(R)
Prospectus--Investor Shares
April 30, 1999
-------------------------------------------------

Stock Funds                      Bond Funds


 .Value Fund(US)                  .Fixed Income Fund(US)
 .Growth Fund(US)                 .Intermediate Government Fixed Income
 .Small Cap Growth Fund(US)       Fund(US)
 .Small Cap Value Fund(US)        .Tax-Exempt Fixed Income Fund(US)
                                 .Limited Volatility Fixed Income Fund(US)
 .Real Estate Fund(US)

                                 Money Market Funds
Balanced Fund

                                 .Treasury Money Market Fund(US)
 .Balanced Fund(US)               .Government Money Market Fund(US)
                                 .Money Market Fund(US)

International Funds              .Tax-Exempt Money Market Fund(US)

 .International Equity Fund(US)
 .TransEurope Fund(US)
 .Asian Tigers Fund(US)
 .Latin America Equity Fund(US)
 .International Fixed Income Fund(US)

--------------------------------------------------------------------------------

This Prospectus gives you important information about ABN AMRO Funds that can help you decide if a Fund's investment goals match your own. Please read it carefully before you invest, and keep it on hand for future reference.

Investor Shares are offered to individuals and institutional investors through intermediaries, such as banks, broker-dealers and other financial institutions.

The Securities and Exchange Commission (SEC) has not approved or disapproved of the Trust's shares or determined whether this Prospectus is accurate or complete. It is a crime for anyone to tell you otherwise.

 .....................

 What are Fund
 Objectives and
 Strategies?

 Each Fund's ob-
 jective is a
 statement of what
 it seeks to
 achieve. It is
 important to make
 sure that the ob-
 jective matches
 your own finan-
 cial needs and
 circumstances.
 The Fund Strategy
 section describes
 how each Fund at-
 tempts to meet
 its objective.
 .....................
 ................................................................................
 ................................................................................

How to Read This Prospectus ____________________________________________________
This Prospectus gives you important information that you should know about the Funds before investing. This Prospectus describes each Fund's primary strategies and each Fund will normally invest at least 65% of its assets in the types of securities described in this prospectus. However, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this Prospectus, are described in detail in the Funds Statement of Additional Information.

Goals of the      Each Fund has its own
ABN AMRO Funds    objectives with respect to
                  income, growth, value and
                  total return, as well as its
                  own investment strategy.

Understanding     Each Fund invests in
Risk              different types of
                  securities. As a result,
                  each Fund has its own risks.
                  You will find risk
                  information on each Fund's
                  summary page. Also, under
                  More Information About Risk,
                  we explain each type of risk
                  in detail.

Management        ABN AMRO Asset Management (USA) Inc. is the Advisor to the
Profile           Funds.

Information/Service
Contacts
                  For more information, call us at 1-800-443-4725 or contact your intermediary.

About the Fund    ABN AMRO Funds(US) is an open-end management investment
                  company, commonly known as a mutual fund. The Funds provide a convenient and economical way for you to invest in a number of professionally managed portfolios of securities.
                  This Prospectus offers Investor Shares of the Value Fund,
                  Growth Fund, Small Cap Growth Fund, Small Cap Value Fund,
                  Real Estate Fund, Balanced Fund, International Equity Fund,
                  TransEurope Fund, Asian Tigers Fund, Latin America Equity
                  Fund, International Fixed Income Fund, Fixed Income Fund,
                  Intermediate Government Fixed Income Fund, Tax-Exempt Fixed
                  Income Fund, Limited Volatility Fixed Income Fund, Treasury
                  Money Market Fund, Government Money Market Fund, Money
                  Market Fund, and Tax-Exempt Money Market Fund.

Contents

We arranged the Prospectus into different sections so that you can easily review this important information. On the next page, we discuss general information you should know about investing in the Funds.

If you would like more detailed    If you would like more information about
information about each Fund,       the following topics, please see:
please see:


  XX Value Fund(US)
     Growth Fund(US)
     Small Cap Growth Fund(US)
     Small Cap Value Fund(US)
     Real Estate Fund(US)
     Balanced Fund(US)
     International Equity Fund(US)
     TransEurope Fund(US)
     Asian Tigers Fund(US)
     Latin America Equity Fund(US)
     International Fixed Income Fund(US)
     Fixed Income Fund(US)
     Intermediate Government Fixed Income
      Fund(US)
     Tax-Exempt Fixed Income Fund(US)
     Limited Volatility Fixed Income
      Fund(US)
     Treasury Money Market Fund(US)
     Government Money Market Fund(US)
     Money Market Fund(US)
     Tax-Exempt Money Market Fund(US)

  XX Investing in Mutual Funds
     Stock Funds
     Balanced Funds
     International Funds
     Bond Funds
     Money Market Funds
     Guidance on opening and maintaining an account in any Fund
     Information about receiving dividends and distributions from the Funds
     A general guide to important tax issues and considerations
     Information about the investment advisor
     Additional information

ABN AMRO is a services mark of ABN AMRO Holding, N.V., an indirect parent of ABN AMRO Asset Management (USA) Inc., the investment advisor to the ABN AMRO Funds. ABN AMRO Funds are distributed by First Data Distributors, Inc., which is not a bank affiliate.

Investing in Mutual Funds ______________________________________________________

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities like stocks and bonds. Before you invest, you should know a few things about investing in mutual funds.

Each Fund has its own investment goal and strategies for reaching its goal. We cannot guarantee that a Fund will achieve its goal, and a Fund's goal may be changed without shareholder approval. The Advisor invests each Fund's assets in a way that the Advisor believes will help the Fund achieve its goal. The Advisor's judgements about the securities markets, economy and companies, or selecting investments may not reflect actual market movements, economic conditions or company performance. In addition, the Advisor may need to change the Fund's investment strategy in response to changing market or economic conditions.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. Fund share prices (except the Money Market Funds) will change daily due to economic and other events that affect securities markets generally, as well as those that affect particular companies or governments. These price movements, sometimes called volatility, will vary depending on the types of securities a Fund owns and the markets where these securities trade.

Like other investments, you could lose money on your investment in a Fund. Your investment in a Fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any government agency.

Each Money Market Fund tries to maintain a constant price per share of $1.00, but we cannot guarantee this.

THE STOCK FUNDS ________________________________________________________________

The Stock Funds primarily invest in common stocks and other equity securities. These include public and privately issued common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the Funds are subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of a Stock Fund's equity securities may fluctuate drastically from day-to-day. Individual portfolio companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.

Each Stock Fund is subject to additional risks, which are described on the following pages and in the Statement of Additional Information.

VALUE FUND (US)

________________________________________________________________________________

[ICON]

Investment Goal   High level of total return through capital appreciation and current income

[ICON]

Principal         The Value Fund primarily invests in common stocks and other
Investment        equity securities of U.S. companies with market
Strategies        capitalizations greater than $1 billion. The Fund primarily focuses on securities that are undervalued relative to those of the average large U.S. company. Stocks may be undervalued because:
                      . they are out of favor with investors
                      . they may have disappointed investors in some way, or . investors think that the prospects for the industry or economic sector are uninteresting.
                  By investing in undervalued securities with quality earnings and combining this with improving momentum factors (such as price movements), the Fund tries to provide better return, over the long-term, than other value-style managers.

[ICON]

Principal Risk    The Fund's large-cap, value-style securities are cyclical.
of Investing in   So, in addition to the general risks of investing in any
this Fund         Stock Fund, this Fund's large-cap, value-style securities
                  may underperform mid-cap, small-cap or growth-style securities, or the equity markets as a whole when they are out-of-favor or when they remain undervalued.

[ICON]

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

[insert bar chart for calendar years 1994-1998]

Best Quarter                                                     Worst Quarter
x.xx%                                                            x.xx%
(date)                                                           (date)

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the S&P 500 Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely recognized index of 500 stocks designed to mimic the overall equity market's industry weightings.

               1 Year 3 Years 5 Years Since Inception
               ------ ------- ------- ---------------
Value Fund     x.xx%   x.xx%   x.xx%       x.xx%*
S&P 500 Index  x.xx%   x.xx%   x.xx%       x.xx%*

* Fund inception (3/26/93). Index inception computed from (3/30/93).

[ICON]

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares. Unlike an index, every mutual fund has operating expenses to pay for services, such as professional investment advisory, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets.

Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses
------------------------------------------
Total Annual Fund Operating Expenses
------------------------------------------

EXAMPLE

-------------------------------------------------------------------------------
                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
This example is intended to help you compare
the cost of investing in the Fund with the
cost of investing in other mutual funds. The
example assumes that you invest $10,000 in the
Fund for the time periods indicated and that
you sell your shares at the end of each
period. The example also assumes that each
year your investment has a 5% return and Fund
expenses remain the same. Although your actual
costs and returns might be different, your
approximate costs of investing $10,000 in the
Fund would be:                                   $xx     $xx     $xx     $xx
-------------------------------------------------------------------------------

GROWTH FUND(US)

________________________________________________________________________________

[ICON]

Investment Goal   High level of total return primarily through capital
                  appreciation

[ICON]

Principal         The Growth Fund primarily invests in common stocks and other
Investment        equity securities of U.S. companies. The Fund focuses on
Strategies        companies that, in the Advisor's opinion, have strong
                  prospects for capital appreciation through earnings growth.
                  The Advisor chooses investments by focusing on companies with stable earnings growth rates, and combining valuation factors with momentum for a fundamental understanding of each. These factors may include:
                     . valuation
                     . price appreciation
                     . earnings changes
                     . momentum
                     . earnings surprises
                     . accelerated earnings
                     . price strength over time
                  In addition, the Advisor focuses on companies that have a competitive advantage in their industry or a market niche.
                  The Advisor uses a bottom-up approach (emphasis on individual stocks and companies) to select investments and diversifies the Fund's assets broadly across industry sectors.

[ICON]

Principal Risk    In addition to the general risks of investing in any Stock
of Investing in   Fund, the Fund's growth-style securities may underperform
this Fund         value-style securities or the equity markets as a whole when they are out-of-favor or when they do not achieve anticipated growth levels.

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

[insert bar chart for calendar years 1994-1998]


Best Quarter      Worst Quarter


x.xx%             x.xx%
(date)            (date)

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the S&P 500 Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely recognized index of 500 stocks designed to mimic the overall equity market's industry weightings.

               1 Year 3 Years 5 Years Since Inception
               ------ ------- ------- ---------------
Growth Fund    x.xx%   x.xx%   x.xx%       x.xx%*
S&P 500 Index  x.xx%   x.xx%   x.xx%       x.xx%*

* Fund inception (3/8/93). Index inception computed from (2/28/93).

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares. Unlike an index, every mutual fund has operating expenses to pay for services, such as professional investment advisory, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets.

Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses
------------------------------------------
Total Annual Fund Operating Expenses
------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $xx                     $xx                                   $xx                                   $xx

SMALL CAP GROWTH FUND(US) (formerly, the Small Cap Fund)

________________________________________________________________________________

[ICON]

Investment Goal   High level of total return primarily through capital
                  appreciation

[ICON]

Principal         The Small Cap Growth Fund primarily invests in common stocks
Investment        and other equity securities of companies with smaller
Strategies        capitalization levels (market capitalizations of less than
                  $1.5 billion). The Advisor chooses domestic and foreign companies that the Advisor believes have strong prospects for capital appreciation through earnings growth. In selecting investments for the Fund, the Advisor reviews a company's sales and earnings growth rates, and evaluates the strength of its balance sheet. Valuation (pricing) and momentum (earnings changes) factors are combined to form a fundamental understanding of each stock. Although the Advisor targets growth sectors of the U.S. economy, such as technology, health care, and consumer and business services, the Advisor diversifies broadly across industry securities.
                  The Fund also focuses on companies that the Advisor believes have a competitive advantage in their industry or a market niche.

[ICON]

Principal Risks   In addition to the general risks of investing in any Stock
of Investing in   Fund, this Fund is subject to the risks of investing in
this Fund         small-cap companies. Investments in small-cap companies
                  involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of small-sized companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies.

                  The Fund is subject to the risk that its small-cap, growth-style securities may underperform mid-cap, large-cap or value-style securities, or the equity markets as a whole when they are out-of-favor or when they do not achieve anticipated growth levels.

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

[insert bar chart for calendar years 1994-1998]

Best Quarter      Worst Quarter


x.xx%             x.xx%
(date)            (date)

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Frank Russell 2000 Small Stock Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Frank Russell 2000 Small Stock Index is a widely recognized index of the 2,000 smallest U.S. companies out of the 3,000 largest companies.

                                          1 Year 3 Years 5 Years Since Inception
                                          ------ ------- ------- ---------------
Small Cap Growth Fund.................... x.xx%   x.xx%   x.xx%       x.xx%*
Frank Russell 2000 Index................. x.xx%   x.xx%   x.xx%       x.xx%*

* Fund inception (3/8/93). Index inception computed from (2/28/93).

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares. Unlike an index, every mutual fund has operating expenses to pay for services, such as professional investment advisory, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets.

Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses
------------------------------------------
Total Annual Fund Operating Expenses
------------------------------------------

EXAMPLE

                                               1 Year 3 Years 5 Years 10 Years
                                               ------ ------- ------- --------
 This example is intended to help you compare
 the cost of investing in the Fund with the
 cost of investing in other mutual funds. The
 example assumes that you invest $10,000 in
 the Fund for the time periods indicated and
 that you sell your shares at the end of each
 period. The example also assumes that each
 year your investment has a 5% return and
 Fund expenses remain the same. Although your
 actual costs and returns might be different,
 your approximate costs of investing $10,000
 in the Fund would be:                          $xx     $xx     $xx     $xx

SMALL CAP VALUE (US)

________________________________________________________________________________

[ICON]

Investment Goal   High level of total return primarily through capital
                  appreciation

[ICON]

Principal         The Small Cap Value Fund primarily invests in common stocks
Investment        and other equity securities of companies with smaller
Strategies        capitalization levels (market capitalizations of less than
                  $1.5 billion). In selecting stocks for the Fund, the Advisor uses fundamental analysis and focuses on domestic and foreign companies that it believes are undervalued. In evaluating the attractiveness of an investment, the Advisor considers business conditions in the company's industry and its competitive position in that industry. Valuation
                  (pricing) and momentum (earnings changes) factors are combined to form a fundamental understanding of each stock.
                  While broadly diversifying the Fund's assets across industry sectors, the Advisor emphasizes companies with strong returns and better profit prospects than the average small company.

[ICON]

Principal Risks   In addition to the general risks of investing in any Stock
of Investing in   Fund, this Fund is subject to the risks of investing in
this Fund         small-cap companies. Investments in small-cap companies
                  involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of small-sized companies may be subject to more abrupt or erratic market movements than securities of larger, more established companies.

                  The Fund's small-cap, value-style securities may underperform mid-cap, large-cap or growth-style securities, or the equity markets as a whole when they are out-of-favor or when they remain undervalued.

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares. Unlike an index, every mutual fund has operating expenses to pay for services, such as professional investment advisory, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Administrator is voluntarily waiving a portion of its fees. Actual Other
Expenses, and Total Operating Expenses are     , respectively. The
Administrator could discontinue this voluntary waiver at any time. For more information about these fees, see the Statement of Additional Information.

Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
------------------------------------------
Total Annual Fund Operating Expenses
------------------------------------------

* Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

                                                                 1 Year 3 Years
---------------------------------------------------------------  ------ -------
This example is intended to help you compare the cost of
investing in the Fund with the cost of investing in other
mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses
remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in
the Fund would be:                                                $xx     $xx

Prior Performance of a Managed Account _________________________________________

The performance information on the following pages relates to an account managed by Mr. Edwin Bruere, who currently serves as lead portfolio manager of the Fund. The account has an investment objective, policies and restrictions substantially similar to that of the Fund. Mr. Bruere has also managed other accounts with similar investment objectives, policies and restrictions as that of the Fund; however, the performance information below reflects the account with the longest performance history.

This account was not subject to certain investment limitations, requirements, and other restrictions imposed by the Investment Company Act of 1940 Act and the Internal Revenue Code. If these had been imposed, the account's performance would have been adversely affected. Furthermore, the account belongs to an affiliate of the Advisor and was funded with the affiliate's own money. As a proprietary account, it did not incur any expenses, such as the advisory, administrative, and other fees to which the Fund is subject. If the account had incurred these expenses, its performance would have been lower.

You should not rely on the following performance information as an indication of future performance of the Fund. The performance reflected below does not represent the historical performance of the Fund. The performance information relates to a period of time before the effective date of the Fund's registration with the SEC as an open-end investment company.

The performance information below represents equity-only returns and assumes reinvestment of net income and capital gain distributions. The Fund normally holds a portion of its assets in cash to meet redemptions and make purchases. Unlike the Fund, the account did not hold any cash during the period shown. If it had, the account's performance would have been lower. Since the period shown occurred during a rising market, the absence of cash in the account results in even higher returns. The performance information is calculated using the same methods for valuation of portfolio securities used by the Fund.

         Period Ended                             Russell 2000
         May 31, 1998                     Account Value Index*
         ------------------------------   ------- ------------
       Since Inception (January 1, 1997)   xx.xx%    xx.xx%
       1 Year                              xx.xx%    xx.xx%

* The Russell 2000 Value Index shows total return assuming the reinvestment of dividends but does not reflect the deduction of fees, expenses and taxes.
  Source: Frank Russell Company. The Russell 2000 Value Index is comprised of securities in the Russell 2000 Index with less than average growth orientation. Companies in this index generally have low price-to-book and price-earnings ratios.

REAL ESTATE FUND(US)

________________________________________________________________________________

[ICON]

Investment Goal   High level of total return, a combination of growth and
                  income

[ICON]

Principal         The Real Estate Fund primarily invests in real estate
Investment        investment trusts, and common stocks and other equity
Strategies        securities of companies principally engaged in the real
                  estate industry. The Fund does not invest in real estate directly.

                  In selecting investments for the Fund, the Advisor analyzes long-term trends in property types and geographic regions. The Advisor attempts to identify long-term patterns in the real estate industry through a combination top-down (emphasis on markets and sectors) and bottom-up (emphasis on individual stocks and companies) approach. The Advisor focuses on companies where management has a stake in the company's performance and strong balance sheets, and monitors both internal growth prospects for each company and growth from acquisitions or development.

[ICON]

Principal Risks   In addition to the general risks of investing in a Stock
of Investing in   Fund, the Fund is subject to the risk that the real estate
this Fund         industry will underperform other industries, as well as the risk that issuers in the real estate industry will be impacted by market conditions, legislative or regulatory changes, or competition. In addition, there are risks associated with the direct ownership of real estate, including the cyclical nature of real estate values, overbuilding and increased competition, increases in property taxes and operating expenses, and increases in interest rates.

                  The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic, political or regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in Common Shares of the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The performance information reflects the performance of the Common Shares of the Fund. Common Shares are not offered in this prospectus. The performance of the Fund's Investor Shares would have substantially similar performance because the shares are invested in the same portfolio securities. The performance of the Common and Investor Shares would differ slightly, however, due to differences in expenses.

The bar chart shows changes in the Fund's performance from year to year.

[insert bar chart for calendar year 1998 from Common prospectus]

Best Quarter      Worst Quarter


x.xx%             x.xx%
(date)            (date)

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the National Association of Real Estate Investment Trusts (NAREIT) Equity Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The NAREIT Equity Index is a widely recognized index of publicly traded U.S., tax-qualified REITs which have 75% or more of their assets invested in the equity ownership of real estate.

                     1 Year Since Inception
                     ------ ---------------
Real Estate Fund     xx.xx%     xx.xx%*
NAREIT Equity Index  xx.xx%     xx.xx%*

* Fund inception (12/31/97). Index inception computed from (12/31/97).

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares. Unlike an index, every mutual fund has operating expenses to pay for services, such as professional investment advisory, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor and Administrator are voluntarily waiving a portion of their fees. Actual Investment Advisory, Other Expenses and Total Operating Expenses are
    , respectively. The Advisor and Administrator could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisor" and the Statement of Additional Information.

Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses
------------------------------------------
Total Annual Fund Operating Expenses
------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
$xx                      $xx                                   $xx                                   $xx

BALANCED FUND(US)

________________________________________________________________________________

[ICON]

Investment Goal   Favorable total rate of return through current income and
                  capital appreciation consistent with preservation of capital

[ICON]

Principal         The Balanced Fund invests in domestic and foreign stocks,
Investment        bonds and cash. The Advisor allocates the Fund's assets
Strategies        broadly among common and preferred stocks, convertible
                  securities, corporate bonds and U.S. government obligations, rated in one of the four highest ratings categories by a nationally recognized rating agency (commonly called
                  "investment grade"). In allocating the Fund's assets, the Advisor uses a multi-tiered diversification strategy. The
                  Advisor begins by allocating the Fund's assets between stocks and bonds, with at least 25% of its total assets in senior fixed income securities. Then, the Advisor allocates assets invested in stocks between U.S. and foreign stocks, further allocating assets invested in U.S. stocks among large and small cap stocks. The Advisor also allocates assets invested in large-cap stocks between growth and value styles. The Advisor believes that this multi-tiered approach allows the Fund to provide investors with added value while reducing the effects of market swings as investment strategies and styles go in and out of favor.

                  There are no restrictions on the average maturity of the Fund's fixed income securities Maturities may vary widely depending on the Advisor's assessment of interest rate trends and other economic and market factors. or the maturity of any single fixed income investment. Although the Advisor focuses on high-quality bonds with intermediate maturities, maturities may vary widely depending on the Advisor's assessment of interest rate trends and other economic and market factors.

[ICON]

Principal Risks   The Fund is subject to the risk that its allocation of
of Investing in   assets between stocks and fixed income securities may
this Fund         underperform other allocations.

                  Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

                  The prices of bonds and other fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and vice versa. Also, longer term securities are generally more volatile, so the average maturity or duration of these securities affects risk. The volatility of lower rated securities is even greater since the prospects for repayment of principal and interest is more speculative.

                  The Fund may invest in mortgage-backed securities. Mortgage backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of those securities.

                  The Fund is subject to additional risks, which are discussed in the Statement of Additional Information.

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

[insert bar chart for calendar years 1994-1998]

Best Quarter      Worst Quarter


x.xx%             x.xx%
(date)            (date)

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the S&P 500 Index and Lehman Brothers Aggregate Bond Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The S&P 500 Index is a widely recognized index of 500 stocks designed to mimic the overall equity market's industry weightings. The Lehman Brothers Aggregate Bond Index is a widely recognized index of U.S. government obligations, corporate bonds and mortgage-backed securities.

                                    1 Year 3 Years 5 Years Since Inception
                                    ------ ------- ------- ---------------
Balanced Fund                       x.xx%   x.xx%   x.xx%       x.xx%*
40% Lehman Brothers Aggregate Bond
Index / 60% S&P 500                 x.xx%   x.xx%   x.xx%       x.xx%*

* Fund inception (3/9/93). Index inception computed from (2/28/93).

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares. Unlike an index, every mutual fund has operating expenses to pay for services, such as professional investment advisory, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets.

Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses
------------------------------------------
Total Annual Fund Operating Expenses
------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $xx                     $xx                                   $xx                                   $xx

THE INTERNATIONAL FUNDS ________________________________________________________

Because the International Funds invest in foreign markets, either directly or indirectly, each of these Funds is subject to the market and economic risks in these foreign markets. Investments in securities of foreign companies or governments can be more volatile than investments in U.S. companies or governments. Investing in foreign countries poses distinct risks, since events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. Diplomatic, political, or economic developments, including nationalization or appropriation, also could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. Expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

Investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar and in exchange control regulations may affect (positively or negatively) the value of a Fund's investments and the dividends from those securities. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. Investments in foreign securities denominated in foreign currencies involve additional risks, including:

  . A Fund may incur substantial costs in connection with conversions between various currencies.
  . A Fund may be unable to hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position, particularly with respect to Latin American and Asian markets.
  . The Advisor may choose not to hedge under certain market or economic conditions.

Each International Fund is subject to additional risks, which are described on the following pages and in the Statement of Additional Information.

INTERNATIONAL EQUITY FUND(US)

________________________________________________________________________________

[ICON]

Investment Goal   High level of total return through capital appreciation and current income

[ICON]

Principal         The International Equity Fund primarily invests in common
Investment        stocks and other equity securities of foreign companies. The
Strategies        Fund primarily invests in developed countries in Europe,
                  Australia and the Far East. The Advisor diversifies the
                  Fund's investments across three or more foreign countries and seeks securities of companies with above average growth potential. In selecting investments for the Fund, the Advisor uses a bottom-up approach to identify undervalued industries and companies in various countries. The Advisor adjusts the Fund's portfolio in response to changing growth scenarios for various industry sectors and regions. While the Advisor may not necessarily spread the Fund's investments among more than three foreign countries, the Advisor intends to diversify the Fund's investments among various countries in an effort to reduce risks.

[ICON]

Principal Risks   In addition to the general risks of investing in an
of Investing in   International Fund, this Fund is subject to the risks
this Fund         associated with equity investing. Investments in equity
                  securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

                  Various European countries have implemented a plan to convert or tie their currencies to a new currency unit, the euro. Although it is not possible to predict the impact of this conversion on the Fund, the conversion to the euro may change the economic environment and behavior of investors, particularly in European markets. The Advisor may need to modify the Fund's strategy in response to these changes. The ongoing conversion to the euro may adversely affect financial markets worldwide and may cause fluctuations in the value of the U.S. dollar and other major currencies.

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

[insert bar chart for calendar years 1994-1998]

Best Quarter      Worst Quarter


x.xx%             x.xx%
(date)            (date)

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI EAFE Index is a widely recognized index of over 900 securities listed on the stock exchanges in Europe, Australia and the Far East.

                           1 Year 3 Years 5 Years Since Inception
                           ------ ------- ------- ---------------
International Equity Fund  x.xx%   x.xx%   x.xx%       x.xx%*
MSCI EAFE Index            x.xx%   x.xx%   x.xx%       x.xx%*

* Fund inception (4/12/93). Index inception computed from (3/31/93).

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares. Unlike an index, every mutual fund has operating expenses to pay for services, such as professional investment advisory, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets.

Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses
------------------------------------------
Total Annual Fund Operating Expenses
------------------------------------------

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

1 Year                 3 Years                               5 Years                               10 Years
------                 -------                               -------                               --------
 $xx                     $xx                                   $xx                                   $xx

TRANSEUROPE FUND (US) (not currently available for purchase)

________________________________________________________________________________

[ICON]

Investment Goal   High level of total return through capital appreciation and current income

[ICON]

Principal         The TransEurope Fund primarily invests in common stocks and
Investment        other equity securities of companies headquartered or based
Strategies        in European countries. The Fund's investments are
                  diversified among issuers located in various European countries, such as Belgium, Denmark, France, Germany, Italy and Finland. The Fund primarily invests in developed countries, but may invest in countries with emerging markets, such as Hungary, Poland and Slovakia.

[ICON]

                  In addition to the general risks of investing in an
Principal Risks   International Fund, this Fund is subject to the risks
of Investing in   associated with equity investing. Investments in equity
this Fund         securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

                  Since the Fund's investments are focused on securities of issuers located in Europe, the Fund is subject to the risk that securities of companies headquartered or based in Europe will underperform the equity markets as a whole, as well as the risk that issuers in Europe will be impacted by the market conditions, legislative or regulatory changes, competition or political, economic, or other developments in Europe. Government regulation and restriction in many European countries may limit the amount and extent of the Fund's investments in those countries. Regional economics are often closely interrelated, and political and economic developments, affecting one region or country often affect other regions or countries, thus subjecting the Fund to additional risks.

                  Various European countries have implemented a plan to convert or tie their currencies to a new currency unit, the euro. Although it is not possible to predict the impact of this conversion on the Fund, the conversion to the euro may change the economic environment and behavior of investors, particularly in European markets. The Advisor may need to modify the Fund's strategy in response to these changes. The conversion to the euro may adversely affect financial markets worldwide and may cause fluctuations in the value of the U.S. dollar and other major currencies.

                  The Fund's investments in emerging market countries can be considered speculative and, therefore, may offer higher potential for gains and losses than investments in developed markets of the world. Emerging market countries are countries that the World Bank or the United Nations considered to be emerging or developing. With respect to any emerging market country, the risks associated with foreign investing are greater. The economies of emerging market countries generally are heavily dependent upon international trade. These economies have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency value and other protectionist measures imposed or negotiated by the countries with which they trade. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers in emerging markets countries may be more precarious than in other countries. As a result, there will tend to be more price volatility in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares. Unlike an index, every mutual fund has operating expenses to pay for services, such as professional investment advisory, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Administrator is voluntarily waiving a portion of its fees. Actual Other
Expenses and Total Operating Expenses are     , respectively. The Administrator
could discontinue this voluntary waiver at any time. For more information about these fees, see the Statement of Additional Information.

Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
------------------------------------------
Total Annual Fund Operating Expenses
------------------------------------------

* Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE
--------------------------------------------------------------------------------

                                                                 1 Year 3 Years
                                                                 ------ -------
This example is intended to help you compare the cost of
investing in the Fund with the cost of investing in other
mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses
remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in
the Fund would be:                                                  $xx     $xx
-------------------------------------------------------------------------------

ASIAN TIGERS FUND (US)

--------------------------------------------------------------------------------

[ICON]

Investment Goal   Capital Appreciation

[ICON]

Principal         The Asian Tigers Fund primarily invests in common stocks and
Investment        other equity securities of companies headquartered or based
Strategies        in Asian countries (other than Japan). The Advisor
                  diversifies the Fund's investments among various Asian countries, such as Hong Kong, Singapore, South Korea,
                  Thailand, Taiwan and Indonesia, some of which may be considered to have emerging markets. The Fund does not intend to invest in Japan. The Advisor allocates the Fund's investments according to the relative attractiveness of the countries and within those, the relative attractiveness of the stocks. At the same time the Fund is managed in an effort to reduce risk. In selecting investments for the Fund, the Advisor evaluates each company using a combined top-down (emphasis on market and sectors) and bottom-up
                  (emphasis on individual stocks and companies) approach. The
                  Advisor tries to identify large cap, high quality, liquid companies with growth potential.

[ICON]

Principal Risks   In addition to the general risks of investing in any
of Investing in   International Fund, this Fund is subject to the risks
this Fund         associated with equity investing. Investments in equity
                  securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

                  Since the Fund's investments are focused on securities of issuers located in Asia, the Fund is subject to the risk that securities of companies headquartered or based in Asia will underperform the equity markets as a whole, as well as the risk that issuers in Asia will be impacted by the market conditions, legislative or regulatory changes, competition or political, economic or other developments in Asia. Government regulation and restrictions in many Asian countries may limit the amount and extent of the Fund's investments in those countries. Regional economics are often closely interrelated, and political and economic developments affecting one region or country often affect other regions or countries, thus subjecting the Fund to additional risks.

                  The Fund's investments in emerging market countries can be considered speculative and, therefore, may offer higher potential for gains and losses than investments in developed markets of the world. Emerging market countries are countries that the World Bank or the United Nations considered to be emerging or developing. With respect to any emerging market country, the risks associated with foreign investing are greater. The economies of emerging market countries generally are heavily dependent upon international trade. These economies have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency value and other protectionist measures imposed or negotiated by the countries with which they trade. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers in emerging markets countries may be more precarious than in other countries. As a result, there will tend to be more price volatility in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

[ICON]

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

                [insert bar chart for calendar years 1995-1998]

Best Quarter      Worst Quarter
x.xx%             x.xx%
(date)            (date)

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Morgan Stanley Capital International
(MSCI) All Asia Free ex-Japan Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI All Asia Free ex-Japan Index is a widely recognized index that tracks seven Pacific Basin countries, excluding Japan, and represents only those securities that are available for investment by international investors.

                                   1 Year 3 Years Since Inception
                                   ------ ------- ---------------
Asian Tigers Fund                   x.xx%   x.xx%           x.xx%*
MSCI All Asia Free ex-Japan Index   x.xx%   x.xx%           x.xx%*

* Fund inception (1/12/94). Index inception computed from (12/31/93).

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares. Unlike an index, every mutual fund has operating expenses to pay for services, such as professional investment advisory, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets.

Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses
------------------------------------------
Total Annual Fund Operating Expenses
------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------

                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
This example is intended to help you compare
the cost of investing in the Fund with the
cost of investing in other mutual funds. The
example assumes that you invest $10,000 in the
Fund for the time periods indicated and that
you sell your shares at the end of each
period. The example also assumes that each
year your investment has a 5% return and Fund
expenses remain the same. Although your actual
costs and returns might be different, your
approximate costs of investing $10,000 in the
Fund would be:                                     $xx     $xx     $xx      $xx
-------------------------------------------------------------------------------

LATIN AMERICA EQUITY FUND(US) (not currently available for purchase)

--------------------------------------------------------------------------------

[ICON]

Investment Goal   Long-term capital appreciation

[ICON]

Principal         The Latin America Equity Fund primarily invests in common
Investment        stocks and other equity securities of companies
Strategies        headquartered or based in Latin American countries. In an
                  effort to reduce risk, the Advisor diversifies the Fund's investments among economic sectors. In selecting investments for the Fund, the Advisor seeks to benefit from economic and other developments in Latin America. The Advisor tries to identify companies with long-term growth prospects whose securities are trading at reasonable prices. Earnings growth and competitive advantages are among the factors considered.
                  The Advisor selects the Fund's investments using a combination of top-down (emphasis on market and sectors) and bottom-up (emphasis on individual stocks and companies) approaches, with an emphasis on the latter. The Advisor diversifies the Fund's investments among various Latin
                  American countries, such as Argentina, Brazil, Chile,
                  Colombia, Mexico, Peru and Venezuela.

[ICON]

Principal Risks   In addition to the general risks of investing in any
of Investing in   International Fund, this Fund is subject to the risks
this Fund         associated with equity investing. Investments in equity
                  securities in general are subject to market risks that may cause their prices to fluctuate over time. In other words, the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate.

                  Since the Fund's investments are focused on securities of issuers located in Latin America, the Fund is subject to the risk that Latin American securities will underperform the equity markets as a whole, as well as the risk that issuers in Latin America will be impacted by the market conditions, legislative or regulatory changes, competition or political, economic or other developments in Latin America. Government regulation and restrictions in many Latin American countries may limit the amount and extent of the Fund's investments in those countries. Regional economics are often closely interrelated, and political and economic developments affecting one region or country often affect other regions or countries, thus subjecting the Fund to additional risks.

                  The Fund's investments in emerging market countries can be considered speculative and, therefore, may offer higher potential for gains and losses than investments in developed markets of the world. Emerging market countries are countries that the World Bank or the United Nations considered to be emerging or developing. With respect to any emerging market country, the risks associated with foreign investing are greater. The economies of emerging market countries generally are heavily dependent upon international trade. These economies have been and may continue to be adversely affected by trade barriers, exchange or currency controls, managed adjustments in relative currency value and other protectionist measures imposed or negotiated by the countries with which they trade. Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers in emerging markets countries may be more precarious than in other countries. As a result, there will tend to be more price volatility in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

                  The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

[ICON]

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in Common Shares of the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The performance information reflects the performance of the Common Shares of the Fund. Common Shares are not offered in this prospectus. The performance of the Fund's Investor Shares would be substantially similar because the shares are invested in the same portfolio securities, but would differ slightly, however, due to differences in expenses.

The bar chart shows changes in the Fund's performance from year to year.

    [bar chart for calendar years 1997 and 1998 from Common prospectus to be inserted]

Best Quarter      Worst Quarter
x.xx%             x.xx%
(date)            (date)

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Morgan Stanley Capital International Emerging Markets Latin America Free Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The MSCI Emerging Markets Latin America Free Index is a widely recognized index of over [800] stocks from approximately [17] Latin American/emerging market countries.

                                                1 Year Since Inception
                                                ------ ---------------
Latin America Equity Fund                        x.xx%           x.xx%*
MSCI Emerging Markets Latin America Free Index   x.xx%          x.xx%*

* Fund inception (7/1/96). Index inception computed from (6/30/96).

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares. Unlike an index, every mutual fund has operating expenses to pay for services, such as professional investment advisory, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets.

Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses
------------------------------------------
Total Annual Fund Operating Expenses
------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------

                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
This example is intended to help you compare
the cost of investing in the Fund with the
cost of investing in other mutual funds. The
example assumes that you invest $10,000 in the
Fund for the time periods indicated and that
you sell your shares at the end of each
period. The example also assumes that each
year your investment has a 5% return and Fund
expenses remain the same. Although your actual
costs and returns might be different, your
approximate costs of investing $10,000 in the
Fund would be:                                     $xx     $xx     $xx      $xx
-------------------------------------------------------------------------------

INTERNATIONAL FIXED INCOME FUND (US)

________________________________________________________________________________

[ICON]

Investment Goal   High level of total return, relative to funds with like
                  investment goals, measured in U.S. dollar terms, from income and capital appreciation

[ICON]

Principal         The International Fixed Income Fund primarily invests in
Investment        investment grade bonds of foreign companies and debt
Strategies        securities issued by foreign governments (commonly called
                  sovereign debt). In selecting investments for the Fund, the Advisor manages currency, interest rate, yield curve and credit exposure in an effort to maximize returns. There are no restrictions on the average maturity of the Fund or the maturity of any single investment. Although the Advisor generally focuses on high quality foreign bonds with intermediate maturities, maturities may vary widely depending on the Advisor's assessment of interest rate trends and other economic and market factors.

[ICON]

Principal Risks   In addition to the general risks of investing in any
of Investing in   International Fund, this Fund is subject to the risks of
this Fund         investing in bonds and other fixed income securities. The
                  prices of bonds and other fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and vice versa. Also, longer term securities are generally more volatile, so the average maturity or duration of these securities affects risk. The volatility of lower rated securities is even greater since the prospects for repayment of principal and interest are more speculative.

                  Investing in sovereign debt involves a high degree of risk, since the government that controls the repayment of the debt may not be willing or able to repay principal or interest when it is due. This may happen as a result of political constraints, cash flow problems and other national economic factors. As a result, government may default on their debt obligations, which may require the Fund to participate in debt rescheduling or other proceedings.

                  The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

                [insert bar chart for calendar years 1994-1998]

Best Quarter      Worst Quarter
x.xx%             x.xx%
(date)            (date)

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the J.P. Morgan Global Non-U.S. Government Bond Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The J.P. Morgan Global Non-U.S. Government Bond
Index is a widely recognized index of [    ].

                                        1 Year 3 Years 5 Years Since Inception
                                        ------ ------- ------- ---------------
International Fixed Income Fund         x.xx%   x.xx%   x.xx%       x.xx%*
J.P. Morgan Global Non-U.S. Government
Bond Index                              x.xx%   x.xx%   x.xx%       x.xx%*

* Fund inception (4/26/93). Index inception computed from (4/30/93).

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares. Unlike an index, every mutual fund has operating expenses to pay for services, such as professional investment advisory, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Administrator is voluntarily waiving a portion of its fees. Actual Other
Expenses and Total Operating Expenses are     , respectively. The Administrator
could discontinue this voluntary waiver at any time. For more information about these fees, see the Statement of Additional Information.

Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses
------------------------------------------
Total Annual Fund Operating Expenses
------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------

                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
This example is intended to help you compare
the cost of investing in the Fund with the
cost of investing in other mutual funds. The
example assumes that you invest $10,000 in the
Fund for the time periods indicated and that
you sell your shares at the end of each
period. The example also assumes that each
year your investment has a 5% return and Fund
expenses remain the same. Although your actual
costs and returns might be different, your
approximate costs of investing $10,000 in the
Fund would be:                                   $xx     $xx     $xx     $xx
-------------------------------------------------------------------------------

THE BOND FUNDS _________________________________________________________________

The Bond Funds are subject to the risks of investing in bonds and other fixed income securities. The prices of bonds and other fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, fixed income securities decrease in value if interest rates rise and vice versa. Also, longer term securities are generally more volatile, so the average maturity or duration of these securities affects risk. The volatility of lower rated securities is even greater since the prospects for repayment of principal and interest is more speculative.

Each Bond Fund is subject to additional risks, which are described on the following pages and in the Statement of Additional Information.

FIXED INCOME FUND (US)

________________________________________________________________________________

[ICON]

Investment Goal   High level of total return, relative to funds with like
                  investment goals, from income, and to a lesser degree, capital appreciation

[ICON]

                  The Fixed Income Fund primarily invests in investment grade
Principal         corporate bonds and U.S. Treasury and government agency
Investment        obligations, mortgage-backed securities and asset backed
Strategies        securities. In selecting investments for the Fund, the
                  Advisor seeks securities that show improving fundamentals not yet reflected in their price. The Advisor broadly emphasizes all fixed income securities, including mortgage-backed, corporate and U.S. government securities, in an effort to reduce risk.

                  The Advisor actively manages four key components of portfolio risk:

                     . Duration (the sensitivity of a bond changes in interest rates) is targeted in an attempt to position the Fund's portfolio to take advantage of changing economic conditions, inflation and market values.

                     . Yield curve (the range of yields offered from short term securities to long term) allocations are based on a detailed analysis of interest rates, the portfolio's duration targets and a review of Fed policy.

                     . Sector allocation (the percentage of assets in corporate bonds, governments, etc.) is determined by analysis of such factors as economic conditions, current prices and market sentiment.

                     . Security selection is based on a fundamental understanding of each holding including credit analysis, market value and price volatility.

                  There are no restrictions on the average maturity of the Fund or the maturity of any single investment. Although the Advisor generally focuses on high quality securities with intermediate to long maturities, maturities may vary widely depending on the Advisor's assessment of interest rate trends and other economic and market factors

[ICON]

Principal Risks   In addition to the general risks of investing in any Bond
of Investing in   Fund, this Fund is subject to the risks of investing in U.S.
this Fund         government and mortgage-backed securities. Although
                  investments in U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.
                  Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S.
                  Treasury or by the agency's own resources.

                  Mortgage backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

                [insert bar chart for calendar years 1994-1998]

Best Quarter      Worst Quarter
x.xx%             x.xx%
(date)            (date)

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Lehman Brothers Aggregate Bond Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Aggregate Bond Index is a widely recognized index of U.S. government obligations, corporate bonds and mortgage-backed securities.

                                      1 Year 3 Years 5 Years Since Inception
                                      ------ ------- ------- ---------------
Fixed Income Fund                      x.xx%   x.xx%   x.xx%           x.xx%*
Lehman Brothers Aggregate Bond Index   x.xx%   x.xx%   x.xx%           x.xx%*

* Fund inception (3/12/93). Index inception computed from (2/28/93).

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares. Unlike an index, every mutual fund has operating expenses to pay for services, such as professional investment advisory, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor and Administrator are voluntarily waiving a portion of their fees. Actual Investment Advisory, Other Expenses and Total Operating Expenses are
    , respectively. The Advisor and Administrator could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisor" and the Statement of Additional Information.

Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses
------------------------------------------
Total Annual Fund Operating Expenses
------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------

                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
This example is intended to help you compare
the cost of investing in the Fund with the
cost of investing in other mutual funds. The
example assumes that you invest $10,000 in the
Fund for the time periods indicated and that
you sell your shares at the end of each
period. The example also assumes that each
year your investment has a 5% return and Fund
expenses remain the same. Although your actual
costs and returns might be different, your
approximate costs of investing $10,000 in the
Fund would be:                                     $xx     $xx     $xx      $xx
-------------------------------------------------------------------------------

INTERMEDIATE GOVERNMENT FIXED INCOME FUND (US)

________________________________________________________________________________

[ICON]

Investment Goal   High level of total return, relative to funds with like
                  investment goals, consistent with preservation of capital, from income and, to a lesser degree, capital appreciation

[ICON]

Principal         The Fund invests 100% of its assets in U.S. government
Investment        securities, including U.S. Treasury obligations, U.S.
Strategies        government agency securities and mortgage-backed securities.
                  The Advisor anticipates that, under normal circumstances, the Fund's dollar-weighted average maturity will range from three to ten years.

                  The Advisor actively manages four key components of portfolio risk:

                     . Duration (the sensitivity of a bond changes in interest
                       rates) is targeted in an attempt to position the Fund's portfolio to take advantage of changing economic conditions, inflation and market values.

                     . Yield curve (the range of yields offered from short
                       term securities to long term) allocations are based on a detailed analysis of interest rates, the portfolio's duration targets and a review of Fed policy.

                     . Sector allocation (the percentage of assets in
                       corporate bonds, governments, etc.) is determined by analysis of such factors as economic conditions, current prices and market sentiment.

                     . Security selection is based on a fundamental
                       understanding of each holding including credit analysis, market value and price volatility.

[ICON]

Principal Risks   In addition to the general risks of investing in any Bond
of Investing in   Fund, this Fund is subject to the risks of investing in U.S.
this Fund         government and mortgage-backed securities. Although
                  investments in U.S. government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.
                  Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S.
                  Treasury or by the agency's own resources.

                  Mortgage backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

                [insert bar chart for calendar years 1994-1998]

Best Quarter      Worst Quarter
x.xx%             x.xx%
(date)            (date)

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Lehman Brothers Government Bond Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Government Bond Index is a widely recognized index of U.S. Treasury securities, U.S. government agency obligations and corporate bonds backed by the U.S. government.

                                       1 Year 3 Years 5 Years Since Inception
                                       ------ ------- ------- ---------------
Intermediate Government Fixed Income
Fund                                   x.xx%   x.xx%   x.xx%       x.xx%*
Lehman Brothers Government Bond Index  x.xx%   x.xx%   x.xx%       x.xx%*

*Fund inception (4/12/93). Index inception computed from (3/31/93).

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares. Unlike an index, every mutual fund has operating expenses to pay for services, such as professional investment advisory, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor and Administrator are voluntarily waiving a portion of their fees. Actual Investment Advisory, Other Expenses and Total Operating Expenses are
    , respectively. The Advisor and Administrator could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisor" and the Statement of Additional Information.

Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses
------------------------------------------
Total Annual Fund Operating Expenses
------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------

                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
This example is intended to help you compare
the cost of investing in the Fund with the
cost of investing in other mutual funds. The
example assumes that you invest $10,000 in the
Fund for the time periods indicated and that
you sell your shares at the end of each
period. The example also assumes that each
year your investment has a 5% return and Fund
expenses remain the same. Although your actual
costs and returns might be different, your
approximate costs of investing $10,000 in the
Fund would be:                                   $xx     $xx     $xx     $xx
-------------------------------------------------------------------------------

TAX-EXEMPT FIXED INCOME FUND (US)

________________________________________________________________________________

[ICON]

Investment Goal   High level of total return, relative to funds with like
                  investment goals, from income, consistent with preservation of capital

[ICON]

Principal         The Tax-Exempt Fixed Income Fund invests in investment grade
Investment        municipal securities that pay income exempt from Federal
Strategies        income and alternative minimum taxes. The issuers of these securities may be located in any U.S. state, territory or possession. The Advisor varies the Fund's concentration of investments among regions based on its analysis of market conditions and seeks to take advantage of economic developments. In selecting investments for the Fund, the Advisor focuses on securities of municipal issuers with improving credit while limiting risk as much as possible.

                  There are no restrictions on the average maturity of the Fund or the maturity of any single investment. Although the Advisor focuses on intermediate to longer-term securities, maturities may vary widely depending on the Advisor's assessment of interest rate trends and other economic and market factors.

                  The Advisor actively manages four key components of portfolio risk:

                     . Duration (the sensitivity of a bond changes in interest
                       rates) is targeted in an attempt to position the Fund's portfolio to take advantage of changing economic conditions, inflation and market values.

                     . Yield curve (the range of yields offered from short
                       term securities to long term) allocations are based on a detailed analysis of interest rates, the portfolio's duration targets and a review of Fed policy.

                     . Sector allocation (the percentage of assets in
                       corporate bonds, governments, etc.) is determined by analysis of such factors as economic conditions, current prices and market sentiment.

                     . Security selection is based on a fundamental
                       understanding of each holding including credit analysis, market value and price volatility.

[ICON]

Principal Risks   In addition to the general risks of investing in any Bond
of Investing in   Fund, this Fund is subject to the risks of investing in
this Fund         municipal securities. There may be economic or political
                  changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities.
                  Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

                [insert bar chart for calendar years 1994-1998]

Best Quarter      Worst Quarter
x.xx%             x.xx%
(date)            (date)

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the Lehman Brothers Municipal Bond Index. An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. An index does not have an investment advisor and does not pay any commissions or expenses. If an index had expenses, its performance would be lower. The Lehman Brothers Municipal Bond Index is a widely recognized index of municipal bonds with maturities of at least one year.

                                      1 Year 3 Years 5 Years Since Inception
                                      ------ ------- ------- ---------------
Tax-Exempt Fixed Income Fund          x.xx%   x.xx%   x.xx%       x.xx%*
Lehman Brothers Municipal Bond Index  x.xx%   x.xx%   x.xx%       x.xx%*

*Fund inception (3/9/93). Index inception computed from (2/28/93).

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares. Unlike an index, every mutual fund has operating expenses to pay for services, such as professional investment advisory, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor and Administrator are voluntarily waiving a portion of their fees. Actual Investment Advisory, Other Expenses and Total Operating Expenses are
    , respectively. The Advisor and Administrator could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisor" and the Statement of Additional Information.

Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses
------------------------------------------
Total Annual Fund Operating Expenses
------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------

                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
This example is intended to help you compare
the cost of investing in the Fund with the
cost of investing in other mutual funds. The
example assumes that you invest $10,000 in the
Fund for the time periods indicated and that
you sell your shares at the end of each
period. The example also assumes that each
year your investment has a 5% return and Fund
expenses remain the same. Although your actual
costs and returns might be different, your
approximate costs of investing $10,000 in the
Fund would be:                                   $xx     $xx     $xx     $xx
-------------------------------------------------------------------------------

LIMITED VOLATILITY FIXED INCOME FUND(US) (not currently available for purchase)

________________________________________________________________________________

[ICON]

Investment Goal   High level of current income, consistent with relative
                  stability of principal

[ICON]

Principal         The Limited Volatility Fixed Income Fund primarily invests
Investment        in a diversified portfolio of investment grade corporate
Strategies        bonds, U.S. government agency securities, municipal
                  securities, mortgage-backed securities and sovereign debt securities. Under normal circumstances, the Fund's dollar-weighted average maturity will be less than six years.

[ICON]

Principal Risks   In addition to the general risks of investing in any Bond
of Investing in   Fund, this Fund is subject to the risks of investing in
this Fund         municipal securities, foreign securities and sovereign debt.

                  There may be economic or political changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes to the financial condition or credit rating of municipal issuers may also adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supples of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

                  Investing in foreign countries poses distinct risks, since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, investment in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

                  Investing in sovereign debt involves a high degree of risk, since the government that controls the repayment of the debt may not be willing or able to repay principal or interest when it is due. This may happen as a result of political constraints, cash flow problems and other national economic factors. As a result, government may default on their debt obligations, which may require the Fund to participate in debt rescheduling or other proceedings.

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares. Unlike an index, every mutual fund has operating expenses to pay for services, such as professional investment advisory, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor and Administrator are voluntarily waiving a portion of their fees. Actual Investment Advisory, Other Expenses and Total Operating Expenses are
    , respectively. The Advisor and Administrator could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisor" and the Statement of Additional Information.

Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses*
------------------------------------------
Total Annual Fund Operating Expenses
------------------------------------------

*Other Expenses are based on estimated amounts for the current fiscal year.

EXAMPLE
--------------------------------------------------------------------------------

                                                                 1 Year 3 Years
                                                                 ------ -------
This example is intended to help you compare the cost of
investing in the Fund with the cost of investing in other
mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of each period. The example also assumes that each year your investment has a 5% return and Fund expenses
remain the same. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in
the Fund would be:                                                $xx     $xx
-------------------------------------------------------------------------------

THE MONEY MARKET FUNDS _________________________________________________________

Money market funds invest in high quality, short-term debt securities, commonly known as money market instruments. These generally include CDs, bankers' acceptances, U.S. Treasury securities, some municipal securities, commercial paper, and repurchase agreements involving these instruments. Money market funds follow strict rules about credit risk, maturity and diversification of its investments. An investment in a money market fund is not a bank deposit. Although a money market fund seeks to keep a constant price per share of $1.00, you may lose money by investing in a money market fund.

TREASURY MONEY MARKET FUND (US)

________________________________________________________________________________

[ICON]

Investment Goal   To preserve principal value and maintain a high degree of
                  liquidity while providing current income

[ICON]

Principal         The Treasury Money Market Fund invests substantially all of
Investment        its assets in short-term U.S. Treasury obligations,
Strategies        repurchase agreements involving these obligations, and
                  shares of money market funds that invest in U.S. Treasury obligations. The Advisor structures the Fund's portfolio based on its outlook on:

                     . interest rates
                     . market conditions, and
                     . liquidity needs.

                  The Advisor adjusts the average maturity of the Fund in anticipation of changes in short-term interest rates. Important factors include an assessment of Federal policy and an analysis of the yield curve (the range of yields offered). Positioning of the Fund in an attempt to capture higher returns is the key component of the strategy.

[ICON]

Principal Risks   An investment in the Fund is subject to the risk that the
of Investing in   Fund's yield will decline due to falling interest rates. A
This Fund         Fund share is not a bank deposit and is not insured or
                  guaranteed by the FDIC or any government agency. In addition, although the Fund tries to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

                [insert bar chart for calendar years 1994-1998]

Best  Quarter     Worst  Quarter
x.xx%             x.xx%
(date)            (date)

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the IBC U.S. Treasury Average. An average measures the share prices of mutual funds with a particular investment goal. You cannot invest directly in an average. The IBC U.S. Treasury Average is a composite of mutual funds with investment goals similar to the Fund's goal.

                            1 Year 3 Years 5 Years Since Inception
                            ------ ------- ------- ---------------
Treasury Money Market Fund  x.xx%   x.xx%   x.xx%       x.xx%*
IBC U.S. Treasury Average   x.xx%   x.xx%   x.xx%       x.xx%*

*Fund inception (3/25/93). Average inception computed from (3/30/93).

To obtain the Fund's current yield, please call 1-800-443-4752.

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares. Unlike an index, every mutual fund has operating expenses to pay for services, such as professional investment advisory, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor and Administrator are voluntarily waiving a portion of their fees. Actual Investment Advisory, Other Expenses and Total Operating Expenses are
    , respectively. The Advisor and Administrator could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisor" and the Statement of Additional Information.

Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses
------------------------------------------
Total Annual Fund Operating Expenses
------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------

                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
This example is intended to help you compare
the cost of investing in the Fund with the
cost of investing in other mutual funds. The
example assumes that you invest $10,000 in the
Fund for the time periods indicated and that
you sell your shares at the end of each
period. The example also assumes that each
year your investment has a 5% return and Fund
expenses remain the same. Although your actual
costs and returns might be different, your
approximate costs of investing $10,000 in the
Fund would be:                                   $xx     $xx     $xx     $xx
-------------------------------------------------------------------------------

GOVERNMENT MONEY MARKET FUND (US)

________________________________________________________________________________

[ICON]

Investment Goal   To provide as high a level of current income as is
                  consistent with the preservation of capital and liquidity.

[ICON]

Principal         The Government Money Market Fund invests 100% of its assets
Investment        in short-term U.S. government money market instruments, such
Strategies        as U.S. Treasury obligations and U.S. government agency
                  securities, and repurchase agreements involving these instruments. The Advisor structures the Fund's portfolio based on the Advisor's outlook on interest rates, market conditions and liquidity needs. The Advisor monitors the Fund's investments for credit quality changes and adjusts the average maturity of the Fund in anticipation of changes in short-term interest rates. Important factors include an assessment of Federal policy and an analysis of the yield curve (the range of yields offered). Positioning of the Fund in an attempt to capture higher returns is the key component of the strategy.

[ICON]

Principal Risks   An investment in the Fund is subject to the risk that the
of Investing in   Fund's yield will decline due to falling interest rates. A
This Fund         Fund share is not a bank deposit and is not insured or
                  guaranteed by the FDIC or any government agency. Although the Fund tries to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

                [insert bar chart for calendar years 1994-1998]

Best Quarter      Worst Quarter
x.xx%             x.xx%
(date)            (date)

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the IBC Total Government Average. An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The IBC Total Government Average is a composite of mutual funds with investment goals similar to the Fund's goal.

                              1 Year 3 Years 5 Years Since Inception
                              ------ ------- ------- ---------------
Government Money Market Fund  x.xx%   x.xx%   x.xx%       x.xx%*
IBC Total Government Average  x.xx%   x.xx%   x.xx%       x.xx%*

*Fund inception (4/22/93). Average inception computed from (4/30/93).

To obtain the Fund's current yield, please call 1-800-443-4725.

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares. Unlike an index, every mutual fund has operating expenses to pay for services, such as professional investment advisory, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Administrator and Distributor are voluntarily waiving a portion of their fees. Actual Other Expenses and Total Operating Expenses are , respectively. The Administrator and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see the Statement of Additional Information.

Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses
------------------------------------------
Total Annual Fund Operating Expenses
------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------

                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
This example is intended to help you compare
the cost of investing in the Fund with the
cost of investing in other mutual funds. The
example assumes that you invest $10,000 in the
Fund for the time periods indicated and that
you sell your shares at the end of each
period. The example also assumes that each
year your investment has a 5% return and Fund
expenses remain the same. Although your actual
costs and returns might be different, your
approximate costs of investing $10,000 in the
Fund would be:                                   $xx     $xx     $xx     $xx
-------------------------------------------------------------------------------

MONEY MARKET FUND (US)

________________________________________________________________________________

[ICON]

Investment Goal   To provide as high a level of current income as is
                  consistent with the preservation of capital and liquidity

[ICON]

Principal         The Money Market Fund invests in high quality money market
Investment        instruments issued by corporations, banks and the U.S.
Strategies        government or its agencies or instrumentalities. The Advisor structures the Fund's portfolio based on the Advisor's outlook on interest rates, market conditions and liquidity needs. The Advisor monitors the Fund's investments for credit quality changes and may adjust the average maturity of the Fund in anticipation of changes in short-term interest rates. Important factors include an assessment of Federal policy and an analysis of the yield curve ( the range of yields offered). Positioning of the Fund in an attempt to capture higher returns is the key component of the strategy.

[ICON]

Principal Risks   An investment in the Fund is subject to the risk that the
of Investing in   Fund's yield will decline due to falling interest rates. A
This Fund         Fund share is not a bank deposit and is not insured or
                  guaranteed by the FDIC or any government agency. Although the Fund tries to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

                [insert bar chart for calendar years 1994-1998]

Best  Quarter     Worst  Quarter
x.xx%             x.xx%
(date)            (date)

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the IBC Total Taxable Average. An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The IBC Total Taxable Average is a composite of mutual funds with investment goals similar to the Fund's goal.

                           1 Year 3 Years 5 Years Since Inception
                           ------ ------- ------- ---------------
Money Market Fund          x.xx%   x.xx%   x.xx%       x.xx%*
IBC Total Taxable Average  x.xx%   x.xx%   x.xx%       x.xx%*

* Fund inception (3/31/93). Average inception computed from (3/31/93).

To obtain the Fund's current yield, please call 1-800-443-4725.

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares. Unlike an index, every mutual fund has operating expenses to pay for services, such as professional investment advisory, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor, Administrator and Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory, Other Expenses and Total Operating
Expenses are     , respectively. The Advisor, Administrator and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisor" and the Statement of Additional Information.

Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses
------------------------------------------
Total Annual Fund Operating Expenses
------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------

                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
This example is intended to help you compare
the cost of investing in the Fund with the
cost of investing in other mutual funds. The
example assumes that you invest $10,000 in the
Fund for the time periods indicated and that
you sell your shares at the end of each
period. The example also assumes that each
year your investment has a 5% return and Fund
expenses remain the same. Although your actual
costs and returns might be different, your
approximate costs of investing $10,000 in the
Fund would be:                                   $xx     $xx     $xx     $xx
-------------------------------------------------------------------------------

TAX-EXEMPT MONEY MARKET FUND (US)

________________________________________________________________________________

[ICON]

Investment Goal   To preserve principal value and maintain a high degree of
                  liquidity while providing current income exempt from Federal income tax and not included as a preference item under the Federal alternative minimum tax

[ICON]

Principal         The Tax-Exempt Money Market Fund invests substantially all
Investment        of its assets in short-term, high quality money market
Strategies        instruments issued by municipalities and other issuers that pay income exempt from Federal income and alternative minimum taxes. These issuers may be located in any state, territory or possession of the U.S., or the District of Columbia. The Advisor emphasizes particular market sectors that it expects will outperform the market as a whole. The
                  Advisor actively manages the Fund's portfolio based on its outlook on market conditions, interest rates and liquidity needs. The Advisor monitors the Fund for credit quality changes and adjusts maturities in anticipation of changes in interest rates. Important factors include an assessment of Federal policy and an analysis of the yield curve ( the range of yields offered). Positioning of the Fund in an attempt to capture higher returns is the key component of the strategy.

[ICON]

Principal Risks   An investment in the Fund is subject to the risk that the
of Investing in   Fund's yield will decline due to falling interest rates. In
This Fund         addition, since the Fund may purchase securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price. A Fund share is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
                  Although the Fund tries to keep a constant price per share of $1.00, you may lose money by investing in the Fund.

Performance Information ________________________________________________________

The bar chart and the performance table below illustrate some of the risks and past volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Investor Shares from year to year.

                [insert bar chart for calendar years 1994-1998]

Best Quarter      Worst Quarter
x.xx%             x.xx%
(date)            (date)

This table compares the Fund's average annual total returns for the periods ending December 31, 1998 to those of the IBC Total Tax-Free Average. An average measures the share prices of a specific group of mutual funds with a particular investment goal. You cannot invest directly in an average. The IBC Total Tax-Free Average is a composite of mutual funds with investment goals similar to the Fund's goal.

                              1 Year 3 Years 5 Years Since Inception
                              ------ ------- ------- ---------------
Tax-Exempt Money Market Fund  x.xx%   x.xx%   x.xx%       x.xx%*
IBC Total Tax-Free Average    x.xx%   x.xx%   x.xx%       x.xx%*

*Fund inception (4/13/93). Average inception computed from (3/31/93).

To obtain the Fund's current yield, please call 1-800-443-4725.

Fees and Expenses ______________________________________________________________

ANNUAL FUND OPERATING EXPENSES

This table describes the Fund's expenses that you may pay indirectly if you hold Fund shares. Unlike an index, every mutual fund has operating expenses to pay for services, such as professional investment advisory, administration and custody services. The Fund's expenses in the table below are shown as a percentage of the Fund's net assets. The table shows the highest expenses that could be currently charged to the Fund. Actual expenses are lower because the Advisor, Administrator and Distributor are voluntarily waiving a portion of their fees. Actual Investment Advisory, Other Expenses and Total Operating
Expenses are     , respectively. The Advisor, Administrator and Distributor could discontinue these voluntary waivers at any time. For more information about these fees, see "Investment Advisor" and the Statement of Additional Information.

Investment Advisory Fees
Distribution and Service (12b-1) Fees
Other Expenses
------------------------------------------
Total Annual Fund Operating Expenses
------------------------------------------

EXAMPLE
--------------------------------------------------------------------------------

                                                1 Year 3 Years 5 Years 10 Years
                                                ------ ------- ------- --------
This example is intended to help you compare
the cost of investing in the Fund with the
cost of investing in other mutual funds. The
example assumes that you invest $10,000 in the
Fund for the time periods indicated and that
you sell your shares at the end of each
period. The example also assumes that each
year your investment has a 5% return and Fund
expenses remain the same. Although your actual
costs and returns might be different, your
approximate costs of investing $10,000 in the
Fund would be:                                   $xx     $xx     $xx     $xx
-------------------------------------------------------------------------------

More Information About Risk ____________________________________________________
This section gives you more information about the risks of investing in the Funds. The Funds may invest in other securities, use other strategies and engage in other investment practices than those described in this Prospectus. These are discussed in detail in the Statement of Additional Information.

               Type of Risk                    Funds Subject to Risk


Early Closing Risk--Unanticipated early      All Funds
closings of markets or exchanges may
result in a Fund being unable to sell or buy securities on that day. If an exchange or market closes early on a day when a Fund needs to execute a high volume of securities trades late in a trading day, a Fund might incur substantial trading losses.

Convertible Securities--Convertible          Stock Funds Balanced
securities have characteristics of both      Fund International Funds
fixed income and equity securities. The      Bond Funds
value of the convertible security tends
to move with the market value of the
underlying stock, but may also be
affected by interest rates, credit
quality of the issuer and any call
provisions.

Fixed Income Risk--In addition to the        Bond Funds International
general risks of investing in bonds and      Fixed Income Fund
other fixed income securities, different types of fixed income securities may be subject to the following additional risks:

  Call Risk--During periods of falling
  interest rates, debt obligations with
  high interest rates may be prepaid (or
  "called") by the issuer prior to
  maturity. This may cause a Fund's
  average weighted maturity to
  fluctuate, and may require a Fund to
  invest the resulting proceeds
  elsewhere, at generally lower interest
  rates.

  Credit Risk--The possibility that an
  issuer will be unable to make timely
  payments of either principal or
  interest.

  Since the Fund purchases securities
  backed by credit enhancements from
  banks and other financial
  institutions, changes in the credit
  ratings of these institutions could
  cause the Fund to lose money and may
  affect the Fund's share price.

  Event Risk--Securities may suffer
  substantial declines in credit quality
  and market value due to corporate or
  governmental restructurings. While
  this risk may be high for certain
  securities held by a Fund, the overall
  risk should be reduced because of the
  Fund's multiple holdings.

               Type of Risk

                                               Funds Subject to Risk

Hedging Risk--Hedging is a strategy          Stock Funds Balanced
designed to offset investment risks.         Fund International Funds
Hedging activities include, among other
things, the use of forwards, options and futures. The Advisor may choose not to hedge under certain market or economic conditions.

There are risks associated with hedging
activities, including:

  . The success of a hedging strategy
    may depend on an abiliy to predict
    movements in the prices of
    individual securities, fluctuations
    in markets, and movements in
    interest and currency exchange
    rates;

  . There may be an imperfect or no
    correlation between the changes in
    market value of the securities held
    by the Fund or the currencies in
    which those securities are
    denominated and the prices of
    forward contracts, futures and
    options on futures;

  . There may not be a liquid secondary
    market for a futures contract or
    option;

  . Trading restrictions or limitations
    may be imposed by an exchange, and
    government regulations may restrict
    trading in currencies, futures
    contracts and options. Currently,
    only a limited market, if any,
    exists for hedging transactions
    relating to currencies in certain
    markets, including Latin American,
    Asian and emerging markets
    generally. This may limit a Fund's
    ability to effectively hedge its
    investments in those markets.


  Futures--The Funds may use futures         Stock Funds Balanced
  contracts and related options for bona     Fund International Funds
  fide hedging purposes to offset
  changes in the value of securities
  held or expected to be acquired. They
  may also be used to gain exposure to a
  particular market or instrument, to
  create a synthetic money market
  position, and for certain other tax-
  related purposes. Futures contracts
  and options on futures contracts
  provide for the future sale by one
  party and purchase by another party of
  a specified amount of a specific
  security at a specified future time
  and at a specified price. An option on
  a futures contract gives the purchaser
  the right, in exchange for a premium,
  to assume a position in a futures
  contract at a specified exercise price
  during the term of the option. Index
  futures are futures contracts for
  various indices that are traded on
  registered securities exchanges.

               Type of Risk                    Funds Subject to Risk


  Options--The buyer of an option            Stock Funds Balanced
  acquires the right to buy (a call          Fund International Funds
  option) or sell (a put option) a
  certain quantity of a security (the
  underlying security) or instrument at
  a certain price up to a specified
  point in time. The seller or writer
  of an option is obligated to sell (a
  call option) or buy (a put option)
  the underlying security. When writing
  (selling) call options on securities,
  the Funds may cover its positions by
  owning the underlying security on
  which the option is written or by
  owning a call option on the
  underlying security. Alternatively,
  the Funds may cover its position by
  maintaining in a segregated account
  cash or liquid securities equal in
  value to the exercise price of the
  call option written by the Funds.

  Because option premiums paid or
  received by the Funds are small in
  relation to the market value of the
  investments underlying the options,
  buying and selling put and call
  options can be more speculative than
  investing directly in securities. The
  aggregate value of option positions
  may not exceed 10% of a Fund's net
  assets at the time the Fund enters
  into an option contract.



Year 2000 Risk--The Funds depend on the      All Funds
smooth functioning of computer systems in almost every aspect of their business.
Like other mutual funds, businesses and
individuals around the world, the Funds
could be adversely affected if the
computer systems used by its service
providers do not properly process dates
on and after January 1, 2000, and
distinguish between the year 2000 and the year 1900. The Funds have asked their service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and is seeking assurances from its service providers that they are devoting significant resources to prevent material adverse consequences to the Funds. While it is likely that such assurances will be obtained, the Funds and their shareholders may experience losses if these assurances prove to be incorrect or as a result of year 2000 computer difficulties experienced by U.S. and foreign issuers of portfolio securities or third parties, such as custodians, banks, broker-dealers or others with which the Funds do business. Furthermore, many foreign countries are not as prepared as the U.S. for the year 2000 transition. As a result, computer difficulties in foreign markets and with foreign institutions as a result of the Year 2000 may add to the possibility of losses of the Funds and shareholders.

               Type of Risk

                                               Funds Subject to Risk

Temporary Defensive Investing--The           All Funds
investments and strategies described
throughout the prospectus are those the
Advisor use under normal market
conditions. When the Advisor determines
that market conditions warrant, each Fund may invest up to 100% of its assets in money market instruments, hold U.S.
dollars and foreign currencies, including multinational currency units (such as the euro) or shorten its average weighted maturity. This may occur, for example, if securities markets or issuers experience difficulties with the year 2000 transition. When a Fund is investment for temporary, defensive purposes, it is not pursuing its investment goal.

 .......................

     How Do I
     Obtain an
     Application?
    (R)

 Account Applica-
 tion forms can be
 obtained by call-
 ing 1-800-443-
 4725

 .......................

 ................................................................................
How to Purchase, Exchange and Sell Your Shares _________________________________

Purchasing Investor Shares
How To Purchase   You may purchase Investor Shares of the Funds through
Investor Shares   financial institutions and various
                  brokerage firms that are
                  authorized to sell Investor
                  Shares (intermediaries).
                     Investor Shares are offered
                  without a sales charge.
                  However, intermediaries may
                  charge fees for services
                  provided in connection with
                  buying, selling or exchanging
                  shares. Each intermediary also
                  may have its own rules about
                  shares transactions. For more
                  information about how to
                  purchase shares
                  through an intermediary, you should contact that intermediary directly.
                     You may purchase a Fund's shares on any business day,
                  excluding major holidays (these holidays are listed in the Statement of Additional Information). The price per share
                  (the offering price) will be the net asset value (NAV) per share next determined after we receive your purchase order and payment. We calculate each Fund's NAV once each Business
                  Day. For the Non-Money Market Funds, we calculate NAV as of the close of regular trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for these Funds, to receive the current Business Day's NAV, generally we must receive your purchase order from your financial institution before 4:00 p.m., Eastern time.
                     For the Money Market Funds, we must receive your purchase
                  order and payment before 1:00 p.m., Eastern time for you to receive the current Business Day's NAV and that day's dividend. You may not purchase shares of a Money Market Fund by Federal Reserve wire on days the Federal Reserve is closed.
                     If we receive and your order and payment after the above
                  cut-off times, your purchase order will be effective the next Business Day and your purchase price per share will be the NAV calculated on that next Business Day. Intermediaries may have earlier cut-off times for purchases. For more information about how to purchase through your intermediary, you should contact your intermediary directly.
                     In calculating NAV for the Non-Money Market Funds, we
                  generally value a Fund's portfolio at market price. In calculating NAV for the Money Market Funds, we generally value a Fund's portfolio using the amortized cost valuation method, which is described in detail in the Statement of Additional Information. If market prices are unavailable, or we think that the market prices or the amortized cost valuation method are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that trade on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of a Fund's shares may change on days when you cannot purchase or sell Fund shares. Although we cannot assure this, we expect the NAV for the Money Market Funds to remain constant at $1.00 per share.

 .......................

     How Does
     an
     Exchange
     Take
     Place?

 When you exchange
 your shares, you
 authorize the
 sale of you
 shares in one
 Fund to purchase
 shares of another
 Fund. In other
 words, you are
 requesting a sale
 and then a pur-
 chase. This sale
 of your shares
 may be a taxable
 event for you.

 .......................

 ................................................................................
Automatic         To purchase Investor Shares of any Fund for the first time,
Investment Plan   you must invest at least $2,000 in any Fund. To purchase
                  additional shares of any Fund, you must invest at least
                  $100. However, we may waive the investment minimums at any time at our discretion.
                     If you have arranged to purchase shares through the
                  Automatic Investment Plan (see below), then you must invest at least $50.
                     You may purchase Investor Shares by direct deposit or
                  Automated Clearing House ("ACH") transactions if your intermediary offers these services. Please contact your intermediary to find out if these services are available to you.
                  With the Automatic Investment Plan (AIP), you may purchase additional shares automatically through regular deductions from your checking account. After you have established an account with us, you may begin regularly scheduled investments of at least $50 per month. Please contact your intermediary to obtain an AIP Application Form.

Exchanging Investor Shares _____________________________________________________
How To Exchange
Your Shares       You may exchange Investor
                  Shares of any Fund for
                  Investor Shares of any other
                  Fund on any Business Day. You
                  can request an exchange by
                  contacting your intermediary
                  who will then contact us.
                  Exchanges will be made only
                  after we receive instructions
                  in writing or by telephone.
                  You will receive the current
                  Business Day's NAV if we
                  receive your exchange request
                  in good order prior to the
                  time NAV is calculated for the
                  Non-Money Market Funds and by
                  1:00 p.m., Eastern time for
                  the Money Market Funds. Your
                  intermediary may have earlier
                  cutoff
                  times for exchange requests. Please contact your intermediary for more information about exchange requests.
                     If your request is for more than $5,000, we may require a
                  written exchange request with a signature guarantee from an eligible guarantor (a notarized signature is not sufficient).We may change or cancel the exchange privilege at any time upon 60 days' notice.

 .......................

     What is a
     Signature
     Guarantee?

 A signature guar-
 antee verifies
 the authenticity
 of your signature
 and may be ob-
 tained from
 banks,
 brokerdealers,
 certain credit
 unions, clearing
 agencies or sav-
 ings associa-
 tions. A notary
 public cannot
 provide a signa-
 ture guarantee.

 .......................

 ................................................................................

Selling Investor Shares ________________________________________________________
How To Sell
Your Shares
                  You may sell (redeem) your
                  shares on any Business Day by
                  contacting your intermediary
                  directly. If your request is
                  for more than $5,000, or if
                  you are requesting that the
                  proceeds from your redemption
                  be sent to an address or an
                  account that is different from
                  what we have on our records,
                  then we may require a written
                  redemption request with a
                  signature guarantee from an
                  eligible guarantor (a
                  notarized signature is not
                  sufficient).
                     You will receive the
                  current Business Day's NAV if
                  we receive your redemption
                  request in good
                  order prior to the time NAV is calculated for the Non-Money
                  Market Funds and by 1:00 p.m., Eastern time for the Money
                  Market Funds. Your intermediary may have earlier cut-off
                  times for redemption requests. Please contact your
                  intermediary for more information about redemption requests.
Receiving Your    Normally, we will send your redemption proceeds within seven
Money             Business Days after we receive your request. Your proceeds can be mailed to you or mailed or wired to your bank
                  account. To request a wire transfer, please contact your
                  intermediary. You will be charged a $10.00 fee for each wire transfer. If you recently purchased your shares by check or through an AIP, then your proceeds may not be available
                  until your check has cleared (which may take up to 15 days).
                     We intend to pay your redemption proceeds in cash.
                  However, under unusual conditions that make the payment of cash unwise (and for the protection of the remaining
                  shareholders of the Fund), we may pay all or part of your
                  redemption proceeds in portfolio securities that have a
                  market value equal to the redemption price. Although it is highly unlikely that your shares would ever actually be
                  redeemed in kind, if it did happen, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any gain from the sale.
Systematic
Withdrawal Plan   Under the Systematic Withdrawal Plan (SWP), you may arrange monthly, quarterly, semi-annual, or annual automatic
                  withdrawals of $50 or more from any Fund. The proceeds can be mailed to you or wired to your bank account. You may use the SWP if you automatically reinvest your dividends (see
                  dividends and distributions below) and your account has a
                  current value of $5,000 or more. You should contact your
                  intermediary to find out if a SWP is available to you and
                  for further information about the SWP. To change or cancel your SWP, please contact your intermediary.
Involuntary       If your account balance drops below $2,000 (the required
Redemptions       minimum initial purchase amount) due to redemptions,
                  including redemptions through the SWP, you may be required to redeem your remaining shares. You will always be given at least 60 days' written notice to give you time to add to your account and avoid involuntary redemption.

More Information About Share Transactions ______________________________________
How To Change     If you own shares that are registered in your intermediary's
the               name, and you want to transfer the registration to another
Registration of   intermediary or want the shares registered in your name,
Your Shares       then you should contact your intermediary for instructions to make this change.
Checkwriting
Service For       You may elect the Money Market Funds' checkwriting services
Money Market      which allow you to write checks in amounts of $100 or more.
Fund Investors    You may not, however, use a check to close your account. You may not write checks against Investor Shares of the Money
                  Market Funds in your account which you purchased within the last 15 days, except for shares you purchased by wire (which are immediately available). Please contact your intermediary to find out if checkwriting services are available to you
                  and for more information about checkwriting services.
Telephone
Transactions      Telephone transactions are extremely convenient, but not
                  without risk. To try to keep your telephone transactions as safe, secure, and risk-free as possible, we have developed certain safeguards and procedures for determining the identity of callers and authenticity of instructions. We will not be responsible for any loss, liability, cost, or expense for following telephone or wire instructions we reasonably believe to be genuine. If your intermediary chooses to make telephone transactions, you and your intermediary will generally bear the risk of any loss. Your intermediary may not close your account by telephone.
Right to Reject
Orders            The Funds are intended to be long-term investment vehicles and are not designed to provide you with a means of speculating on short-term market movements or engaging in short-term trading. Excessive trading in Fund shares may interfere with portfolio management, raise operating expenses or otherwise have an adverse effect on Fund shareholders. In order to limit excessive trading and in other circumstances where we believe doing so would be in the best interests of a Fund, each Fund reserves the right to revise or terminate exchange privileges, limit the amount or number of exchanges, reject any specific purchase or exchange request and suspend the offering of shares for a period of time. You will be notified in the event this happens, as required by law.

 .......................

     Distributions

 The Funds dis-
 tribute income
 dividends and
 capital gains.
 Income dividends
 represent the
 earnings from a
 Fund's invest-
 ments; capital
 gains occur when
 a Fund sells a
 portfolio secu-
 rity for more
 than the original
 purchase price.

 .......................
 .......................

     Taxes

 Distributions you
 receive from a
 Fund may be tax-
 able whether or
 not you reinvest
 them.

 .......................

 ................................................................................
 ................................................................................

Dividends andDistributions _____________________________________________________
                  The Funds distribute their net investment income as follows:
                      Stock Funds         Declared and distributed monthly
                      Balanced Fund
                      Bond Funds
                      International Funds
                                          Declared and distributed at least
                      Money Market Funds  annually
                                          Declared daily and distributed monthly

                  The Funds distribute capital
                  gains if any, at least
                  annually. If you own Fund
                  shares on a Fund's record
                  date, you will be entitled to
                  receive the distribution. If a
                  Fund does not have income or
                  capital gains available to
                  distribute, as determined
                  under tax laws, you will not
                  receive a distribution.
                     You will receive dividends
                  and distributions in the form
                  of additional shares unless
                  you have elected to receive
                  payment in cash. To elect cash
                  payment,
                  you must notify us in writing prior to the date of distribution. Your election will become effective for dividends paid after we receive your written notice. To cancel your election, simply send us written notice.

Tax Information ________________________________________________________________
                  The following is a summary of some important tax issues that affect the Funds and their shareholders. The summary is
                  based on current tax laws, which may be changed by
                  legislative, judicial or administrative action. We have not tried to present a detailed explanation of the tax treatment of the Funds or their shareholders. More information about taxes is in our Statement of Additional Information. We urge you to consult your tax advisor regarding specific questions about federal, state and local income taxes.
Tax Status of     Each Fund will distribute
Distributions     substantially all of its
                  income and capital gains, if
                  any. The income dividends you
                  receive from the Funds will be
                  taxed as ordinary income
                  whether you receive the
                  dividends in cash or in
                  additional shares.
                     The dividends and distributions you receive may be
                  subject to federal, state and local taxation, depending on your tax situation. You may be taxed on each sale of Fund shares.
                     The Tax-Exempt Fixed Income and Tax-Exempt Money Market
                  Funds intend to distribute federally tax-exempt income. Each
                  Fund may invest a portion of its assets in

 .......................

     Investment
     Advisor

 A Fund's invest-
 ment advisor man-
 ages investment
 activities and is
 responsible for
 the performance
 of the Fund. The
 Advisors conduct
 research, execute
 Fund strategies
 based on an as-
 sessment of eco-
 nomic and market
 conditions, and
 determine which
 portfolio securi-
 ties to buy, hold
 or sell.
 .......................
 ................................................................................
                  securities that generate taxable income for federal or state income taxes. Income exempt from federal tax may be subject to state and local taxes. Any capital gains distributed by these Funds may be taxable.
                     More information about taxes is in the Statement of
Investment        Additional Information.
Advisors          The Advisor makes investment
                  decisions for the assets of
                  the Funds and continuously
                  reviews, supervises, and
                  administers each Fund's
                  investment program. The
                  Trustees of the Trust
                  supervise the Advisor and
                  establish policies that the
                  Advisor must follow in their
                  day-to-day management
                  activities.
                     ABN AMRO Asset Management
                  (USA) Inc. (the Advisor), 208
                  South LaSalle Street Chicago,
                  IL 60604, was organized in
                  March 1991 under the laws of
                  the State of Delaware. The
                  Advisor manages assets for
                  individuals, corporations,
                  unions, governments, insurance
                  companies, and charitable
                  organizations. As of December
                  31, 1998, the Advisor managed
                  approximately $   billion in
                  assets.
                     For the fiscal year ended December 31, 1998, the Funds
                  paid the following advisory fees:
                     As of December 31, 1998, the TransEurope and Limited
                  Volatility Fixed Income Funds had not yet commenced
                  operations. The Advisor is entitled to receive .80% from the
                  Small Cap Value Fund, which, as of December 31, 1998, had
                  not been in operation for a full fiscal year.
                     The Advisor may voluntarily waive a portion of its fees
                  in order to limit the total operating expenses of the Funds.
                  The Advisor reserves the right to terminate its voluntary
                  fee waivers at any time. The Advisor may use its affiliates as brokers for the Funds' portfolio transactions. The
                  affiliates may receive compensation from the Funds for their brokerage services.
                     The Advisor is a direct, wholly-owned subsidiary of ABN
                  AMRO Bank N.V. As of April 1, 1999, affiliates of the
                  Advisor owned of record or beneficially, substantially all
                  of the Investor Shares of the [      ] Funds. As a result,
                  these affiliates may be deemed to "control" these Funds within the meaning of the Investment Company Act of 1940.
                  The Advisor may, from time to time, and at its own expense, provide promotional incentives in the form of cash or other compensation, to certain financial institutions whose representatives have sold or are expected to sell significant amounts of the Funds' shares. Some of these financial institutions may be affiliated with the Advisor.
                     Jac A. Cerney, Senior Vice President of the Advisor, has
                  served as portfolio manager for the Value Fund and the equity portion of the Balanced Fund since their inception.
                  Mr. Cerney has been associated with the Advisor and its predecessor since April,

                  1990 as a portfolio manager. Prior to joining the Advisor's predecessor firm in 1990, Mr. Cerney was the equity portfolio manager for Commonwealth Edison's internally managed pension fund. Mr. Cerney earned a B.A. in Chemistry from Oberlin College, an M.S. in Chemistry from the University of Chicago and an M.B.A. in Finance from the University of Chicago. He is a member of the Investment Analysts Society of Chicago.
                     A. Keith Dibble, Senior Vice President of the Advisor,
                  has served as portfolio manager for the Growth Fund since its inception. Mr. Dibble has been associated with the Advisor and its predecessor since 1987 as a portfolio manager. Mr. Dibble received two B.S. degrees in Engineering from Washington State University and an M.B.A. in Finance from Northwestern University. Mr. Dibble is a member of the Institute of Chartered Financial Analysts, a past president of the Milwaukee Investment Analysts Society and a member of various other professional organizations.
                     Nancy Holland, Senior Vice President of the Advisor, has
                  served as portfolio manager of the Real Estate Fund since its inception. Ms. Holland has been associated with the Advisor since January, 1997 as a portfolio manager. Prior to joining the Advisor, Ms. Holland served as a real estate analyst with Edward Jones from January, 1995 to December, 1996, and served as a senior financial analyst and development accounting manager with CenterMark Properties from November, 1988 to January, 1995. Ms. Holland graduated from Saint Louis University with a B.S. in Accounting.
                     Mary E. Ras, Vice President of the Advisor, has served as
                  co-manager of the Small Cap Growth Fund since September, 1998. She is also a member of the Equity Committee and is responsible for equity research and equity trading. Ms. Ras has been associated with the Advisor and its predecessor since 1983. Prior to joining the Asset Management Group, Ms. Ras worked in debt finance and tax-advantaged investments. Ms. Ras holds an M.B.A. degree from the University of Chicago and a B.S. degree from Northeastern Illinois University.
                     Kenneth A. Tyszko, CFA, CPA, Vice President of the
                  Advisor, has served as co-manager of the Small Cap Growth Fund since September, 1998. Mr. Tyszko has been associated with the Advisor or its affiliates since 1996. Previously, he managed a $250 million portfolio of publicly traded small and mid-size capitalization growth stocks for Sears Investment Management Co., which he joined in 1984. Mr. Tyszko earned his B.S. in Accounting from the University of Illinois. Mr. Tyszko is a member of the Illinois CPA Society, the Investment Analysts Society of Chicago, and the Association for Investment Management and Research.
                     Kurt S. Moeller, Vice President of the Advisor, has
                  served as co-manager of the Small Cap Value Fund since March 1, 1999. Mr. Moeller began his investment career in 1995 as a research assistant for the Indiana University Foundation. Mr. Moeller was a fundamental equity analyst at Grantham, Mayo, Van Otterloo & Co., LLC, a Boston money management firm, from 1996 through 1998. Mr. Moeller earned a B.A. in Economics and

                  History from Rice University in 1991 and an M.B.A. in Finance from Indiana University in 1996.
                     Edwin M. Bruere, Senior Vice President of the Advisor has
                  served as lead portfolio manager of the Small Cap Value Fund since June 30, 1998 and co-manager of the Value Fund since
                       . Prior to joining the Advisor in 1988, Mr. Bruere
                  spent two years as Managing Director of an investment management firm. Previous to this, he spent six years at Continental Bank (Bank of America) as a Senior Director. He spent his last two years in London working in the Merchant Bank on securities origination and distribution. Mr. Bruere graduated from Iowa State University with a B.S. in business and received his M.B.A. from Indiana University. He is a member of the Association for Investment Management and Research and the Investment Analysts Society of Chicago. He is a Director of the Indiana University Reese Foundation.
                     Richard Butler, Senior Vice President of the Advisor and
                  co-manager of the Growth Fund since      . Mr. Butler is
                  also responsible for equity research. Mr. Butler joined the Advisor's predecessor firm in 1983 and is the Advisor's senior equity trader. Mr. Butler graduated from Williams College with a B.A. in International Relations and received his M.B.A. from the University of Chicago.
                     Mark W. Karstrom, Senior Vice President of the Advisor,
                  has served as portfolio manager for the Limited Volatility Fixed Income Fund since September, 1996 and served as portfolio manager for the Intermediate Government Fixed Income Fund from September, 1996 to January, 1999. Mr. Karstrom joined the Advisor in August, 1996 as a portfolio manager. He served as Vice President, Portfolio Manager with Norwest Investment Management and Trust and a predecessor firm from May, 1985 to July, 1996 where he managed portfolios comprised of government, corporate, and mortgage-backed securities. My. Karstrom received his B.A. in Economics from the University of Denver.
                     Gregory D. Boal, Senior Vice President of the Advisor,
                  has served as co-manager of the Tax-Exempt Fixed Income Fund since July, 1997, and served as as portfolio manager of the fixed income portion of the Balanced Fund from April, 1997 to January, 1999. Mr. Boal joined the Advisor in March, 1997 as a portfolio manager. He served as Manager, Fixed Income Division of First Citizens Bank Capital Management, a division of First Citizens Bank, Raleigh, N.C. from November, 1989 to March, 1997. Prior to that, Mr. Boal was the senior investment officer at Wyoming National Bank and Trust in Casper, Wyoming. Mr. Boal graduated from the University of Wyoming in 1981 with a Bachelor of Science degree in Broadcasting. He received a Master of Science degree in Finance from the same institution in 1985. Mr. Boal is a member of the Association of Investment Management and Research and the Investment Analyst Society of Chicago.
                     Todd J. Youngberg, Senior Vice President of the Advisor,
                  has served as portfolio manager of the Balanced Fund since November, 1998, and as portfolio manager of the Fixed Income Fund from November 1998 to January 1999. Mr. Youngberg joined the Advisor in November, 1998 as a portfolio manager. Prior to joining ABN AMRO Asset

                  Management (USA) Inc., Mr. Youngberg served as Vice
                  President and Portfolio Manager for Amerus Life Holdings
                  Inc. in Des Moines Iowa from 1992 to November, 1998. He was responsible for managing very large, performance oriented, high yield portfolios. Prior to Amerus Life, Mr. Youngberg worked as a securities analyst for Central Life
                  Assurance/American Mutual Life Insurance Company. Mr.
                  Youngberg received a B.A. in economics from Central College in Pella, Iowa and his M.B.A. in Finance from Drake
                  University. He is a member of the Association of Investment
                  Management and Research.
                     Messrs. Karstrom, Boal and Youngberg, members of the
                  Fixed Income Portfolio Management Team, have been jointly
                  and primarily responsible for the day-to-day management of the Fixed Income Fund, Intermediate Government Fixed Income
                  Fund and the fixed income portion of the Balanced Fund since
                  January, 1999.
                     Phillip P. Mierzwa, Vice President of the Advisor, has
                  served as co-manager of the Tax-Exempt Fixed Income Fund and
                  Tax-Exempt Money Market Fund since April, 1997. He has been associated with the Advisor or its affiliates since
                  February, 1990 as a portfolio manager and a trader. Mr.
                  Mierzwa has a B.A. degree in Finance from Governors State
                  University.
                     Karen Van Cleave, Senior Vice President of the Advisor,
                  has served as co-manager of the Tax-Exempt Money Market Fund and portfolio manager of the Money Market Fund, Treasury
                  Money Market Fund and Government Money Market Fund since
                  January, 1994. Ms. Van Cleave joined the Advisor in January,
                  1994 as a portfolio manager. Prior to 1994, Ms. Van Cleave was a Vice President/Portfolio Manager at Chemical
                  Investment Group, Ltd. for three years. Prior to that, she worked at Shearson Lehman Hutton (and its predecessors) for seven years in their money market fund complex. Ms. Van
                  Cleave earned her B.S. in Business Administration from
                  Boston University.
                     Wypke Postma, Vice President of the Advisor, has served
                  as portfolio manager for the International Equity Fund since
                  March, 1997. Mr. Postma started his banking career as an
                  analyst at former ABN Bank's Investment Research Department.
                  Later, he became a strategist. From 1976 to 1984, he worked in the Equity and Loan Department of a leading Dutch
                  insurance company, where he was appointed head of the
                  department in 1982. In 1984, he joined former ABN Bank's
                  Asset Management Department and was appointed Vice President in the same year. In 1993, he became Head of the Global
                  Equity Group being responsible for the Global Equity,
                  European Equity, Dutch Equity and Business research. Mr.
                  Postma holds a masters degree in Economics.
                     Alex Ng has served as portfolio manager for the Asian
                  Tigers Fund since July, 1995. Mr. Ng has been associated
                  with the Advisor and/or its parent since 1988 as a portfolio manager. Mr. Ng also serves as the Far East Director of
                  Asset Management for a Hong Kong-based affiliate of the
                  Advisor. Mr. Ng joined the bank's Investment Banking
                  Representative Office in Singapore in January 1988 before
                  being transferred to the Securities subsidiary in Hong Kong.
                  Before joining the bank, Mr. Ng worked as a financial
                  analyst in Malaysia. Mr. Ng holds a degree in Economics from the University of California in Los Angeles.
                     Felix Lanters, portfolio manager for the TransEurope
                  Fund, has been associated with the Advisor and/or its parent since 1987 as a portfolio manager.
                     Wouter Weijand has served as portfolio manager of the
                  International Fixed Income Fund since September, 1997. Mr.
                  Weijand has worked in various investment management
                  positions with ABN AMRO and/or its affiliates since 1984.
                     Luiz M. Ribeiro, Jr. has served as the portfolio manager
                  of the Latin America Equity Fund since November, 1997. Mr.
                  Ribeiro has worked in various investment management
                  positions with ABN AMRO and/or its affiliates since 1994.
                  From March, 1990 to June, 1993, he served with the trading desk of Dibran DTVM Ltd. Mr. Ribeiro obtained a Business
                  Degree at the University of Sao Paulo in 1990. In 1993, he
                  concluded an M.B.A. offered by IBMEC (Brazilian Institute of
                  Capital Markets) in Sao Paulo.
Distribution      Each Fund has adopted a distribution plan that allows the
Information       Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. Because these fees are paid out of a Fund's assets continuously, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum distribution fee is .25% of the average daily net assets of each Fund.

Financial         The tables that follow present performance information about
Highlights        Investor Shares of each Fund. This information is intended to help you understand each Fund's financial performance for the past five years, or, if shorter, the period of the
                  Fund's operations. Some of this information reflects
                  financial information for a single Fund share. The total
                  returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you
                  reinvested all of your dividends and distributions.
                     This information has been audited by [     ], independent
                  public accountants. Their report, along with each Fund's financial statements, appears in the annual report that accompanies the Statement of Additional Information. You can obtain our annual report, which contains more performance information, at no charge by calling 1-800-443-4725.

                   [INSERT FINANCIAL HIGHLIGHTS TABLES HERE]

More Information about the Funds is available without charge through the following:

Statement of      More detailed information about the Funds is in the
Additional        Statement of Additional Information. The Statement of
Information       Additional Information has been filed with the SEC and is
                  incorporated by reference into this Prospectus. This means that the Statement of Additional Information, for legal purposes, is a part of this Prospectus.

Annual and        These reports list the Funds' holdings and contain
Semi-Annual       information from the Funds' portfolio managers about Fund
Reports           strategies and recent market conditions and trends.

                  To Obtain More Information:
By Telephone:     Call 1-800-443-4725

By Mail:          Write to the Funds c/o
                  ABN AMRO Funds
                  P.O. Box 9765
                  Providence, Rhode Island 02940-5047

By E-Mail:        [      ]

On the World Wide Web:
                  www.abnamrofunds-usa.com

From the SEC:     You can also obtain the Statement of Additional Information, annual and semi-annual reports and other information about the Funds from the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference
                  Room in Washington, D.C. (for information, call 1-800-SEC-
                  0330). You may request documents by mail from the SEC, upon payment of a duplicating fee by writing to: Securities and Exchange Commission, Public Reference Room, Washington, D.C.
                  20549-6009. The ABN AMRO Fund's Investment Company Act registration number is 811-07244.

No one has been authorized to give any information or to make any representations not contained in the Prospectus or SAI in connection with the offering of Fund Shares. Do not rely on any such information or representations as having been authorized by the Funds or First Data Distributors, Inc. This Prospectus does not constitute an offering by the Funds in any jurisdiction where such an offering is not lawful.

                                ABN AMRO Funds
                       (formerly, the "Rembrandt Funds")
                              Investment Advisor:
                      ABN AMRO Asset Management (USA) Inc.

This Statement of Additional Information ("SAI") is not a prospectus. It is intended to provide additional information regarding the activities and operations of ABN AMRO Funds (the "Trust") and should be read in conjunction with the prospectuses dated April 30, 1999. The Trust has two prospectuses. One prospectus relates to Common Shares of the funds and the other relates to Investor Shares of the funds. Prospectuses may be obtained by writing to First Data Distributors, Inc. (the "Distributor"), 4400 Computer Drive, Westborough, Massachusetts 01581, or by calling 1-800-443-4725.

The Trust's most recent annual report is a separate document typically supplied with the SAI and includes the Trust's audited financial statements, which are incorporated by reference into this SAI. The annual and other shareholder reports are available upon request and without charge. Please call 1-800-443-4725 to obtain these reports.

                               TABLE OF CONTENTS

THE TRUST.................................................................... 3
DESCRIPTION OF PERMITTED INVESTMENTS......................................... 3
INVESTMENT LIMITATIONS.......................................................28
NON-FUNDAMENTAL POLICIES.....................................................30
MANAGEMENT OF THE FUND.......................................................31
TRUSTEES AND OFFICERS OF THE TRUST...........................................31
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES..........................34
INVESTMENT ADVISORY AND OTHER SERVICES.......................................38
THE ADVISOR..................................................................38
DISTRIBUTION AND SHAREHOLDER SERVICING.......................................40
THE ADMINISTRATOR AND SUB-ADMINISTRATOR......................................43
THE TRANSFER AGENT...........................................................44
THE CUSTODIAN................................................................45
COUNSEL AND AUDITORS.........................................................45
BROKERAGE ALLOCATION AND OTHER PRACTICES.....................................45
PORTFOLIO TRANSACTIONS.......................................................45
TRADING PRACTICES AND BROKERAGE..............................................45
DESCRIPTION OF THE TRUST.....................................................50
PURCHASE AND REDEMPTION OF SHARES............................................51
SHAREHOLDER LIABILITY........................................................53
DETERMINATION OF NET ASSET VALUE.............................................53
TAXATION.....................................................................54
GENERAL INFORMATION ABOUT FUND PERFORMANCE...................................59
COMPUTATION OF YIELD.........................................................60
CALCULATION OF TOTAL RETURN..................................................63
LIMITATION OF TRUSTEES' LIABILITY............................................66

FINANCIAL STATEMENTS.........................................................66
APPENDIX....................................................................A-1

April 30, 1999

THE TRUST

ABN AMRO Funds (prior to April 29, 1998, Rembrandt Funds) is an open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated September 17, 1992. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares") and different classes of shares of each fund. Generally, investors may purchase shares through two separate classes, Common Shares and the Investor Shares, which provide for variations in distribution costs and other expenses. Except for these differences between Common Shares and Investor Shares, each share of each fund represents an equal proportionate interest in that fund. See "Description of Shares." This SAI relates to the following funds: Value Fund\(US)\, Growth Fund\(US)\, International Equity Fund\(US)\, Small Cap Growth Fund\(US)\ (formerly, the Small Cap Fund), Small Cap Value Fund\(US)\, Asian Tigers Fund\(US)\, TransEurope Fund\(US)\, Latin America Equity Fund\(US)\, Real Estate Fund\(US)\ (collectively, the "Equity Funds"), Balanced Fund\(US)\ (the "Balanced Fund"), Fixed Income Fund\(US)\, Intermediate Government Fixed Income Fund\(US)\, Tax-Exempt Fixed Income Fund\(US)\, International Fixed Income Fund\(US)\, Limited Volatility Fixed Income Fund\(US)\ (collectively, the "Fixed Income Funds"), Money Market Fund\(US)\, Government Money Market Fund\(US)\, Treasury Money Market Fund\(US)\ and Tax-Exempt Money Market Fund\(US)\ (collectively, the "Money Market Funds" and together with the Equity, Balanced, and Fixed Income Funds, the "Funds"). As of December 31, 1998, the Limited Volatility Fixed Income Fund and TransEurope Fund had not commenced operations. Currently, Investor Shares of the Latin America Equity Fund is not available for purchase.

DESCRIPTION OF PERMITTED INVESTMENTS

ADRs, Continental Depositary Receipts ("CDRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs")

A Fund may invest in depositary receipts and other similar instruments, such as ADRs, CDRs, EDRs & GDRs. ADRs are securities, typically issued by a U.S. financial institution (a "depositary"), that evidence ownership interest in a security or a pool of securities issued by a foreign issuer and deposited with the depositary, EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interest in security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market. EDRs are designed for trading in European Securities Markets and GDRs are designed for trading in non-U.S. securities markets. Generally, depositary receipts may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

Asset-Backed Securities

Asset-backed securities consist of securities secured by company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as passthrough certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for purpose of owning such assets and issuing such debt. A Fund may invest in other asset-backed securities that may be created in the future if the Advisor determines they are suitable.

Asset-backed securities may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

Principal and interest on non-mortgage asset-backed securities may be guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution (such as a bank or insurance company) unaffiliated with the issuers of such securities. The purchase of non-mortgage asset-backed securities raises risk considerations peculiar to the financing of the instruments underlying such securities. For example, there is a risk that another party could acquire an interest in the obligations superior to that of the holder of the asset-backed securities. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on those securities. Asset-backed securities entail prepayment risk, which may vary depending on the type of asset, but is generally less than the prepayment risk associated with mortgage-backed securities. In addition, unlike most other asset-backed securities, credit card receivables are unsecured obligations of the card holder.

Bankers' Acceptances

Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

Bank Investment Contracts ("BICS")

BICs are contracts issued by U.S. banks and savings and loan institutions. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the general account of the bank or savings and loan institution. The bank or savings and loan institution then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. Generally, BICs are issuing bank or savings and loan institution. For this reason, BICs are considered to be illiquid investments.

Borrowing

Borrowing may exaggerate changes in the net asset value of a Fund's shares and in the return on the Fund's portfolio. Although the principal of any borrowing will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. A Fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to an outstanding borrowing resulting in additional transaction costs. In addition, liquidating portfolio securities may generate capital gains, which will be distributed to shareholders as taxable income or capital gains. The Funds may be required to segregate liquid assets in an amount sufficient to meet their obligations in connection with such borrowings.

Brady Bonds

Brady Bonds are a particular type of debt obligation created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring. During 1990, the Mexican external debt markets experienced significant changes with the completion of the "Brady Plan" restructurings in those markets. Brady Bonds are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies (although most are U.S. dollar denominated) and they are actively traded in the over-the-counter secondary market. U.S. dollar-denominated collateralized Brady Bonds are generally collateralized in full as to principal due at maturity by U.S. Treasury zero coupon obligations with the same maturity. Interest payments on these Brady Bonds may be collateralized by cash or securities in an amount that is typically equal to between 12 and 18 months of interest payments. Payment of interest and (except in the case of principal-collateralized Brady Bonds) principal on Brady Bonds with no or limited collateral depends on the willingness and ability of the foreign government to make payment. In the event of a default on collateralized Brady Bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. The restructurings provided for the exchange of loans and cash for newly issued bonds, Brady Bonds. Brady Bonds generally fall into two categories: collaterized Brady Bonds and bearer Brady Bonds. Both types of Brady Bonds are issued in various currencies, primarily the U.S. dollar. Brady Bonds are actively traded in the over-the-counter secondary market for Latin American debt. U.S. dollar-denominated collaterized bonds, which may be fixed par bonds or floating rate discount bonds, are collaterized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity. At least one year of rolling interest payments are collaterized by cash or other investments.

Certificates of Deposit

Certificates of deposit are interest bearing instruments with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal are considered to be illiquid.

Commercial Paper

Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

Convertible Securities

Convertible securities are corporate securities that are exchangeable for a set number of shares of another security at a prestated price. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

Debt Securities -- Ratings

The quality standards of debt securities and other obligations as described for the Funds must be satisfied at the time an investment is made. In the event that an investment held by a Fund is assigned a lower rating or ceases to be rated, the Advisor promptly reassesses whether such security presents suitable credit risks and whether the Fund should continue to hold the security or obligation in its portfolio. If a portfolio security or obligation no longer presents suitable credit risks or is in default, the Fund disposes of the security or obligation as soon as reasonably practicable unless the Trustees of the Trust determine that to do so is not in the best interest of the Fund.

Dollar Rolls

Dollar roll transactions consist of the sale of mortgage-backed securities to a bank or broker-dealer, together with a commitment to purchase similar, but not necessarily identical, securities at a future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with a Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by a Fund to buy a security.

If the broker-dealer to whom a Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted. Also, the value of the security may change adversely over the term of the dollar roll, such that the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held.

Equity Securities

Equity securities include common stocks, common stock equivalents, preferred stocks, securities convertible into common stocks and securities having common stock characteristics, such as rights and warrants to purchase common stocks, sponsored and unsponsored depositary receipts (e.g., ADRs), REITs, and equity securities of closed-end investment companies.

Euro-Denominated Securities

On January 1, 1999, the European Monetary Union (EMU) implemented a new currency unit, the Euro, which is expected to reshape financial markets, banking systems and monetary policies in Europe and other parts of the world. The countries initially expected to convert to the Euro include Austria, Belgium, France, Germany, Luxembourg, the Netherlands, Ireland, Finland, Italy, Portugal and Spain.

Beginning January 1, 1999, financial transactions and market information including share quotations and company accounts, in participating countries will be in Euros. Approximately 46% of the stock exchange capitalization of the total European market may be reflected in Euros, and participating governments will issue their bonds in Euros. Monetary policy for participating countries will be uniformly managed by a new central bank, the European Central Bank
(ECB).

Although it is not possible to predict the impact of the Euro on the Funds, the transition may change the economic environment and behavior of investors, particularly in European markets. In addition, investors may begin to view those countries participating in the EMU as a single entity. The Advisor may need to adapt investment strategies accordingly. The process of implementing the Euro also may adversely affect financial markets world-wide and may result in changes in the relative strength and value of the U.S. dollar or other major currencies, as well as possible adverse tax consequences as a result of currency conversions to the Euro. Until the Euro develops its reputation and the ECB gains experience in managing monetary policy, it will be difficult to predict the strengths and weaknesses of the Euro.

Floating Rate Notes

Floating rate notes normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate) at a major commercial bank, and that a Fund can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. A Fund may use the longer of the period required before the Fund is entitled to prepayment under such obligations or the period remaining until the next interest rate adjustment date for purposes of determining the maturity. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must be rated in the third highest rating category or, in the Advisor's opinion, be of comparable quality. The Advisor monitors the earning power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Advisor may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the bond or commercial paper ratings stated above.

Foreign Securities

Foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, greater securities market volatility, less liquidity of securities, less government supervision and regulations of securities markets, future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Government regulation in many of the countries of interest to a Fund may limit the extent of the Fund's investment in companies in those countries.

Further, it may be more difficult for a Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio securities. Certain markets may require payment for securities before delivery. A Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets.

Investments in securities of foreign issuers are frequently denominated in foreign currencies (including the Euro and other multinational currency units) and the value of a Fund's assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and a Fund may incur costs in connection with conversions between various currencies. A Fund may enter into forward foreign currency contracts as a hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position. Currently, only a limited market, if any, exists for hedging transactions relating to currencies in emerging markets, including Latin American and Asian markets. This may limit a Fund's ability to effectively hedge its investments in such markets.

A Fund may invest in securities denominated in currencies of foreign countries. Accordingly, changes in the value of these currencies against the U.S. dollar will result in corresponding changes in the U.S. dollar value of a Fund's assets denominated in those currencies. Foreign countries also may have managed currencies, which are not free floating against the U.S. dollar. In addition, there is risk that certain foreign countries may restrict the free conversion of their currencies into other currencies, including the U.S. dollar. Further, it may be difficult to reduce a Fund's currency risk through hedging. Any devaluations in the currencies in which a Fund's portfolio securities are denominated may have a detrimental impact on the Fund's net asset value.

Certain risks associated with international investments and investing in smaller, developing capital markets are heightened for investments in Latin American countries. For example, some of the currencies of Latin American countries have experienced steady devaluations relative to the U.S. dollar, and major adjustments have been made in certain of these currencies periodically. Furthermore, Latin American currencies may not be internationally traded. Also, many Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. In addition, although there is a trend toward less government involvement in commerce, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest companies in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect private sector companies and the Fund, as well as the value of securities in the Fund's portfolio.

Securities of issuers located in countries with developing securities markets pose greater liquidity risks and other risks than securities of issuers located in developed countries and traded in more established markets. Low liquidity in markets may adversely affect a Fund's ability to buy and sell securities and cause increased volatility. Developing countries may at various times have less stable political environments than more developed nations. Changes of control may adversely affect the pricing of securities from time to time. Some developing countries may afford only limited opportunities for investing. In certain developing countries, a Fund may be able to invest solely or primarily through ADRs or similar securities and government approved investment vehicles, including closed-end investment companies.

In making investment decisions for the Fund, the Advisor evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets; the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments ("country risks"). Of course, the Advisor's decisions regarding these risks may not be correct or prove to be wise and, generally, any losses resulting from investing in foreign countries will be borne by Fund shareholders.

Holding Fund assets in foreign countries presents additional risks including, but not limited to, the risks that a particular foreign custodian or depositary will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets. A Fund may be precluded from investing in certain foreign countries until such time as adequate custodial arrangements can be established.

Forward Foreign Currency Contracts

A forward contract involves an obligation to purchase or sell a specific currency amount at a future date, agreed upon by the parties, at a price set at the time of the contract.

At the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader, obligating it to purchase, on the same maturity date, the same amount of the foreign currency. A Fund may realize a gain or loss from currency transactions.

Futures Contracts and Options on Futures Contracts

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for bona fide hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges. In addition, a Fund will only sell covered futures contracts and options on futures contracts.

Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges, Stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

No price is paid upon entering into futures contracts. Instead, a Fund is required to deposit an amount of cash or liquid assets known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid assets, equal to the market value of the futures positions held, less margin deposits, in a segregated account with the Trust's custodian. Collateral equal to the current market value of the futures position will be marked to market on a daily basis. Whenever a Fund is required to establish a segregated account, notations in the books of the Trust's custodian are sufficient to constitute a segregated account.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

Eurodollar futures are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of the funds and sellers to obtain a fixed rate for borrowings.

The Funds will only enter into futures contracts traded on a national futures exchange or board of trade. A Fund may enter into futures contract transactions only to the extent that obligations under these contracts represent less than 20% of the Fund's total assets.

GNMA Certificates

GNMA Certificates are securities issued by the Government National Mortgage Association ("GNMA"), a wholly-owned U.S. Government corporation which guarantees the timely payment of principal and interest. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans. GNMA certificates con sist of underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be

"passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

Guaranteed Investment Contracts ("GICs")

GICs are contracts issued by U.S. insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies. For this reason, GICs are considered to be illiquid investments.

Illiquid Securities

Illiquid securities are securities that cannot be disposed of within 7 days at approximately the price at which they are being carried on a Fund's books. An illiquid security includes a demand instrument with a demand notice period exceeding 7 days, if there is no secondary market for such security, and repurchase agreements with durations (or maturities) over 7 days in length.

Investment Company Shares

Under applicable regulations, the Funds are generally prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Funds own more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the Fund's total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Funds.

The Trust has received an exemptive order from the Securities and Exchange Commission ("SEC") to permit the Funds to invest in shares of the Money Market Funds. Pursuant to this order, each Fund is permitted to invest in shares of the Money Market Funds for cash management purposes, provided that the Advisor and any of its affiliates waive management fees and other expenses with respect to Fund assets invested therein.

It is the position of the staff of the SEC that certain nongovernmental issuers of CMOs and REMICs constitute investment companies under the Investment Company Act of 1940 ("1940 Act"), and either (a) investments in such instruments are subject to the limitations set forth above or (b) the issuers of such instruments have been granted orders from the SEC exempting such instruments from the definition of investment company.

Loan Participations

Loan participations are interests in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member ("intermediary bank"). In a loan participation, the borrower corporation will be deemed to be the issuer of the participation interest except to the extent a Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying corporate borrower. In the event of the bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Under the terms of a loan participation, a Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent. The secondary market, if any, for these loan participations is limited.

Master Limited Partnerships

Master limited partnerships are public limited partnerships composed of (i) assets spun off from corporations or (ii) private limited partnerships. Master limited partnerships are formed by reorganizing corporate assets or private partnerships as public limited partnerships combining various investment objectives. Interests in master limited partnerships are represented by depositary receipts traded in the secondary market. Because limited partners have no active role in management, the safety of a limited partner's investment in a master limited partnership depends upon the management ability of the general partner.

Money Market Instruments

Money market instruments include certificates of deposit, commercial paper, bankers' acceptances, Treasury bills, time deposits, repurchase agreements and shares of money market funds.

Mortgage-Backed Securities

Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, balloon mortgages and adjustable rate mortgages.

Government Pass-Through Securities: These are securities that are issued or guaranteed by a U.S. Government agency representing an interest in a pool of mortgage loans. The primary issuers or guarantors of these mortgage-backed securities are GNMA, Fannie Mae and FHLMC. GNMA, Fannie Mae and FHLMC guarantee timely distributions of interest to certificate holders. GNMA and Fannie May also guarantee timely distributions of scheduled principal. Fannie Mae and FHLMC obligations are not backed by the full faith and credit of the U.S. Government as GNMA certificates are, but Fannie Mae and FHLMC securities are supported by the instrumentalities' right to borrow from the U.S. Treasury.

Private Pass-Through Securities: These are mortgage-backed securities issued by a non-governmental entity, such as a trust or corporation. These securities include collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier then their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property. Investors may purchase beneficial interests in REMICs, which are known as "regular" interests, or "residual" interests, Guaranteed REMIC pass-through certificates ("REMIC Certificates") issued by Fannie Mae or FHLMC represent beneficial ownership interests in a REMIC trust consisting principally of mortgage loans or Fannie Mae. FHLMC or GNMA-guaranteed mortgage pass,,through certificates. For FHLMC REMIC Certificates, FHLMC guarantees the timely payment of interest, and also guarantees the payment of principal as payments are required to be made on the underlying mortgage participation certificates.

Stripped Mortgage-Backed Securities ("SMBs"): SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments and is thus termed an interest-only class ("IO"), while the other class may receive all of the principal payments and is thus termed the principal-only class ("PO"). The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of Pos. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities.

Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the scheduled payments of interest and principal on the underlying mortgages plus all unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed. FHLMC has in the past guaranteed only the ultimate collection of principal of the underlying mortgage loan; however, FHLMC now issues mortgage-backed securities (FHLMC Gold PCS) which also guarantee timely payment of monthly principal reductions. Government and private guarantees do not extend to the securities' value, which is likely to vary inversely with fluctuations in interest rates.

A Fund also may invest in parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date, but may be retired earlier. PAC Bonds are always parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

Municipal Securities

Municipal securities consist of (i) debt obligations issued by or on behalf of public authorities to obtain funds to be used for various public facilities, for refunding outstanding obligations, for general operating expenses, and for lending such funds to other public institutions and facilities, and (ii) certain private activity and industrial development bonds issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair, or improvement of privately operated facilities. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility; tolls from a toll bridge for example. The payment of principal and interest on private activity and industrial development bonds generally is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Municipal securities include both municipal notes and municipal bonds. Municipal notes include general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes, and construction loan notes. Municipal bonds include general obligation bonds, revenue or special obligation bonds, private activity and industrial development bonds.

A Fund's investments in any of the notes described above is limited to those obligations (i) rated in the highest two rating categories by an NRSRO or (ii) if not rated, of equivalent quality in the Advisor's judgment.

Municipal bonds must be rated in the highest four rating categories by an NRSRO at the time of investment or, if unrated, must be deemed by the Advisor to have essentially the same character-istics and quality as bonds rated in the above rating categories. The Advisor may purchase industrial development and pollution control bonds if the interest paid is exempt from federal income tax. These bonds are issued by or on behalf of public authorities to raise money to finance various privately-operated facilities for business and manufacturing, housing, sports, and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking facilities. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.

Obligations of Supranational Entities

Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World
Bank), African Development Bank, European Economic Community, European Investment Bank and Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

Options

A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

A Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to protect against an increase in the cost of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for a Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered put and call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When a Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at the strike price. which may be in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are illiquid.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its custodian bank consisting of cash or liquid assets in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

A Fund may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. All options written on indices must be covered. When a Fund writes an option on an index, it will establish a segregated account containing cash or liquid assets with its custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian are sufficient to constitute a segregated account.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund receives a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security. A Fund may choose to terminate an option position by entering into a closing transaction. The ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

Put and call options may be used by a Fund from time to time as the Advisor deems to be appropriate, except as limited by each Fund's investment restrictions. Options are not be used for speculative purposes. Among the strategies the Advisor may use are: protective puts on stocks owned by a Fund, buying calls on stocks a Fund is attempting to buy and writing covered calls on stocks a Fund owns.

A put option gives the purchaser of the option the right to sell, and the writer the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction". In order to close out an option position, a Fund may enter into a "closing transaction" -- the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened.

A Fund may buy protective put options from time to time on such portion of its assets as the Advisor determines is appropriate in seeking the Fund's investment objective. The advantage to the Fund of buying the protective put is that if the price of the stock falls during the option period, the Fund may exercise the put and receive the higher exercise price for the stock. However, if the security rises in value, the Fund will have paid a premium for the put which will expire unexercised.

A Fund may buy call options from time to time as the Advisor determines is appropriate in seeking the Fund's investment objective. The Fund may elect to buy calls on stocks that the Fund is trying to buy. The advantage of the Fund buying the fiduciary call is that if the price of the stock rises during the option period, the Fund may exercise the call and buy the stock for the lower exercise price. If the security falls in value, the Fund will have paid a premium for the call (which will expire worthless) but will be able to buy the stock at a lower price.

A Fund may write covered call options from time to time on such portion of its assets as the Advisor determines is appropriate in seeking the Fund's investment objective. The advantage to the Fund of writing covered call options is that the Fund receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

A Fund may write covered put and call options as a means of increasing the yield on its portfolio and as a means of providing limited protection against decreases in its market value. When a Fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Real Estate Investing

Investments in companies in the real estate industry may be subject to the risks associated with the direct ownership of real estate. These risks include: the cyclical nature of real estate values; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; demographic trends and variations in rental income; changes in zoning laws; casualty or condemnation losses; environmental risks; regulatory limitations on rents; changes in neighborhood values; related party risks; changes in the appeal of properties to tenants; increases in interest rates; and other real estate capital market influences. Generally, increases in interest rates increase the costs of obtaining financing, which could directly and indirectly decrease the value of a Fund's investments. A Fund's share price and investment return may fluctuate, and a shareholder's investment when redeemed may be worth more or less than its original cost. Certain of these securities that are issued by foreign companies may be subject to the risks associated with investing in foreign securities in addition to the risks associated with the direct ownership of real estate.

Real Estate Investment Trust (REITs)

REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the "Code"), or its failure to maintain exemption from registration under the 1940 Act. Rising interest rates may cause the value of the debt securities in which a Fund may invest to fall.
Conversely, falling interest rates may cause their value to rise. Changes in the value of portfolio securities does not necessarily affect cash income derived from these securities but will effect a Fund's net asset value.

Receipts

Receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks and brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is amortized over the life of the security, and such amortization will constitute the income earned on the security for both accounting and tax purposes. Because of these features, receipts may be subject to greater price volatility than interest paying U.S. Treasury obligations. Receipts include "Treasury Receipts" ("TRs"),

"Treasury Investment Growth Receipts" ("TIGRs"), and "Certificates of Accrual on Treasury Securities" ("CATS").

Repurchase Agreements

Repurchase agreements are agreements by which a person (e.g., a Fund) obtains a security and simultaneously commits to return the security to the seller (primary securities dealer recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by the Funds for purposes of their investment limitations. The repurchase agreements entered into by the Funds will provide that the underlying security at all times shall have a value at least equal to 100% of the resale price stated in the agreement (the Advisor monitors compliance with this requirement). Under all repurchase agreements entered into by the Funds, the custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Funds could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Funds may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Funds are treated as an unsecured creditors and required to return the underlying securities to the seller's estate.

Restraints on Investments by Money Market Funds

Investments by each Money Market Fund are subject to limitations imposed under rules by Money Market Funds adopted by the SEC. Under SEC rules, money market funds may acquire only obligations that present minimal credit risks and that are "eligible securities," which generally means they are rated, at the time of investment, by at least two NRSROs (one if it is the only organization rating such obligation) in one of the two short-term rating categories or, if unrated, determined to be of comparable quality. First tier securities are securities that are rated by at least two NRSROs (one if it is the only organization rating such securities) or an unrated security determined to be of comparable quality. Second tier securities are eligible securities that do not qualify as first tier securities. The Advisor will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. In addition, in the case of taxable money market funds, no more than the greater of 1% of the Fund's total assets or $1 million may be invested in second tier securities of any one issuer.

Restricted Securities

Restricted securities are securities (including those of foreign issuers) that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") absent an exemption from registration. Securities of foreign issuers may be restricted. Up to 10% of a Fund's assets may consist of restricted securities that are illiquid and the Advisor may invest up to an additional 5% of the total assets of a Fund in restricted securities, provided it determines that at the time of investment such securities are not illiquid (generally, an illiquid security cannot be disposed of within seven days in the ordinary course of business at its full value), based on guidelines and procedures developed and established by the Board of Trustees of the Trust. The Board of Trustees will periodically review such procedures and guidelines and will monitor the Advisor's implementation of such procedures and guidelines. Under these procedures and guidelines, the Advisor considers the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security and the nature of the security and of the marketplace trades.

Rights

Rights are instruments giving shareholders the right to purchase shares of newly issued common stock below the public offering price before they are offered to the public.

Securities Lending

Lending of portfolio securities is a common practice in the securities industry. A Fund will engage in security lending arrangements with the primary objective of increasing its income. For example, a fund may receive cash collateral and it may invest it in short-term, interest-bearing obligations, but will do so only to the extent that it will not lose the tax treatment available to mutual funds. Lending portfolio securities involves risks that the borrower may fail to return the securities or provide additional collateral. Also, voting rights with respect to the loaned securities may pass with the lending of the securities and efforts to call such securities promptly may be unsuccessful, especially for foreign securities. A Fund may loan portfolio securities to qualified broker-dealers or other institutional investors provided: (1) the loan is secured continuously by collateral consisting of U.S. government securities, letters of credit, cash or cash equivalents maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Fund may at any time call the loan and obtain the return of the securities loaned; and (3) the Fund will receive any interest or dividends paid on the loaned securities.

Securities loaned by a Fund pursuant to an agreement which requires collateral to secure the loan are not made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceed one-third of the value of a Fund's total assets (including the value of the collateral) taken at fair market value. A Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund normally pays lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. Loans are made only to borrowers deemed by the Advisor to be of good standing and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use an affiliate of the Advisor as a broker in these transactions.

Short Sales

Selling securities short involves selling securities the seller (e.g., a Fund) does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of the replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

A Fund may sell securities short "against the box." A short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities that are sold short.

A Fund may also maintain short positions in forward currency exchange transactions, in which the Funds agree to exchange currency that does not own at that time for another currency at a future date and specified price in anticipation of a decline in the value of the currency sold short relative to the currency that the Fund has contracted to receive in the exchange. To ensure that any short position of a Fund is not used to achieve leverage, the Fund establishes with its custodian a segregated account consisting of cash or liquid assets equal to the fluctuating market value of the currency as to which any short position is being maintained.

Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian are sufficient to constitute a segregated account.

Sovereign Debt Securities

Sovereign debt securities are debt securities issued by various foreign governmental issuers. Investing in fixed and floating rate foreign sovereign debt securities will expose a Fund to the direct or indirect consequences of political, social or economic changes in the countries that issue the securities. The ability and willingness of sovereign obligors in developing and emerging market countries or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which a Fund may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate or trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole and its government's policy towards the International Monetary Fund, the World Bank and other International agencies.

The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports would be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service it external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned to the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitment to lend funds which may further impair the obligor's ability or willingness to timely service its debts.

Standby Commitments or Puts

Securities subject to standby commitments or puts permit the holder thereof to sell the securities at a fixed price prior to maturity. Securities subject to a standby commitment or put may be sold at any time at the current market price. However, unless the standby commitment or put was an integral part of the security as originally issued, it may not be marketable or assignable; therefore, the standby commitment or put would only have value to the Fund owning the security to which it relates. In certain cases, a premium may be paid for a standby commitment or put, which premium has the effect of reducing the yield otherwise payable on the underlying security.

The Advisor has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when they can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally called a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in municipal securities. The Funds reserve the right to engage in put transactions. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Funds will limit their put transactions to institutions which the Advisor believes present minimal credit risks, and the Advisor will use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Fund would be general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

Securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Fund, the Fund could sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that the Fund may purchase subject to a put, but the amount paid directly or indirectly for puts which are not integral parts of the security as originally issued which are held by the Fund will not exceed 1/2 of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the dollar-weighted average maturity of the Fund including such securities, the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

STRIPS

Separately traded interest and principal securities ("STRIPS") are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Advisor will purchase only STRIPS that it determines are liquid or, if illiquid, that do not violate the Fund's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7, the Advisor will purchase for Money Market Funds only STRIPS that have a remaining maturity of 397 days or less. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Advisor will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights and of deviations in the value of shares of the Money Market Funds.

Swaps, Caps, Floors and Collars

Interest rate swaps, mortgage swaps, currency swaps and other types of swap agreements such as caps, floors and collars are designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio, and to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specific period of time. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risk assumed. As a result, swaps can be highly volatile and have a considerable impact on a Fund's performance. Swap agreements are subject to risks related to the counterparty's ability to perform, and may decline in value if the counterparty's creditworthiness deteriorates. A Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. Any obligation a Fund may have under these types of arrangements are covered by setting aside cash or liquid assets in a segregated account. A Fund enters into swaps only with counterparties believed to be creditworthy.

In a typical cap or floor agreement, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specific interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor. In swap agreements, if a Fund agrees to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investment and their share price and yield. Swap agreements will tend to shift a Fund's investment exposure from one type of investment to another. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investment and their share price and yield.

Unit Investment Trusts

A unit investment trust ("UIT") is a type of investment company. Investments in UITs are subject to regulations limiting a Fund's acquisition of investment company securities. Standard and Poor's Depositary Receipts ("SPDRs") DIAMONDS, MDYs and similar investments are interests in UITs that may be obtained directly from the UIT or purchased in the secondary market. SPDRs consist of a portfolio of securities substantially similar to the component securities of the Standard and Poor's 500 Composite Stock Price Index. DIAMONDS and MDYs consist of a portfolio of securities substantially similar to the component securities of the Dow Jones Industrial Average and of the Standard and Poor's MidCap 400 Index, respectively.

The price of a UIT interest is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a UIT interest is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for UITs is based on a basket of stocks. Disruptions in the markets for the securities underlying UITs purchased or sold by a Fund could result in losses on UITs. Trading in UITs involves risks similar to those risks, described above under "Options," involved in the writing of options on securities.

Interests in UITs are not individually redeemable, except upon termination of the UIT. To redeem, a Fund must accumulate a certain amount of UIT interests. The liquidity of small holdings of UITs, therefore, depends upon the existence of a secondary market. Upon redemption of a UIT interest, a Fund receives securities and cash identical to the deposit required of an investor wishing to purchase a UIT interest that day.

U.S. Government Agency Obligations

Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Fannie Mae securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

U.S. Treasury Obligations

U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury, as well as separately traded interest and principal component parts of such obligations, known as "Separately Traded Registered Interest and Principal Securities" ("STRIPS"), that are transferable through the Federal book-entry system.

Variable Amount Master Demand Notes

Variable amount master demand notes may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Trust, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes. It is not generally contemplated that such instruments will be traded.

Warrants

Warrants are instruments giving holders the right, but not the obligation, to buy shares of a company at a given price usually higher than the market price at the time of issuance during a specified period.

When-Issued Securities

When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Fund before settlement. These securities are subject to market fluctuations due to changes in market interest rates, and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.
When investing in when-issued securities, a Fund will not accrue income until delivery of the securities and will invest in such securities only for purposes of actually acquiring the securities and not for the purpose of leveraging.

The when-issued securities are subject to market fluctuation, and the purchaser accrues no interest on the security during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment.

The Funds segregate cash or liquid assets in an amount at least equal in value to the Funds' commitments to purchase when-issued securities. If the value of these assets declines, the Funds place additional liquid assets aside on a daily basis so that the value of the assets set aside is equal to the amount of such commitments. Consequently, the Funds do not use such purchases for leveraging. Whenever a Fund is required to establish a segregated account, notations on the books of the Trust's custodian are sufficient to constitute a segregated account.

Zero Coupon Obligations

Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligations increases over time to reflect the interest accreted. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

INVESTMENT LIMITATIONS

Each Fund has adopted certain investment limitations which are fundamental and may not be changed without approval by a majority vote of the Fund's outstanding shares. The term

"majority of the Fund's outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

No Fund may:

1. Underwrite securities issued by others, except to the extent that a Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of shares of the Fund.

2. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described below or as permitted by rule, regulation or order of the SEC.

3. Borrow money, except that a Fund (a) may borrow money for temporary or emergency purposes in an amount not exceeding 5% of the Fund's total assets determined at the time of the borrowing and (b) may borrow money from banks or by engaging in reverse repurchase agreements. Asset coverage of at least 300% is required for all borrowings, except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.

4. Purchase or sell real estate or physical commodities, unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from investing in securities or other instruments either issued by companies that invest in real estate, backed by real estate or securities of companies engaged in the real estate business).

No Equity, Fixed Income or Balanced Fund may:

1. Purchase securities of any issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) if as a result more than 5% of the total assets of the Fund would be invested in the securities of such issuer or more than 10% of the outstanding voting securities of such issuer would be owned by the Fund. This restriction applies to 75% of the Fund's assets, and does not apply to the Latin America Equity, International Fixed Income or Real Estate Funds.

2. Purchase securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, repurchase agreements involving such securities, and, with respect to the Real Estate Fund, investments in the real estate industry) if, as a result, more than 25% of the total assets of the Fund are invested in the securities of one or more issuers whose principal business activities are in the same industry.

3. Make loans, except as permitted by the 1940 Act, and the rules and regulations thereunder.

No Money Market Fund may:

1. Purchase securities of any issuer if, as a result, the Fund would violate the diversification provisions of Rule 2a-7 under the 1940 Act.

2. Purchase securities of any issuer if, as a result, more than 25% of the total assets of the Fund are invested in the securities of one or more issuers whose principal business activities are in the same industry or securities the interest upon which is paid from revenue of similar type industrial development projects, provided that this limitation does not apply to: (i) investment in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities or in repurchase agreements involving such securities; (ii) obligations issued by domestic branches of U.S. banks or U.S. branches of foreign banks subject to the same regulations as U.S. banks; or (iii) tax-exempt securities issued by government or political subdivisions of governments.

3. Make loans, except as permitted by the 1940 Act, and the rules and regulations thereunder.

The foregoing percentages (except for the limitation on illiquid securities below) apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

NON-FUNDAMENTAL POLICIES

No Fund may invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund's net assets (except for all Money Market Funds for which the limit is 10% of net assets).

For purposes of the Latin America Equity Fund's investment policies, Latin American issuers means companies organized in, or for which the principal securities trading market is in Latin America and (ii) companies, wherever organized, that, in one of the last two fiscal years derived more than 50% of their annual revenues or profits from goods produced, sales made or services performed in Latin America.

For purposes of the Real Estate Fund's investment policies, a company is "principally engaged" in the real estate industry if (i) it derives at least 50% of its revenues or profits from the ownership, construction, management, financing, or sale of residential, commercial, or industrial real estate, or
(ii) it has at least 50% of the fair market value of its assets invested in residential, commercial, or industrial real estate. Companies in the real estate industry may include, but are not limited to, REITs or other securitized real estate investments, master limited partnerships that are treated as corporations for Federal income tax purposes and that invest in interests in real estate, real estate operating companies, real estate brokers or developers, financial institutions that make or service mortgages, and companies with substantial real estate holdings, such as lumber and paper companies, hotel companies, residential builders and land-rich companies.

A Fund may enter into futures contract transactions only to the extent that obligations under such contracts represent less than 20% of the Fund's assets. The aggregate value of option positions may not exceed 10% of a Fund's net assets as of the time such options are entered into by a Fund.

MANAGEMENT OF THE FUND

TRUSTEES AND OFFICERS OF THE TRUST

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees have approved contracts under which certain companies provide essential management, administrative and other services to the Trust. The Trustees and executive officers of the Trust and their principal occupations for the last five years are set forth below.

TIMOTHY J. LEACH (8/28/55) -- Chairman of the Board of Trustees, President and Chief Executive Officer**-- Since February 1998, President, Chief Executive Officer and Director of ABN AMRO Asset Management (USA) Inc., 208 S. LaSalle Street, Chicago, Illinois 60604. President and Chief Executive Officer of ABN AMRO Fund Services, Inc. President and Chief Investment Officer of Qualivest Capital Management, Inc., March 1994 - February 1998.

ARNOLD F. BROOKSTONE (4/8/30) -- Trustee -- 950 N. Michigan Avenue, Chicago, Illinois 60611. Retired. Executive Vice President, Chief Financial Officer and Planning Officer of Stone Container Corporation [principal business to be inserted], 1991-1995. Senior Vice President, Chief Financial Officer and Planning Officer of Stone Container Corporation since 1981.

WILLIAM T. SIMPSON (7/26/27) -- Trustee -- 1318 Navajo Court, Louisville, Kentucky. Consultant, PNC Bank of Kentucky (formerly Citizens Fidelity Bank and Trust company) (a state chartered bank) since 1992.

ROBERT FIETLER (11/19/30) -- Trustee -- 179 East Lake Shore Drive, Chicago, Illinois 60601. Chairman of Executive Committee, Board of Directors, Weyco Group, Inc.[principal business to be inserted], since 1996. President and Director, Weyco Group, Inc., 1968-1996.

RICHARD A. FRODSHAM (3/23/40) -- Executive Vice President** -- Since October 1997, Executive Vice President and Director of Marketing and Administration of ABN AMRO Asset Management (USA) Inc., 208 S. LaSalle Street, Chicago, Illinois 60604. President of LaSalle Street Capital Management, Ltd., January 1997 - September 1997. Senior Vice President of ABN AMRO Incorporated (formerly, ABN AMRO Chicago Corporation, formerly, The Chicago Corporation), January 1994 - Present.

MICHAEL T. CASTINO (8/10/62) -- Vice President** -- Since July 1997, Vice President, Fund Marketing, of ABN AMRO Asset Management (USA) Inc., 208 S. LaSalle Street, Chicago, Illinois 60604. Assistant Vice President, Rembrandt Product Manager of LaSalle National Bank (formerly, LaSalle National Trust, N.A.), mid-1995 - July 1997. Director of Fund Marketing, Kemper Financial Services, Inc., 1991 - mid-1995.

MARTHA CLEMONS (12/9/64) -- Vice President and Secretary** -- Since February 1998, Vice President, Secretary and Chief Counsel of ABN AMRO Asset Management
(USA) Inc., 208 S. LaSalle Street, Chicago, Illinois 60604. Secretary of ABN AMRO Fund Services, Inc. Attorney, Securities and Exchange Commission, August 1991 - January 1998.

KATHRYN L. MARTIN (10/23/57) -- Vice President** -- Since March 1998, Senior Vice President, Director of Compliance of ABN AMRO Asset Management (USA) Inc., 208 S. LaSalle Street, Chicago, Illinois 60604. Vice President, ABN AMRO Asset Management (USA) Inc. (formerly, LaSalle Street Capital Management, Ltd.), June 1995 - March 1998. Assistant Vice President, LaSalle Street Capital Management, Ltd. (formerly, Chemical Investment Group), October 1989 - June 1995.

LAURIE LYNCH (8/3/61) -- Vice President** -- Since August 1997, Marketing Associate, Fund Marketing of ABN AMRO Asset Management (USA) Inc., 208 S. LaSalle Street, Chicago, Illinois 60604. Executive Assistant, LaSalle Street Capital Management, Ltd., April 1996-August 1997. Municipal Underwriting Assistant, Fidelity Capital Markets, August 1994-April 1996. Office Administrator, The Choice for Staffing, mid-1992-August 1994.

ANN WEIS (2/5/62) -- Vice President** -- Since December 1997, Vice President, Chief of Administration of ABN AMRO Asset Management (USA) Inc., 208 S. LaSalle Street, Chicago, Illinois 60604. Assistant Vice President, ABN AMRO Asset Management (USA) Inc., February 1997-December 1997. From September 1981 to February 1997, she held accounting and operations positions at LaSalle Street Capital Management, Ltd. (formerly, Chemical Investment Group and Investment and Capital Management).

COLEEN DOWNS DINNEEN (12/16/60) -- Vice President and Assistant Secretary -- Counsel, Mutual Fund Legal Division, First Data Investor Services Group, Inc., 53 State Street, Boston, Massachusetts 02109 since 1997. Vice-President, Scudder, Stevens & Clark, Inc (an investment management firm). (1989-1996).

TERESA M.R. HAMLIN (12/9/63) -- Vice President and Assistant Secretary -- Counsel, Mutual Fund Legal Division, First Data Investor Services Group, Inc., 53 State Street, Boston, Massachusetts 02109 since 1995. Prior to that time, she was a paralegal manager with The Boston Company Advisors, Inc.

MICHAEL C. KARDOK (      ) -- Treasurer -- Since ______________, _____________
of __________________.

DIANA TARNOW (11/16/62) -- Vice President and Assistant Treasurer -- Since 1997, Vice President, Vice President, Treasury Department of First Data Investor Services Group, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581. Prior to that time, she was Vice President of Financial Reporting and Tax. From 1989 to 1994, Ms. Tarnow served as Vice President of Financial Reporting and Tax with The Boston Company Advisors, Inc.

JEFFREY MARSHALL (      ) -- Vice President and Assistant Treasurer -- Since
______, ____________ of First Data Investor Services Group, Inc., 53 State Street, Boston, Massachusetts 02109.

THERESE M. HOGAN (2/27/62) -- Vice President and Assistant Treasurer -- Manager (State Regulation) of First Data Investor Services Group, Inc., 53 State Street, Boston, Massachusetts 02109 since June 1994. For more than eight years prior thereto, a paralegal at Robinson & Cole in Hartford, Connecticut.

KAREN DEPOUTOT (10/7/66) -- Assistant Treasurer -- Director of Mutual Fund Treasury and Assistant Treasurer for First Data Investor Services Group, Inc. since June 1994. Prior to June 1994, Ms. Depoutot was a Senior Treasury Analyst at The New England and an Assistant Vice President in the Mutual Fund Accounting Department at The Boston Company Advisors, Inc.

JOHN H. GRADY, JR. (6/1/61) -- Assistant Secretary -- 1800 M Street, N.W. Washington, DC 20036. Partner, Morgan, Lewis & Bockius LLP (law firm) since 1995; Associate, Morgan, Lewis & Bockius LLP, 1993-1995.

RICHARD W. GRANT (10/25/45) -- Assistant Secretary -- 2000 One Logan Square, Philadelphia, Pennsylvania 19103-6993. Partner, Morgan, Lewis & Bockius LLP (law firm) since 1989.

------------------
** This person is an "affiliated person" of both the Advisor and the Trust, as the term is defined in the 1940 Act.

For the fiscal year ended December 31, 1998, the Trustees received the following compensation:

===================================================================================================
                                                                                Total Compensation
                            Aggregate         Pension or                        from Registrant and
                          Compensation        Retirement         Estimated       Fund Complex Paid
                         From Registrant   Benefits Accrued   Annual Benefits    to Directors for
   Name of Person,       for Fiscal Year   as Part of Fund         Upon          Fiscal Year Ended
      Position             Ended 1998          Expenses         Retirement             1998
---------------------------------------------------------------------------------------------------
Arnold F. Brookstone,        $_____              N/A                N/A         $______ for service
Trustee                                                                         on one board
===================================================================================================

========================================================================================================
                                                                                     Total Compensation
                           Aggregate           Pension or                            from Registrant and
                         Compensation          Retirement           Estimated         Fund Complex Paid
                        From Registrant     Benefits Accrued     Annual Benefits      to Directors for
  Name of Person,       for Fiscal Year     as Part of Fund           Upon            Fiscal Year Ended
     Position             Ended 1998            Expenses           Retirement               1998
--------------------------------------------------------------------------------------------------------
William T. Simpson,         $_____                N/A                  N/A           $______ for service
Trustee                                                                              on one board
--------------------------------------------------------------------------------------------------------
John A. Wing,                None                 N/A                  N/A                  None
Trustee
--------------------------------------------------------------------------------------------------------
Robert Fietler,               N/A                 N/A                  N/A                   N/A
Trustee
--------------------------------------------------------------------------------------------------------
Timothy Leach,               None                 N/A                  N/A                  None
Trustee
========================================================================================================

The Trust pays the fees for unaffiliated Trustees. Officers and affiliated Trustees are not compensated by the Trust.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

5% AND 25% SHAREHOLDERS [TO BE UPDATED]

As of ____________, the Trustees and officers of the Trust owned less than 1% of the outstanding shares of the Trust.

As of [March 31,] 1999, the following persons were the only persons who were record owners (or to the knowledge of the Trust, beneficial owners) of 5% or 25% or more of the shares of the Funds. Persons who owned of record or beneficially more than 25% of a Fund's outstanding shares may be deemed to control the Fund within the meaning of the 1940 Act. The Trust believes that most of the shares of the Common Class shares of the Funds were held for the record owner's fiduciary, agency or custodial customers.

                          TREASURY MONEY MARKET FUND

LaSalle National Bank
Attn: Demand Note Desk
P.O. Box 1443
Chicago, IL 60690-1443

                          GOVERNMENT MONEY MARKET FUND

LaSalle National Bank
Attn: Income Collection
P.O. Box 1443
Chicago, IL 60690-1443

LaSalle National Bank
P.O. Box 1443
Chicago, IL 60609-1443

ABN AMRO Incorporated
Attn: Control Department
208 S. LaSalle St.
Chicago, IL 60604-1001

                               MONEY MARKET FUND

LaSalle National Bank
Attn: Income Collection
P.O. Box 1443
Chicago, IL 60690-1443

ABN AMRO Incorporated
Attn: Control Department
208 S. LaSalle St.
Chicago, IL 60604-1001

                          TAX-EXEMPT MONEY MARKET FUND

LaSalle National Bank
P.O. Box 1443
Chicago, IL 60690-1443

ABN AMRO Incorporated
Attn: Control Department
208 S. LaSalle St.
Chicago, IL 60604-1001

                               FIXED INCOME FUND

LaSalle National Bank
P.O. Box 1443
Chicago, IL 60690-1443

LaSalle National Bank
P.O. Box 1443
Chicago, IL 60609-1443

                   INTERMEDIATE GOVERNMENT FIXED INCOME FUND

LaSalle National Bank
P.O. Box 1443
Chicago, IL 60690-1443

LaSalle National Bank
P.O. Box 1443
Chicago, IL 60690-1443

                          TAX-EXEMPT FIXED INCOME FUND

LaSalle National Bank
P.O. Box 1443
Chicago, IL 60690-1443

                        INTERNATIONAL FIXED INCOME FUND

LaSalle National Bank
P.O. Box 1443
Chicago, IL 60690-1443

                                   VALUE FUND

LaSalle National Bank
P.O. Box 1443
Chicago, IL 60690-1443

LaSalle National Bank
P.O. Box 1443
Chicago, IL 60690-1443

                                  GROWTH FUND

LaSalle National Bank
P.O. Box 1443
Chicago, IL 60690-1443

LaSalle National Bank
P.O. Box 1443
Chicago, IL 60690-1443

                             SMALL CAP GROWTH FUND

LaSalle National Bank
P.O. Box 1443
Chicago, IL 60690-1443

LaSalle National Bank
P.O. Box 1443
Chicago, IL 60690-1443

                           INTERNATIONAL EQUITY FUND

LaSalle National Bank
P.O. Box 1443
Chicago, IL 60690-1443

LaSalle National Bank
P.O. Box 1443
Chicago, IL 60690-1443

                               ASIAN TIGERS FUND

LaSalle National Bank
P.O. Box 1443
Chicago, IL 60690-1443

LaSalle National Bank
P.O. Box 1443
Chicago, IL 60690-1443

                                 BALANCED FUND

LaSalle National Bank
P.O. Box 1443
Chicago, IL 60690-1443

LaSalle National Bank
P.O. Box 1443
Chicago, IL 60690-1443

                           LATIN AMERICA EQUITY FUND

LaSalle National Bank

P.O. Box 1443
Chicago, IL 60690-1443

                               REAL ESTATE FUND

ABN AMRO Incorporated
Attn: Bill Thiel
208 S. LaSalle Street
Chicago, IL 60604-1001

ABN AMRO Incorporated
Attn: Mutual Fund Operations
208 S. LaSalle Street
Chicago, IL 60604-1001

ABN AMRO Incorporated
Attn: Mutual Fund Operations
208 S. LaSalle Street
Chicago, IL 60604-1001

INVESTMENT ADVISORY AND OTHER SERVICES

THE ADVISOR

The Trust and ABN AMRO Asset Management (USA) Inc., 208 South LaSalle Street, Chicago, Illinois 60604 (the "Advisor"), have entered into an advisory agreement (the "Advisory Agreement"). The Advisory Agreement provides that the Advisor shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisor is a direct, wholly-owned subsidiary of ABN AMRO Capital Markets Holding, Inc., which is an indirect, wholly-owned subsidiary of ABN AMRO Holding N.V., a Netherlands company. The Administrator and Advisor are affiliated and under the common control of ABN AMRO Holding N.V.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Advisor, or by the Advisor on 90 days' written notice to the Trust.

For the fiscal years ended December 31, 1996, 1997, and 1998, the Funds paid the following advisory fees:


                            Net Fees Paid                   Fees waived
                     ----------------------------  ----------------------------

       Fund             1996        1997     1998    1996         1997     1998
===============================================================================
Treasury Money       $  291,794  $  374,682        $235,779    $  301,942
Market Fund
-------------------------------------------------------------------------------
Government           $  448,001  $  497,187        $      0    $        0
Money Market
Fund
-------------------------------------------------------------------------------
Money Market         $1,138,578  $1,386,860        $853,933    $1,040,154
Fund
-------------------------------------------------------------------------------
Tax-Exempt           $  318,245  $  484,301        $275,379    $  413,335
Money Market
Fund
-------------------------------------------------------------------------------
Fixed Income         $  625,690  $  670,250        $125,138    $  134,049
Fund
-------------------------------------------------------------------------------
Intermediate         $  334,912  $  268,185        $ 66,982    $   53,637
Government
Fixed Income
Fund
-------------------------------------------------------------------------------
Tax-Exempt           $  218,761  $  194,948        $ 56,636    $   43,866
Fixed Income
Fund
-------------------------------------------------------------------------------
International        $  140,609  $  136,701        $      0    $        0
Fixed Income
Fund
-------------------------------------------------------------------------------
Limited                  *           *                *            *
Volatility Fixed
Income Fund
-------------------------------------------------------------------------------
Value Fund           $1,170,294  $1,620,699        $      0    $        0
-------------------------------------------------------------------------------
Growth Fund          $  723,113  $  972,369        $      0    $        0
-------------------------------------------------------------------------------
Small Cap            $  235,012  $  319,968        $      0    $        0
Growth Fund
-------------------------------------------------------------------------------
Small Cap Value          *           *                *            *
Fund
-------------------------------------------------------------------------------
International        $  886,424  $  972,268        $      0    $        0
Equity Fund
-------------------------------------------------------------------------------
TransEurope              *           *                *            *
Fund
===============================================================================


                         Net Fees Paid                         Fees Waived
                   ------------------------------     -----------------------------
       Fund             1996        1997     1998    1996      1997        1998
===================================================================================

Asian Tigers         $312,823    $393,065            $0         $0
 Fund
-----------------------------------------------------------------------------------
Latin America        $ 44,270    $259,452            $0         $0
 Equity Fund
-----------------------------------------------------------------------------------
Real Estate Fund       *         $     57             *         $25
-----------------------------------------------------------------------------------
Balanced Fund        $391,615    $466,334            $0         $0
===================================================================================

     *   Not in operation during the period.

[disclosure regarding credits, expense limitations and allocation method to be added]

DISTRIBUTION AND SHAREHOLDER SERVICING

First Data Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of First Data Corporation, 4400 Computer Drive, Westborough, Massachusetts 01581, and the Trust are parties to a distribution agreement (the "Distribution Agreement") dated March 2, 1998. The Distribution Agreement shall be reviewed and ratified at least annually (i) by the Trustees or by the vote of a majority of the outstanding shares of the Trust, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Distribution Agreement or "interested persons" (as defined in the 1940 Act) of any party to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate in the event of any assignment, as defined in the 1940 Act, and is terminable with respect to a particular Fund on not less than 60 days' notice by the Trustees, by vote of a majority of the outstanding shares of such Fund or by the Distributor. Under the Distribution Agreement, the Distributor has agreed to use its best efforts in connection with the distribution of Fund shares. Fund shares are offered continuously.

Rule 12b-1 Plan

The Trust has adopted a distribution plan for the Investor Shares of each Fund (the "Distribution Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 regulates the circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Distribution Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" of the Trust or the Distributor, as that term is defined in the 1940 Act ("Disinterested Trustees"). The Distribution Plan requires that quarterly written reports of amounts spent under the Distribution Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. In accordance with Rule 12b-1 under the 1940 Act, the Distribution Plan may be terminated with respect to any Fund by a vote of a majority of the Disinterested Trustees, or by a vote of a majority of the outstanding shares of that Fund. The

Distribution Plan may be amended by vote of the Trust's Board of Trustees, including a majority of the Disinterested Trustees, cast in person at a meeting called for such purpose, except that any change that would effect a material increase in any distribution fee with respect to a Fund requires the approval of that Fund's shareholders. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Disinterested Trustees.

The Distribution Plan provides for payments to the Distributor at an annual rate of .25% of the Investor Shares average daily net assets. This ongoing distribution fee is calculated on each Fund's aggregate average daily net assets attributable to its Investor Shares. From this amount, the Distributor may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, and investment counselors, broker-dealers, and the Distributor's affiliates and subsidiaries as compensation for services, reimbursement of expenses incurred in connection with distribution assistance, or provision of shareholder services. The Distribution Plan is characterized as a compensation plan and is not directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may therefore be higher or lower than its actual expenses.

Prior to March 2, 1998, Rembrandt Financial Services Company ("RFS"), Oaks, Pennsylvania 19456, served as the Trust's distributor. RFS is a wholly-owned subsidiary of SEI Financial Services Company.

For the fiscal year ended December 31, 1998, the Funds paid the following amounts pursuant to the Distribution Plan:

=====================================================================
                                             Distribution Amount Paid
                   Fund                                1998
---------------------------------------------------------------------

Treasury Money Market Fund                              $
---------------------------------------------------------------------
Government Money Market Fund                            $
---------------------------------------------------------------------
Money Market Fund                                       $
---------------------------------------------------------------------
Tax-Exempt Money Market Fund                            $
---------------------------------------------------------------------
Fixed Income Fund                                       $
---------------------------------------------------------------------
Intermediate Government Fixed Income Fund               $
---------------------------------------------------------------------
Tax-Exempt Fixed Income Fund                            $
---------------------------------------------------------------------
International Fixed Income Fund                         $
---------------------------------------------------------------------
Limited Volatility Fixed Income Fund                    *
---------------------------------------------------------------------
Value Fund                                              $
---------------------------------------------------------------------
Growth Fund                                             $
---------------------------------------------------------------------
Small Cap Growth Fund                                   $
---------------------------------------------------------------------
Small Cap Value Fund                                    $
=====================================================================

================================================================================
                                             Distribution Amount Paid
                   Fund                                1998
================================================================================

International Equity Fund                               $
--------------------------------------------------------------------------------
TransEurope Fund                                        *
--------------------------------------------------------------------------------
Real Estate Fund                                        *
--------------------------------------------------------------------------------
Asian Tigers Fund                                       $
--------------------------------------------------------------------------------
Latin America Equity Fund                               *
--------------------------------------------------------------------------------
Balanced Fund                                           $
================================================================================

*  Not in operation during the period.

The distribution-related services that may be provided under the Distribution Plan include: incremental printing costs for reports, prospectuses, notices and similar materials; advertising; cost of preparing, printing, and distributing literature used in connection with the offering of shares; and expenses incurred in the promotion and sale of shares. Certain state securities laws may require those financial institutions providing such distribution services to register as dealers pursuant to state law.

Except to the extent that the Administrator or Advisor benefitted through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no "interested person" of the Trust or any Trustee of the Trust who is not an "interested person" of the Trust had a direct or indirect financial interest in the operation of the Distribution Plan or related agreements.

Shareholder Servicing Plan

The Trust has adopted a shareholder servicing plan for the Investor Shares of each Fund (the "Shareholder Servicing Plan"). Under the Shareholder Servicing Plan, the Trust pays a fee of .25% of the average daily net assets of the Investor Shares. This fee is paid to the Distributor to perform, or to compensate other service providers for performing, the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; sub-accounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchase, exchange and redemption orders; and processing dividend payments. The Distributor may voluntarily waive all or a portion of its shareholder servicing fee, and may discontinue its waiver at any time.

It is possible that an intermediary may offer different classes of shares to its customers and differing services to the classes, and thus receive compensation with respect to different classes. Intermediaries also may charge separate fees to their customers.

The Funds may use the Distributor as a broker for the Funds' portfolio transactions. The Distributor may receive compensation for its brokerage services.

THE ADMINISTRATOR AND SUB-ADMINISTRATOR

ABN AMRO Fund Services, Inc. (the "Administrator") serves as the Administrator for the Trust. The Administrator is an affiliate of the Advisor and both are under common control of ABN AMRO Holding N.V., a Netherlands company. As Administrator, it provides the Trust with administrative services, including oversight and monitoring of the sub-administrator, transfer agent, distributor and custodian. The Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets of the Fund.

Under the Administration Agreement: (i) the Administrator is entitled to receive a fee at an annual rate of 0.15% of the average daily net assets of the Funds; (ii) the Trust may withhold a portion of this fee in the event that the Administrator fails to perform its duties according to the performance standards as set forth in the Agreement; and (iii) the Trust agreed to pay the Administrator $1,500,000 if the Trust terminates the Agreement within the first year and $750,000 if the Trust terminates the Agreement in the second year.

The Administrator, a Delaware corporation, has its principal business offices at 208 South LaSalle Street, Chicago, Illinois 60604. ABN AMRO Holding N.V. and its subsidiaries and affiliates, including the Administrator, are global providers of financial services, including banking and investment management.

Prior to March 2, 1998, SEI Fund Resources (SEI) served as the Trust's administrator. SEI, a Delaware business trust, has its principal offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in SEI.

First Data Investor Services Group, Inc. serves as the Sub-Administrator for the Trust. As Sub-Administrator it provides the Trust with sub-administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. Compensation for these services is paid under a Sub-Administrative and Fund Accounting Agreement with the Administrator.

Under the Sub-Administration Agreement: (i) the Sub-Administrator is entitled to receive a fee at an annual rate of 0.15% of the average daily net assets of the Funds; (ii) the Administrator may withhold a portion of this fee in the event that the Sub-Administrator fails to perform its duties according to the performance standards as set forth in the Agreement; and (iii) the Administrator agreed to pay the Sub-Administrator $1,500,000 if the Administrator terminates the Agreement within the first year and $750,000 if the Administrator terminates the Agreement in the second year.

From March 2, 1998 until June 30, 1998, Investor Services Group served as the Trust's administrator. Investor Services Group, a Massachusetts corporation, has its principal offices at

4400 Computer Drive, Westborough, Massachusetts 01581. First Data Corporation and its subsidiaries and affiliates, including Investor Services Group, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers.

For the fiscal years ended December 31, 1996, 1997, and 1998, the Funds paid the following administrative fees:

================================================================================
                                                        Net Fees Paid
                                             -----------------------------------
                  Fund                         1996        1997        1998
================================================================================
Treasury Money Market Fund                   $226,103    $135,486
--------------------------------------------------------------------------------
Government Money Market Fund                 $336,001    $176,620
--------------------------------------------------------------------------------
Money Market Fund                            $853,933    $435,763
--------------------------------------------------------------------------------
Tax-Exempt Money Market Fund                 $254,410    $180,324
--------------------------------------------------------------------------------
Fixed Income Fund                            $187,707    $201,074
--------------------------------------------------------------------------------
Intermediate Government Fixed Income Fund    $100,473    $ 80,456
--------------------------------------------------------------------------------
Tax-Exempt Fixed Income Fund                 $ 68,849    $ 59,704
--------------------------------------------------------------------------------
International Fixed Income Fund              $ 26,364    $ 25,631
--------------------------------------------------------------------------------
Limited Volatility Fixed Income Fund             *           *
--------------------------------------------------------------------------------
Value Fund                                   $219,430    $303,868
--------------------------------------------------------------------------------
Growth Fund                                  $135,584    $182,319
--------------------------------------------------------------------------------
Small Cap Growth Fund                        $ 44,065    $ 59,994
--------------------------------------------------------------------------------
Small Cap Value Fund                             *           *
--------------------------------------------------------------------------------
International Equity Fund                    $132,965    $145,840
--------------------------------------------------------------------------------
TransEurope Fund                                 *           *
--------------------------------------------------------------------------------
Asian Tigers Fund                            $ 46,924    $ 58,960
--------------------------------------------------------------------------------
Latin America Equity Fund                    $  6,640    $ 38,918
--------------------------------------------------------------------------------
Real Estate Fund                                 *       $     12
--------------------------------------------------------------------------------
Balanced Fund                                $ 83,917    $ 99,929
================================================================================

* Not in operation during the period.


THE TRANSFER AGENT

The Trust and First Data Investor Services Group (the "Transfer Agent"), 3200 Horizon Drive, King of Prussia, Pennsylvania 19406-0549, a wholly-owned subsidiary of First Data Corporation, have entered into a transfer agency agreement (the "Transfer Agency Agreement") dated May 11, 1998. Under the Transfer Agency Agreement, the Transfer Agent is entitled to receive fees for its services, which may be reduced in the event that the Transfer Agent fails to meet certain performance standards set forth in the Agreement. Under the Agreement, the Trust agreed to pay the Transfer Agent $1,500,000 if the Trust terminates the Agreement within the first year and $750,000 if it terminates the Agreement during the second year.

THE CUSTODIAN

The Chase Manhattan Bank, 270 Park Avenue, New York, New York 10017, acts as custodian of the Trust. The Custodian holds cash, securities, and other assets of the Trust as required by the Investment Company Act of 1940.

COUNSEL AND AUDITORS

Morgan, Lewis & Bockius LLP serves as counsel to the Trust. Ernst & Young LLP serves as the independent auditors of the Trust.

BROKERAGE ALLOCATION AND OTHER PRACTICES

PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of trans actions in portfolio securities. Subject to policies established by the Trustees, the Advisor is responsible for placing the orders to execute transactions for the Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Advisor generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. The Advisor usually deals directly with the dealers who make a market in the securities, unless better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

TRADING PRACTICES AND BROKERAGE

The Advisor selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of their judgment of the professional capability of the brokers or dealers to provide the service. The primary consideration is to have brokers or dealers execute transactions at best price and execution. Best price and execution refer to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate out of all commission business generated by all of the Funds (and any other accounts under management by the Advisor), brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Advisor in connection with their investment decision-making process with respect to one or more funds and accounts managed by them, and may not be used exclusively with respect to a fund or account generating the brokerage business.

As provided in the Securities Exchange Act of 1934 (the "1934 Act"), higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

The Advisor may place a combined order for two or more accounts or Funds engaged in the purchase or sale of the same security if, in their judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or Fund. It is believed that an ability to participate in volume transactions will generally be beneficial to the accounts and Funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or Fund may obtain, it is the opinion of the Advisor and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds may place orders with broker-dealers which have agreed to defray certain Trust expenses such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

The Trust may execute brokerage or other agency transactions through an affiliate of the Advisor, which is a registered broker-dealer, for commissions in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, an affiliate of the Advisor is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker-dealers in connection with such broker-dealers' provision of services to the Trust or payment of certain Trust expenses (e.g., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

For the fiscal year ended December 31, 1998, the Funds paid the following brokerage fees:

=================================================================================================================================
                                                                                  % of Total           Total
                                                Total $        % of Total of      Brokerage         Commissions        Total $
                              Total $          Amount of         Brokerage       Transactions         Paid to           Amount
                             Amount of         Brokerage        Commissions        Effected        Affiliates in     of Brokerage
                             Brokerage        Commissions         Paid to          Through          Connection       Commissions
      Fund                  Commissions         Paid to        Affiliates in      Affiliated           with            Paid for
                            Paid in 1998     Affiliates in         1998           Brokers in        Repurchase         Research
                                                 1998                                1998            Agreement         in 1998
                                                                                                  Transactions in
                                                                                                       1998
=================================================================================================================================

Intermediate                     $                 $                 %                %                  $                $
Government Fixed
Income Fund
---------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Fixed                 $                 $                 %                %                  $                $
Income Fund
---------------------------------------------------------------------------------------------------------------------------------
Fixed Income Fund                $                 $                 %                %                  $                $
=================================================================================================================================

====================================================================================================================================
                                                                                   % of Total           Total
                                                 Total $        % of Total of      Brokerage         Commissions        Total $
                               Total $          Amount of         Brokerage       Transactions         Paid to           Amount
                              Amount of         Brokerage        Commissions        Effected        Affiliates in     of Brokerage
                              Brokerage        Commissions         Paid to          Through          Connection       Commissions
          Fund               Commissions         Paid to        Affiliates in      Affiliated           with            Paid for
                             Paid in 1998     Affiliates in         1998           Brokers in        Repurchase         Research
                                                  1998                                1998            Agreement         in 1998
                                                                                                   Transactions in
                                                                                                        1998
====================================================================================================================================
International Fixed               $                 $                 %                %                  $                $
Income Fund
------------------------------------------------------------------------------------------------------------------------------------
Limited Volatility Fixed          *                 *                 *                *                  *                *
Income Fund
------------------------------------------------------------------------------------------------------------------------------------
Value Fund                        $                 $                 %                %                  $                $
------------------------------------------------------------------------------------------------------------------------------------
Growth Fund                       $                 $                 %                %                  $                $
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth                  $                 $                 %                %                  $                $
Fund
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
International Equity              $                 $                 %                %                  $                $
Fund
------------------------------------------------------------------------------------------------------------------------------------
Asian Tigers Fund                 $                 $                 %                %                  $                $
------------------------------------------------------------------------------------------------------------------------------------
TransEurope Fund                  *                 *                 *                *                  *                *
------------------------------------------------------------------------------------------------------------------------------------
Latin America Equity              $                 $                 %                %                  $                $
Fund
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Fund                  $                 $                 %                %                  $                $
------------------------------------------------------------------------------------------------------------------------------------
Balanced Fund                     $                 $                 %                %                  $                $
------------------------------------------------------------------------------------------------------------------------------------
Tax-Exempt Money                  $                 $                 %                %                  $                $
Market Fund
------------------------------------------------------------------------------------------------------------------------------------
Money Market Fund                 $                 $                 %                %                  $                $
------------------------------------------------------------------------------------------------------------------------------------
Treasury Money Market             $                 $                 %                %                  $                $
Fund
------------------------------------------------------------------------------------------------------------------------------------
Government Money                  $                 $                 %                %                  $                $
Market Fund
====================================================================================================================================

* Not in operation during the period.

For the fiscal years ended December 31, 1996 and 1997, Funds paid the following brokerage fees:

======================================================================================================
                                    Total $ Amount of Brokerage         Total $ Amount of Brokerage
                                        Commissions Paid in          Commissions Paid to Affiliates in
             Fund                        1996          1997                 1996          1997
------------------------------------------------------------------------------------------------------
Intermediate Government Fixed          $      0                             $0
Income Fund
------------------------------------------------------------------------------------------------------
Tax-Exempt Fixed Income Fund           $      0                             $0
------------------------------------------------------------------------------------------------------
Fixed Income Fund                      $      0                             $0
------------------------------------------------------------------------------------------------------
International Fixed Income Fund        $      0                             $0
------------------------------------------------------------------------------------------------------
Limited Volatility Fixed Income            *                                 *
Fund
------------------------------------------------------------------------------------------------------
Value Fund                             $185,275                             $0
------------------------------------------------------------------------------------------------------
Growth Fund                            $ 99,324                             $0
------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                  $ 89,340                             $0
------------------------------------------------------------------------------------------------------
Small Cap Value Fund                       *                                 *
------------------------------------------------------------------------------------------------------
International Equity Fund              $ 80,851                             $0
------------------------------------------------------------------------------------------------------
Asian Tigers Fund                      $109,083                             $0
------------------------------------------------------------------------------------------------------
TransEurope Fund                           *                                 *
------------------------------------------------------------------------------------------------------
Latin America Equity Fund              $ 38,488                             $0
------------------------------------------------------------------------------------------------------
Real Estate Fund                           *                                 *
------------------------------------------------------------------------------------------------------
Balanced Fund                          $ 37,786                             $0
------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund           $      0                             $0
------------------------------------------------------------------------------------------------------
Money Market Fund                      $      0                             $0
------------------------------------------------------------------------------------------------------
Treasury Money Market Fund             $      0                             $0
------------------------------------------------------------------------------------------------------
Government Money Market Fund           $      0                             $0
======================================================================================================

* Not in operation during the period.

The broker-dealers who execute transactions on behalf of the Funds and who are affiliates of the Fund's Advisor are brokers in the ABN AMRO International brokerage network. [In addition, the Funds executed brokerage trades through SEI Financial Services Company, an affiliate of Rembrandt Financial Services Company and SEI Fund Resources.]

[insert disclosure about regular broker-dealers, as required]

A portfolio turnover rate would exceed 100% if all of its securities, exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements for redemptions and by requirements which enable a

Fund to receive favorable tax treatment. A portfolio turnover rate of 100% or more may result in higher transaction costs and additional taxes.

For the fiscal years ended December 31, 1997 and 1998, the portfolio turnover rate for each Fund was:

==================================================================
                                                  Turnover Rate
Fund                                            1997          1998
------------------------------------------------------------------
Value Fund                                       79%
------------------------------------------------------------------
Growth Fund                                      62%
------------------------------------------------------------------
Small Cap Growth Fund                           170%
------------------------------------------------------------------
Small Cap Value Fund                             *
------------------------------------------------------------------
International Equity Fund                        17%
------------------------------------------------------------------
TransEurope Fund                                 *
------------------------------------------------------------------
Asian Tigers Fund                                42%
------------------------------------------------------------------
Latin America Equity Fund                        45%
------------------------------------------------------------------
Fixed Income Fund                               233%
------------------------------------------------------------------
Intermediate Government Fixed Income Fund       283%
------------------------------------------------------------------
Tax-Exempt Fixed Income Fund                     54%
------------------------------------------------------------------
International Fixed Income Fund                  52%
------------------------------------------------------------------
Limited Volatility Fixed Income Fund             *
------------------------------------------------------------------
Balanced Fund                                   111%
------------------------------------------------------------------
Real Estate Fund                                 *
==================================================================

* Not in operation during the period.

[additional portfolio turnover information -- to be added after annual report is distributed, if required by the form]

DESCRIPTION OF THE TRUST

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Funds. Share holders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

Each share held entitles the shareholder of record to one vote. Shareholders of each Fund or class will vote separately on matters relating solely to that Fund or class. As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings but such meetings will be held from time to time to seek approval for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

The Trust pays its expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under Federal and state securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

PURCHASE AND REDEMPTION OF SHARES

It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges and taxes on the sale of any such securities so received in payment of redemptions. However, a shareholder will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

Your purchase request may be canceled if the Custodian does not receive federal funds before net asset value is determined on the next Business Day, and you could be liable for any fees or expenses incurred by the Trust.

Purchase requests for the Money Market Funds submitted to the Transfer Agent before 5:00 p.m., Eastern time, by accounts for which ABN AMRO North America, Inc. or certain of its affiliates act in a fiduciary, agency, investment advisory or custodian capacity, will become effective at the net asset value determined as of 5:00 p.m., Eastern time, and will be entitled to receive the dividend declared, on that same Business Day.

Exchange requests for the Money Market Funds submitted to the Transfer Agent before 5:00 p.m., Eastern time, on behalf of accounts for which ABN AMRO North America, Inc. or any of its affiliates act in a fiduciary, agency, investment advisory or custodian capacity, will become effective at the net asset value determined as of 5:00 p.m., Eastern time that same Business Day.

Redemption requests for the Money Market Funds submitted to the Transfer Agent before 5:00 p.m., Eastern Time, by accounts for which ABN AMRO North America, Inc. or certain of its affiliates act in a fiduciary, agency, investment advisory or custodian capacity, will become effective at the net asset value determined as of 5:00 p.m., Eastern time that same Business Day.

A redemption request submitted by mail must be received by the Transfer Agent in order to constitute a valid request for redemption. The Transfer Agent may require that the signature on the written request be guaranteed by a bank which is a member of the Federal Deposit Insurance Corporation, a trust company, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency or savings association. This signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption is for $5,000 worth of shares or less, (2) the redemption check is payable to the shareholder(s) of record, and (3) the redemption check is mailed to the shareholder(s) at the address of record or to a commercial bank account previously designated either on the Account Application or by written instruction to the Transfer Agent.

You may redeem your Money Market Investor Shares by writing checks on your account. Once you have signed and returned a signature card, you will receive a supply of checks. A check may be made payable to any person, and your account will continue to earn dividends until the check clears.

Because of the difficulty of determining in advance the exact value of a Fund account, you may not use a check to close your account. The checks are free, but your account may be charged a fee for stopping payment of a check upon your request or if the check cannot be honored because of insufficient funds or other valid reasons. If you write a check on your account for an amount below $100, you will be charged a $5 processing fee.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of the Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the New York Stock Exchange, the Advisor, the Administrator and/or the Custodian are not open for business. Currently, the following holidays are observed by the Trust: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

Neither the Trust nor the Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions. If market conditions are extraordinarily active, or other extraordinary circumstances exist, and a financial intermediary experiences difficulties placing redemption orders by telephone, the intermediary may wish to consider placing the order by other means.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust, under certain circumstances, could be held personally liable as partners for the obligations of the Trust. Even if, however, the Trust were held to be a partnership, the possibility of shareholders incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Funds is calculated by adding the value of securities and other assets, subtracting liabilities and dividing by the total number of outstanding shares. Although the methodology and procedures are identical, the net asset value per share of Common Shares and Investor Shares within the Funds may differ because of the distribution and shareholder servicing expenses charged to Investor Shares.

The Money Market Funds

Securities of the Treasury Money Market, Government Money Market, Money Market and Tax-Exempt Money Market Funds will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which a security's value, as determined by this method, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield of the Fund may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in the Fund would experience a lower yield. The converse would apply in a period of rising interest rates.

A Fund's use of amortized cost and the maintenance of the Fund's net asset value at $1.00 are permitted by Rule 2a-7 under the 1940 Act, provided that certain conditions are met. Rule 2a-7 also requires the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Funds. Such procedures include the determination of the extent of deviation, if any, of the Funds' current net asset value per share calculated using available market quotations from the Funds amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Funds incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Funds in each shareholder's account and to offset each shareholder's pro rata portion of such loss or liability from the shareholder's accrued but unpaid dividends or from future dividends while each other Fund must annually distribute at least 90% of its investment company taxable income.

The Equity, Balanced and Fixed Income Funds

The securities of the Equity, Balanced and Fixed Income Funds are valued by the Administrator pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

TAXATION

The following is only a summary of certain income tax considerations generally affecting a Fund and its shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisers with specific reference to their own tax situations, including their state and local income tax liabilities.

Federal Income Tax

All Funds

This discussion of Federal income tax consequences is based on the Internal Revenue Code of 1986 (the "Code"), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein. No attempt has been made to present a detailed explanation of the Federal, state, or local income tax treatment of a Fund or its shareholders. In addition, state and local tax consequences on an investment in a Fund may differ from the Federal income tax consequences described below. Accordingly, you are urged to consult your tax advisor regarding specific questions as to Federal, state, and local income taxes.

Tax Status of the Funds

Each Fund is treated as a separate entity for Federal income tax purposes and is not combined with the other Funds. Each Fund intends to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Code. As long as each Fund qualifies for this special tax treatment, it will be relieved of Federal income tax on that part of its net investment income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) which is distributed to shareholders.

In order to qualify for treatment as a RIC under the Code, each Fund must distribute annually to its shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (a) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income; and (b) diversify its holdings so that: (i) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (ii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other
RICs) of any one issuer or of two or more issuers which are engaged in the same, similar or related trades or businesses if the Fund owns at least 20% of the voting power of such issuers.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. Each Fund intends to make sufficient distributions to avoid liability for the 4% federal excise tax.

Tax Status of Distributions

Each Fund will distribute substantially all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Distributions from net investment income will be taxable to you as ordinary income whether received in cash or in additional shares. Any net capital gains will be distributed annually as capital gains and will be treated as gain from the sale or exchange of capital asset held for more than one year, regardless of how long you have held shares and regardless of whether the distributions are received in cash or in additional shares. Each Fund will notify you annually of the Federal income tax character of all distributions.

It is possible that a Fund may make a distribution in excess of the Fund's current and accumulated earnings and profits. Such a "return of capital" distribution is applied against and reduces the tax basis of your shares. The excess of a return of capital distribution over the tax basis of your shares is treated as gain from a sale of exchange of the shares.

Certain securities purchased by a Fund (such as STRIPS, TRS, TIGRs and CATS) are sold at original issue discount, and thus do not make periodic cash interest payments. A Fund will be required to include as part of its current income the imputed interest on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes substantially all of its net investment income to shareholders, a Fund may have to sell portfolio securities to distribute such income, which may occur at a time when the Advisor would not have chosen to sell such securities and which may result in a taxable gain or loss.

Income received on U.S. obligations is exempt from tax at the state level when received directly by a Fund and may be exempt, depending on the state, when received by you as income dividends from the Fund, provided certain state-specific conditions are satisfied. Each Fund will inform you annually of the percentage of income and distributions derived from U.S. obligations. You should consult your tax advisor to determine whether any portion of the income dividends received from a Fund is considered tax exempt in your particular state.

Dividends declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in that month will be deemed to have been paid by the Fund and received by shareholders on December 31 of that year, if paid by the Fund at any time during the following January.

Any gain or loss recognized on a sale or redemption of shares of a Fund by a shareholder who is not a dealer in securities will generally be treated as long-term capital gain or loss if the shares have been held for more than one year, and short-term if for a year or less. If shares on which a net capital gain distribution has been received are subsequently sold or redeemed, and such shares have been held for six months or less, any loss recognized by a shareholder will be treated as long-term capital loss to the extent of the long-term capital gain distributions.

If for any taxable year a Fund does not qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In such case, distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits.

Each of the Tax-Exempt Fixed Income Fund and Tax-Exempt Money Market Fund intends to qualify to pay "exempt interest dividends" by satisfying the Code's requirement that at the close of each quarter of its taxable year at least 50 percent of the value of its total assets consists of obligations, the interest on which is exempt from federal income tax. So long as this and certain other requirements are met, dividends consisting of such Funds' net tax-exempt interest income will be exempt interest dividends, which are exempt from federal income tax in the hands of the shareholders of the Fund, but may have alternative minimum tax consequences.

A Fund may sell securities short "against the box." Under certain circumstances, these transactions may be treated as constructive sales, resulting in the recognition of gain to the Fund.

Tax-Exempt Funds

Interest on indebtedness incurred by a shareholder in order to purchase or carry shares in the Tax-Exempt Fixed Income Fund or Tax-Exempt Money Market Fund (the "Tax-Exempt Funds") is generally not deductible for federal income tax purposes to the extent that the Fund distributes exempt-interest dividends during the taxable year. If a shareholder receives exempt-interest dividends with respect to any share of these Funds and if such share is held by the shareholder for six months or less, then any loss on the sale or exchange of such share will be disallowed to the extent of the amount of exempt-interest dividends. In addition, the Code may require a shareholder who receives exempt-interest dividends to treat as taxable income a portion of certain social security and railroad retirement benefit payments. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by "private activity bonds" or certain industrial development bonds should consult their tax advisers before purchasing shares in the Tax-Exempt Funds. For these purposes, the term "substantial user" is defined generally to include a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of such bonds. Moreover, some or all of dividends received from the Tax-Exempt Funds may be a specific preference item, or a component of an adjustment item, for purposes of the federal individual and corporate alternative minimum taxes. The receipt of these exempt-interest dividends and distributions also may affect a foreign corporate shareholder's federal "branch profits" tax liability, and an S corporation shareholder's federal excess "passive investment income."

Shareholders of the Tax-Exempt Funds should consult their tax advisers to determine whether any portion of the income dividends received from such Funds is considered tax exempt in their particular states.

Issuers of bonds purchased by the Tax-Exempt Funds (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Shareholders should be aware that exempt-interest dividends may become subject to federal income taxation retroactively to the date of issuance of the bonds to which such dividends are attributable if such representations are determined to have been inaccurate or if the issuers (or the beneficiary) of the bonds fail to comply with certain covenants made at that time.

Current federal income tax laws limit the types and volume of bonds qualifying for the federal income tax exemption of interest, which may have an effect on the ability of the Tax-Exempt Funds to purchase sufficient amounts of tax-exempt securities to satisfy the Code's requirements for the payment of "exempt interest dividends." Accordingly, municipal funds may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds or certain industrial development bonds. "Substantial user" is defined generally as including a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of industrial development bonds. Current federal tax law also makes interest on certain tax-exempt bonds a tax preference item for purposes of the individual and corporate alternative minimum tax.

Interest on indebtedness incurred by shareholders to purchase or carry shares of the Tax-Exempt Fixed Income Fund and the Tax-Exempt Money Market Fund is generally not deductible for federal income tax purposes.

Equity and Balanced Funds (except for the International Fixed Income Fund)

Subject to certain restrictions, a dividends-received deduction is available to corporations that receive dividends from domestic corporations. Income dividends paid by an Equity or Balanced Fund will be eligible for the dividends-received deduction for corporate shareholders (subject to the same restrictions) to the extent they are derived from dividends from domestic corporations and to the extent that the respective security has been held for at least three months. Shareholders will be advised each year of the portion of ordinary income dividends eligible for the deduction. Individual shareholders are not entitled to the dividends received deduction regardless of which fund paid the dividend. Dividends received from other funds, e.g., Money Market or Fixed Income Funds, will not be eligible for the dividends-received deduction. Distributions of net capital gains from any Fund do not qualify for the dividends received deduction.

State Taxes

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Funds to shareholders and the ownership of shares may be subject to state and local taxes. Shareholders should verify their state and local tax liability with their tax advisors.

Foreign Taxes

Dividends and interest received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on a Fund's securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors. If a Fund meets the Distribution Requirement and if more than 50% of the value of such Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, such Fund will be eligible to file an election with the Internal Revenue Service that will enable shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by the Fund. Pursuant to the election, a Fund will treat those taxes as dividends paid to its shareholders. Each shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the shareholder had paid the foreign tax directly. The shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax. If a Fund makes the election, it will report annually to its shareholders the respective amounts per share of such Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions. The International Equity Fund, TransEurope Fund, Latin America Equity Fund, Asian Tigers Fund and International Fixed Income Fund expect to be able to elect to treat shareholders as having paid their proportionate share of such foreign taxes withheld.

GENERAL INFORMATION ABOUT FUND PERFORMANCE

The Equity, Balanced and Fixed Income Funds

From time to time, the Funds may advertise yield and total return. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year, and is shown as a percentage of the investment.

The total return of a Fund refers to the average compounded rate of return on a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period and assuming the reinvestment of all dividend and capital gain distributions. The total return of a Fund may also be quoted as a dollar amount, on an aggregate basis, or an actual basis.

The Money Market Funds

From time to time a Fund may advertise its current yield and effective compound yield. Both yield figures are based on historical earnings and are not intended to indicate future performance. The current yield of a Fund refers to the income generated by an investment in the Fund over a seven-day period (which period will be stated in the advertisement). This income is the annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective compound yield is calculated similarly, but when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The effective compound yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment. The Tax-Exempt Money Market Fund may also advertise a tax-equivalent yield, which is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Tax-Exempt Money Market Fund's yield, assuming certain tax brackets for a shareholder.

All Funds

A Fund may periodically compare its performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical Securities Corp.) or by financial and business publications and periodicals, broad groups of comparable mutual funds or unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs. A Fund may quote services such as Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. A Fund may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. A Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

A Fund may quote various measure of volatility and benchmark correlation in advertising, and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to benchmark while measures of benchmark correlation indicate the validity of a comparative benchmark. Measures of volatility and correlation are calculated using averages of historical data and cannot be precisely calculated.

Additional performance information is set forth in the 1998 Annual Report to Shareholders, and is available upon request and without charge by calling 1-800-443-4725.

Except for the Small Cap Growth, Balanced, Intermediate Government Fixed Income, Fixed Income, Tax Exempt Fixed Income and International Fixed Income Funds, it is expected that the portfolio turnover rate normally will not exceed 100% for any Fund. A portfolio turnover rate would exceed 100% if all of its securities exclusive of U.S. Government securities and other securities whose maturities at the time of acquisition are one year or less are replaced in the period of one year. Turnover rates may vary from year to year and may be affected by cash requirements and by requirements which enable a Fund to receive favorable tax treatment. A portfolio turnover rate of 100% or more will result in higher transaction costs and may result in additional tax consequences for shareholders. You will find portfolio turnover rates for each Fund (except the Money Market Funds) in the "Financial Highlights" section of the Prospectus.

The performance of Common Shares will normally be higher than that of Investor Shares because of the additional distribution and shareholder services expenses charges to Investor Shares.

COMPUTATION OF YIELD

From time to time the Treasury Money Market Fund, Government Money Market Fund, Money Market Fund and Tax-Exempt Money Market Fund advertise their current yield and effective compound yield. Both yield figures are based on historical earnings and are not intended to indicate future performance. The yield of the Funds refers to the income generated by an investment in a Fund over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in a Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The current yield of the Funds will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective yield of the Funds is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = (Base Period Return +
1)365/7) - 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

Tax Equivalent yields are computed by dividing that portion of a Fund's yield which is tax-exempt by one minus a federal and/or state income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt.

Yield = 2[((a-b)/(cd) + 1)/6/ - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The yield of these Funds fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Fund will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Fund invests in, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

For the seven-day period ended December 31, 1998, the end of the Trust's most recent fiscal year, the Money Market Funds' current, effective and tax-equivalent yields were as follows:

=================================================================================
                                                                       7-Day Tax-
                                                7-Day     7-Day Tax-   Equivalent
                                             Effective    Equivalent   Effective
       Fund           Class    7-Day Yield     Yield        Yield        Yield
=================================================================================
Treasury Money       Common         %            %           N/A          N/A
                     ------------------------------------------------------------
 Market Fund         Investor       %            %           N/A          N/A
---------------------------------------------------------------------------------
Government Money     Common         %            %           N/A          N/A
                     ------------------------------------------------------------
 Market Fund         Investor       %            %           N/A          N/A
---------------------------------------------------------------------------------
                     Common         %            %           N/A          N/A
Money Market Fund    ------------------------------------------------------------
                     Investor       %            %           N/A          N/A
---------------------------------------------------------------------------------
Tax-Exempt Money     Common         %            %            %            %
                     ------------------------------------------------------------
 Market Fund         Investor       %            %            %            %
=================================================================================
N/A Not Applicable

Yields are one basis upon which investors may compare the Funds with other money market funds; however, yields of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

The Value Fund, Growth Fund, Small Cap Growth Fund, Small Cap Value Fund, International Equity Fund, TransEurope Fund, Asian Tigers Fund, Fixed Income Fund, Intermediate Government Fixed Income Fund, Tax-Exempt Fixed Income Fund, International Fixed Income Fund, Limited Volatility Fixed Income Fund, Latin America Equity Fund, Real Estate Fund and Balanced Fund may also advertise a 30-day yield figure. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of these Funds refers to the annualized income generated by an investment in the Funds over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated over one year and is shown as a percentage of the investment.

For the thirty-day period ended December 31, 1998, the yield for the following Funds were:

===================================================================
                   Fund                       Class    30-Day Yield
===================================================================
                                             Common         %
Fixed Income Fund                            ----------------------
                                             Investor       %
-------------------------------------------------------------------
                                             Common         %
Intermediate Government Fixed Income Fund    ----------------------
                                             Investor       %
-------------------------------------------------------------------
                                             Common         %
Tax-Exempt Fixed Income Fund                 ----------------------
                                             Investor       %
-------------------------------------------------------------------

============================================================
                   Fund               Class    30-Day Yield
============================================================
                                      Common         %
International Fixed Income Fund       ----------------------
                                      Investor       %
------------------------------------------------------------
                                      Common         %
Value Fund                            ---------------------
                                      Investor       %
------------------------------------------------------------
                                      Common         %
Growth Fund                           ----------------------
                                      Investor       %
------------------------------------------------------------
                                      Common         %
Balanced Fund                         ----------------------
                                      Investor       %
============================================================

* Not in operation at the end of the period.

The 30-day tax equivalent yields for the Tax-Exempt Fixed Income Fund for the period ended December 31, 1998, was ___% for the Common Shares and ___% for the Investor Shares.

CALCULATION OF TOTAL RETURN

From time to time, the Value Fund, Growth Fund, Small Cap Growth Fund, Small Cap Value Fund, International Equity Fund, TransEurope Fund, Asian Tigers Fund, Latin America Equity Fund, Fixed Income Fund, Intermediate Government Fixed Income Fund, Tax-Exempt Fixed Income Fund, International Fixed Income Fund, Limited Volatility Fixed Income Fund, Balanced Fund and Real Estate Fund may advertise total return. The total return of a Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1+T)/n/ = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

Based on the foregoing, the average annual total return for the Funds from commencement of operations through December 31, 1998, and for the one and three year periods ended December 31, 1998, were as follows:


===============================================================================================================
                                                                              Average Annual Total Return
                                                                          ------------------------------------
                                                                                       Five    Ten     Since
             Fund                                Class                      One Year   Year   Year   Inception
===============================================================================================================
Treasury Money Market Fund         Investor-Without sales load /1#/            %         *      *        %
                                   ----------------------------------------------------------------------------
                                   Common/2/                                   %         *      *        %
---------------------------------------------------------------------------------------------------------------
Government Money Market Fund       Investor-Without sales load/3#/             %         *      *        %
                                   ----------------------------------------------------------------------------
                                   Common/2/                                   %         *      *        %
---------------------------------------------------------------------------------------------------------------
Money Market Fund                  Investor-Without sales load/4#/             %         *      *        %
                                   ----------------------------------------------------------------------------
                                   Common/2/                                   %         *      *        %
---------------------------------------------------------------------------------------------------------------
Tax-Exempt Money Market Fund       Investor-Without sales load/5#/             %         *      *        %
                                   ----------------------------------------------------------------------------
                                   Common/2/                                   %         *      *        %
---------------------------------------------------------------------------------------------------------------
Fixed Income Fund                  Investor-With sales load/6#/                %         *      *        %
                                   ----------------------------------------------------------------------------
                                   Investor-Without sales load/6/              *         *      *        *
                                   ----------------------------------------------------------------------------
                                   Common/2/                                   %         *      *        %
---------------------------------------------------------------------------------------------------------------
Intermediate Government Fixed      Investor-With sales load/7#/                %         *      *        %
Income Fund
                                   ----------------------------------------------------------------------------
                                   Investor-Without sales load/7/              *         *      *        *
                                   ----------------------------------------------------------------------------
                                   Common/2/                                   %         *      *        %
---------------------------------------------------------------------------------------------------------------
Tax-Exempt Fixed Income Fund       Investor-With sales load/8#/                %         *      *       5%
                                   ----------------------------------------------------------------------------
                                   Investor-Without sales load/8/              *         *      *        *
                                   ----------------------------------------------------------------------------
                                   Common/2/                                   %         *      *        %
---------------------------------------------------------------------------------------------------------------
International Fixed Income Fund    Investor-With sales load/9#/                *         *      *        *
                                   ----------------------------------------------------------------------------
                                   Investor-Without sales load/9/              %         *      *        %
                                   ----------------------------------------------------------------------------
                                   Common/10/%                                 %         *      *        %
---------------------------------------------------------------------------------------------------------------
Limited Volatility Fixed Income    Investor-With sales load/#/                 *         *      *        *
Fund
                                   ----------------------------------------------------------------------------
                                   Investor-Without sales load                 *         *      *        *
                                   ----------------------------------------------------------------------------
                                   Common                                      *         *      *        *
---------------------------------------------------------------------------------------------------------------
Balanced Fund                      Investor-With sales load/8#/                %         *      *        %
                                   ----------------------------------------------------------------------------
                                   Investor-Without sales load/8/              *         *      *        *
                                   ----------------------------------------------------------------------------
                                   Common/2/                                   %         *      *        %
---------------------------------------------------------------------------------------------------------------
Value Fund                         Investor-With sales load/11#/               %         *      *        %
                                   ----------------------------------------------------------------------------
                                   Investor-Without sales load/11/             *         *      *        *
---------------------------------------------------------------------------------------------------------------

========================================================================================================
                                                                          Average Annual Total Return
                                                                      ----------------------------------
              Fund                               Class                One Year    Five   Ten     Since
                                                                                  Year   Year  Inception
========================================================================================================
                                   Common/2/                              %         *      *        %
--------------------------------------------------------------------------------------------------------
Growth Fund                        Investor-With sales load/12#/          %         *      *        %
                                   ---------------------------------------------------------------------
                                   Investor-Without sales load/12/        *         *      *        *
                                   ---------------------------------------------------------------------
                                   Common/2/                              %         *      *        %
--------------------------------------------------------------------------------------------------------
Small Cap Growth Fund              Investor-With sales load/7#/           %         *      *        %
                                   ---------------------------------------------------------------------
                                   Investor-Without sales load/7/         *         *      *        *
                                   ---------------------------------------------------------------------
                                   Common/2/                              %         *      *        %
--------------------------------------------------------------------------------------------------------
Small Cap Value Fund               Investor-With sales load               %         *      *        %
                                   ---------------------------------------------------------------------
                                   Investor-Without sales load            *         *      *        *
                                   ---------------------------------------------------------------------
                                   Common                                 %         *      *        %
--------------------------------------------------------------------------------------------------------
International Equity Fund          Investor-With sales load/7#/           *         *      *        *
                                   ---------------------------------------------------------------------
                                   Investor-Without sales load/7/         %         *      *        %
                                   ---------------------------------------------------------------------
                                   Common/2/                              %         *      *        %
--------------------------------------------------------------------------------------------------------
Asian Tigers Fund                  Investor-With sales load/13#/          *         *      *        *
                                   ---------------------------------------------------------------------
                                   Investor-Without sales load/13/        %         *      *        %
                                   ---------------------------------------------------------------------
                                   Common/14/                             %         *      *        %
--------------------------------------------------------------------------------------------------------
Latin America Equity Fund          Investor-With sales load/#/            *         *      *        *
                                   ---------------------------------------------------------------------
                                   Investor-Without sales load            *         *      *        *
                                   ---------------------------------------------------------------------
                                   Common                                 %         *      *        %
--------------------------------------------------------------------------------------------------------
TransEurope Fund                   Investor-With sales load/#/            *         *      *        *
                                   ---------------------------------------------------------------------
                                   Investor-Without sales load            *         *      *        *
                                   ---------------------------------------------------------------------
                                   Common                                 *         *      *        *
--------------------------------------------------------------------------------------------------------

========================================================================================================
                                                                          Average Annual Total Return
                                                                      ----------------------------------
              Fund                               Class                One Year    Five   Ten     Since
                                                                                  Year   Year  Inception
========================================================================================================
Real Estate Fund                   Investor-With sales load/7/            *         *      *        *
                                   ---------------------------------------------------------------------
                                   Investor-Without sales load            *         *      *        *
                                   ---------------------------------------------------------------------
                                   Common/16/                             *         *      *        *
========================================================================================================

*     Not in operation during the period.

/#/   Prior to July 28, 1997, Investor Shares were subject to front-end sales load
_______________
/1/ Commenced operations 3/25/93         /9/  Commenced operations 4/26/93
/2/ Commenced operations 1/4/93          /10/ Commenced operations 2/7/93
/3/ Commenced operations 4/22/93         /11/ Commenced operations 3/26/93
/4/ Commenced operations 3/31/93         /12/ Commenced operations 3/8/93
/5/ Commenced operations 3/24/93         /13/ Commenced operations 1/12/94
/6/ Commenced operations 3/12/93         /14/ Commenced operations 1/3/94
/7/ Commenced operations 4/12/93         /15/ Commenced operations 7/1/96
/8/ Commenced operations 3/9/93          /16/ Commenced operations 12/31/97


LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

FINANCIAL STATEMENTS

The Trust's financial statements for the fiscal year ended December 31, 1998,
including notes thereto and the report of             are herein incorporated by
reference from the Trust's annual report.

APPENDIX

Ratings

NRSROs provide ratings for certain instruments in which the Funds may invest. For example, bonds rated in the fourth highest rating category (investment grade bonds) have an adequate capacity to pay principal and interest, but may have speculative characteristics as well. The quality standards of debt securities and other obligations as described for the Funds must be satisfied at the time an investment is made. In the event that an investment held by a Fund is assigned a lower rating or ceases to be rated, the Advisor will promptly reassess whether such security presents suitable credit risks and whether the Fund should continue to hold the security or obligation in its portfolio. If a portfolio security or obligation no longer presents suitable credit risks or is in default, the Fund will dispose of the security or obligation as soon as reasonably practicable unless the Trustees of the Trust determine that to do so is not in the best interest of the Fund. The Funds may invest in unrated securities that the Advisor determines to be of comparable quality at the time of purchase.

Description of Commercial Paper Ratings

The following descriptions of commercial paper ratings have been published by Standard & Poor's Corporation ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, Inc. ("Fitch"), Duff & Phelps, Inc. ("Duff") and IBCA Limited and IBCA, Inc. (together, "IBCA").

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1, 1+ and 2, to indicate the relative degree of safety. Issues rated A-1+ are those with "extremely strong safety characteristics." Those rated A-1, the highest rating category, reflect a "satisfactory" degree of safety regarding timely payment. Those rated A-2, the second highest rating category, reflect a safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 or Prime-2 by Moody's are judged by Moody's to be of "superior" quality and "strong" quality respectively on the basis of relative repayment capacity.

The rating F-1+ (Exceptionally Strong) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch. Paper rated Fitch-1+ is regarded as having the strongest degree of assurance for timely payment. Paper rated F-1 (Very Strong) reflects an assurance of timely payment only slightly less in degree than paper rated F-1+ the strongest issues.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by good fundamental protection factors. Risk factors are minor. Duff has incorporated gradations of 1+ and 1-to assist investors in recognizing quality differences within this highest tier. Paper rated Duff-1+ has the highest certainty of timely payment, with outstanding short-term liquidity and safety just below risk-free U.S. Treasury short-term obligations. Paper rated Duff-1- has high certainty of timely payment with strong liquidity factors which are supported by good fundamental protection factors. Risk factors are very small. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets (although ongoing funding may enlarge total financing requirements) and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1, the highest rating category established by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2, the second highest rating category, are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

Description of Corporate Bond Ratings

The following descriptions of corporate bond ratings have been published by S&P, Moody's, Fitch, Duff and IBCA.

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and differs from AAA issues only in small degree. Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds which are rated BBB are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are consi-dered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Debt rated Baa is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type market. Fitch uses plus and minus signs to indicate the relative position of a credit within the AA rating category. Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

Fitch uses plus and minus signs to indicate the relative position of a credit within the AA rating category. Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA by Fitch are considered to be investment grade of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

Bonds rated Duff-1 are judged by Duff to be of the highest credit quality with negligible risk factors; only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA by Duff are judged to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA by IBCA. Capa-city for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

                                ABN AMRO FUNDS
                       (formerly, the "Rembrandt Funds")
                           PART C: OTHER INFORMATION
                        Post Effective Amendment No. 17

Item 23. Exhibits
  a(1) Agreement and Declaration of Trust and Amendment thereto as originally filed as Exhibit 1 to Registrant's initial
               Registration Statement on October 2, 1992 and incorporated by reference to Exhibit 1 Post-Effective Amendment No. 11, filed
               April 29, 1997.

  a(2)         Amendment dated October 20, 1992 to Registrant's Agreement and
               Declaration of Trust as originally filed as Exhibit 1(b) with Registrant's Pre-Effective Amendment No. 1 filed on December 3,
               1992 and incorporated by reference to Exhibit 1(a) Post-Effective
               Amendment No. 11, filed April 29, 1997.

  a(3)         Amendment dated April 27, 1998 to Registrant's Agreement and
               Declaration of Trust is incorporated by reference to Exhibit 1(b)
               Post-Effective Amendment No. 16, filed June 30, 1998.

  b(1) Registrant's By-Laws as originally filed as Exhibit 2 with Registrant's initial Registration Statement on October 2, 1992 and incorporated by reference to Exhibit 2 Post-Effective
               Amendment No. 11, filed April 29, 1997.

  b(2) Registrant's restated By-Laws as of March 11, 1998 are incorporated by reference to Exhibit 2 Post-Effective Amendment
               No. 16, filed June 30, 1998.

  b(3)         Amendment to Registrant's By-Laws is incorporated by reference to
               Exhibit 2(a) Post-Effective Amendment No. 16, filed June 30,
               1997.

  c            Not applicable.

  d(1)         Investment Advisory Agreement with LaSalle Street Capital
               Management, Ltd. as originally filed as Exhibit 5(b) with Registrant's initial Registration Statement on October 2, 1992 and incorporated by reference to Exhibit 5 Post-Effective
               Amendment No. 11, filed April 29, 1997.

  d(2) Form of Amendment to Schedule A to Investment Advisory Agreement dated December 31, 1992 is incorporated by reference to Exhibit
               5(a) Post-Effective Amendment No. 16, filed June 30, 1998.

  d(3)         Investment Sub-Advisory Agreement between LaSalle Street Capital
               Management Ltd., on behalf of the Registrant, and ABN AMRO-NSM
               International Funds Management B.V. as originally filed as
               Exhibit 5(c) with Registrant's Pre-Effective Amendment No. 1 and incorporated by reference to Exhibit 5(a) Post-Effective
               Amendment No. 11, filed April 29, 1997.

  e(1) Distribution Agreement as originally filed as Exhibit 6 with Registrant's Pre-Effective Amendment No. 1 and incorporated by reference to Exhibit 6 Post-Effective Amendment No. 11, filed
               April 29, 1997.

  e(2)         Distribution Agreement between the Registrant and First Data
               Distributors, Inc. dated February 26, 1998 is incorporated by reference to Exhibit 6(a) Post-Effective Amendment No. 15, filed
               April 28, 1998.

  e(3) Form of Amendment to Schedule A to the Distribution Agreement dated February 26, 1998 is incorporated by reference to Exhibit
               6(a) incorporated by reference to Exhibit 6(a) Post-Effective
               Amendment No. 16, filed June 30, 1998.

  f            Not applicable.

  g(1) Custodian Agreement as originally filed as Exhibit 8(a) with Registrant's Pre-Effective Amendment No. 1 and incorporated by reference to Exhibit 8 Post-Effective Amendment No. 11, filed
               April 29, 1997.

  g(2)         Sub-Custodian Agreement between CoreStates Bank, N.A. and
               Barclays Bank PLC as filed as Exhibit 8(a)(1) to Post-Effective
               Amendment No. 6 to Registrant's Registration Statement on
               Form N-1A (File No. 33-52784), filed with the Securities and
               Exchange Commission on January 13, 1995.

  g(3)         Transfer Agency Agreement between the Registrant and Supervised
               Service Company as filed as Exhibit 8(c) to Post-Effective
               Amendment No. 4 to Registrant's Registration Statement on
               Form N-1A (File No. 33-52784) filed with the Securities and
               Exchange Commission on April 1, 1994.

  g(4)         Form of Amendment to Exhibit 1 the Transfer Agency and Services
               Agreement dated February 26, 1998 is incorporated by reference to
               Exhibit 8(c) Post-Effective Amendment No. 16, filed June 30,
               1998.

  g(5)         Custodian Agreement between the Registrant and The Chase
               Manhattan Bank to be filed by amendment.

  h(1) Transfer Agency and Services Agreement dated February 26, 1998 between the Registrant and First Data Investor Services Group,
               Inc. is incorporated by reference to Exhibit 8(b) Post-Effective
               Amendment No. 16, filed June 30, 1998.

  h(2) Administration Agreement as originally filed as Exhibit 5(a) with Registrant's Pre-Effective Amendment No. 1 filed on December 3,
               1992 and incorporated by reference to Exhibit 9 Post-Effective
               Amendment No. 11, filed April 29, 1997.

  h(3)         Consent to Assignment and Assumption (of the Administration
               Agreement) incorporated by reference to Exhibit 9(a), Post-Effective Amendment No. 12 to Registrant's Registration
               Statement on Form N-1A (File No. 33-52784), filed with the
               Securities and Exchange Commission on October 17, 1997.

  h(4) Shareholder Service Plan and Agreement between Rembrandt Funds and Rembrandt Financial Services Company dated August 4, 1997 incorporated by reference to Exhibit 9(b), Post-Effective
               Amendment No. 12 to Registrant's Registration Statement on
               Form N-1A (File No. 33-52784), filed with the Securities and
               Exchange Commission on October 17, 1997.

  h(5)         Administration Agreement between the Registrant and First Data
               Investor Services Group, Inc., dated February 26, 1998 is filed herewith.

  h(6)         Form of Shareholder Servicing Agent Agreement between the
               Registrant and First Data Distributors, Inc. is incorporated by reference to Exhibit 9(a) Post-Effective Amendment No. 16, filed
               June 30, 1998.

  h(7)         Shareholder Service Plan is incorporated by reference to Exhibit
               9(b) Post-Effective Amendment No. 16, filed June 30, 1998.

  h(8) Administration and Fund Accounting Agreement between the Registrant and ABN AMRO Fund Services, Inc., dated July 1, 1998 is filed herewith.

  h(9)         Sub-Administration and Fund Accounting Agreement between First
               Data Investor Services Group, Inc. and ABN AMRO Fund Services,
               Inc., dated July 1, 1998 is filed herewith.

  i Opinion and Consent of Counsel as originally filed as Exhibit 10 with Registrant's Post-Effective Amendment No. 2 and incorporated by reference to Exhibit 10 Post-Effective Amendment No. 11, filed
               April 29, 1997.

  j            Not applicable.

  k            Not applicable.

  l            Not applicable.

  m(1)         Distribution Plan - Investor Class as originally filed as Exhibit
               15 with Registrant's Pre-Effective Amendment No. 1 and incorporated by reference to Exhibit 15 Post-Effective Amendment
               No. 11, filed April 29, 1997.

  m(2)         Distribution Plan - Investor Class between the Registrant and
               First Data Distributors, Inc. as of February 26, 1998 is incorporated by reference to Exhibit 15(a) Post-Effective
               Amendment No. 15, filed April 26, 1998.

  m(3)         Form of Purchase Agreement between the Registrant and First Data
               Distributors, Inc. is incorporated by reference to Exhibit 13
               Post-Effective Amendment No. 16, filed June 30, 1998.

  n            Not applicable.

  o Rule 18f-3 Plan as originally filed as Exhibit 18 with Registrant's Post-Effective Amendment No. 8 and incorporated by reference to Exhibit 18 Post-Effective Amendment No. 11, filed
               April 29, 1997.

  p            Powers of Attorney are incorporated by reference to Exhibit 24
               Post-Effective Amendment No. 13, filed April 16, 1998.

Item 24. Persons Controlled by or under Common Control with Registrant:

     See the Prospectuses and Statement of Additional Information regarding the Trust's control relationships.

Item 25. Indemnification:

     Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26. Business and Other Connections of Investment Advisor and Investment Sub-Advisor:

Name and Position             Name of Other                        Connection with
with Investment Advisor       Company                              Other Company
-----------------------       -------                              -------------
Robert T. Brehm               ABN AMRO Chicago Corporation         Executive Vice President
Chairman                                                           Director
                              ABN AMRO Asset Management            President, Director
                              (USA) Inc.

Richard A. Frodsham           ABN AMRO Chicago Corporation         Senior Vice President
President
Chief Executive Officer
Director

John A. Wing                  ABN AMRO Chicago Corporation         Chairman, CEO
Vice Chairman                 Amerus Life                          Director
                              Chicago Board Options Exchange       Director

Perry L. Taylor, Jr.          ABN AMRO Chicago Corporation         Executive Vice President
&                                                                  Director
Director, Secretary           Erikson Institute                    Trustee

Daniel J. Shannon             Catholic Charities                   Board of Advisors,

Director                                                              Board of Directors
                           Notre Dame National Monogram Club          President
                           Dental Benefit Services of Illinois        Vice Chairman
                           Total Travel, Inc.                         Director
                           BioSafe International                      Director

Charles R. Klimkowski      ABN AMRO Chicago Corporation               Senior Vice President
Director                                                              Director
                           Theregenics , Inc.                         Director

Charles H. Self III        LaSalle National Bank                      Senior Vice President & Assistant Director
                                                                      Secretary
Senior Vice President      Government Insurance Managers, Inc.        Director

Keith Dibble               LaSalle National Bank                      Senior Vice President & Assistant
Senior Vice President                                                 Secretary

Thomas F. McGrath          LaSalle National Bank                      Senior Vice President & Assistant
Senior Vice President                                                 Secretary
                           ABN AMRO Chicago Corporation               Senior Vice President

John F. Bonetti            LaSalle National Bank                      Senior Vice President & Assistant
Vice President                                                        Secretary

Marc G. Borghans           LaSalle National Bank                      Vice President & Assistant
Vice President                                                        Secretary

James J. Baudendistel      None                                       Vice President

Gregory D. Boal            LaSalle National Bank                      Vice President & Assistant
Vice President                                                        Secretary

A. Wade Buckles            LaSalle National Bank                      First Vice President & Assistant
First Vice President                                                  Secretary
                           ABN AMRO Chicago Corporation               Senior Vice President

Jac A. Cerney              LaSalle National Bank                      Vice President & Assistant
Senior Vice President                                                 Secretary

Martin L. Eisenberg        ABN AMRO Bank N.V.                         Vice President
Vice President             Netherlands Trading Society East, Inc.     Vice President
                           Pine Tree Capital Holdings, Inc.           Vice President
                           AMRO Securities, Inc.                      Vice President

                 ABN AMRO North America Finance,           Vice President
                 Inc.
                 DBI Holdings, Inc.                        Vice President
                 ABN AMRO North America, Inc.              Senior Vice President
                 ABN AMRO Mortgage Corp.                   Vice President
                 ABN AMRO Resource Management,             Vice President
                 Inc.
                 Danic Asset Management Corp.              Vice President
                 National Asset Management                 Vice President
                 SFH, Inc.                                 Vice President
                 ABN AMRO Acceptance Corp.                 Vice President
                 ABN AMRO Asset Management                 Vice President
                 (USA) Inc.
                 ABN AMRO Credit Corp.                     Vice President
                 ABN AMRO Investment Services, Inc.        Vice President
                 LaSalle Management Company, Inc.          Vice President
                 Cragin Financial Corp                     Vice President
                 Cragin Service Corp.                      Vice President
                 Cumberland & Higgins, Inc.                Vice President
                 LaSalle Bank, F.S.B.                      Vice President
                 Lease Plan Illinois, Inc.                 Vice President
                 LaSalle Financial Services, Inc.          Tax Officer
                 LaSalle Home Mortgage Corporation         Tax Officer
                 LaSalle National Corporation              Vice President
                 ABN AMRO Capital (USA) Inc.               Vice President
                 Lease Plan North America, Inc.            Vice President
                 ABN AMRO Information Technology           Vice President
                 Services Company
                 Lisle Corporation                         Vice President
                 ABN AMRO Services Company, Inc.           Vice President
                 LaSalle Bank                              Vice President
                 LaSalle Bank NI                           Vice President
                 LaSalle Northwest National Bank           Vice President
                 LaSalle National Bancorp, Inc.            Vice President
                 LaSalle Bank Illinois                     Vice President
                 Amsterdam Pacific Corporation             Vice President
                 LaSalle Trade Services Limited            Vice President
                 Heigl Mortgage and Financial              Vice President
                 Corporation
                 CNBC Bancorp, Inc.                        Vice President
                 Columbia Financial Services, Inc.         Vice President
                 Columbia National Bank of Chicago         Vice President
                 CNBC Development Corporation              Vice President
                 CNBC Investment Corporation               Vice President
                 CNBC Leasing Corporation                  Vice President
                 Sky Mortgage Company                      Vice President
                 Sky Finance Company                       Vice President
                 CNB Property Corporation                  Vice President
                 Union Realty Mortgage Co., Inc.           Vice President
                 Leonard Voila Corporation                 Vice President

                    LaSalle National Bank                         Vice President
                    Monroe Corporation of Delaware                Vice President
                    LaSalle National Safe Deposit                 Vice President
                    Corporation
                    Rob-Wal Investment Co.                        Vice President
                    ENB Realty Col, Inc.                          Vice President
                    LaSalle Trade Services Corporation            Vice President
                    LaSalle National Leasing Corporation          Vice President
                    LaSalle Business Credit, Inc.                 Vice President
                    European American Bank                        Vice President
                    Cityspire Realty Corp.                        Vice President
                    EA Debt Corp.                                 Vice President
                    EA Land Corp.                                 Vice President
                    EAB Land Company, Inc.                        Vice President
                    EAB Mortgage Company, Inc.                    Vice President
                    EAB Realty Corp.                              Vice President
                    EAB Realty of Florida, Inc.                   Vice President
                    EAB Securities, Inc.                          Vice President
                    Ashland Properties, Inc.                      Vice President
                    Discount Brokers International, Inc.          Vice President
                    Kany Long Island City Corp.                   Vice President
                    Cragin Service Development Corp.              Vice President
                    Wasco Funding Corp.                           Vice President
                    Island Abodes Corp.                           Vice President
                    Lyric Holdings, Inc.                          Vice President
                    EAB Credit Corp.                              Vice President
                    ORE Realty, Inc.                              Vice President
                    Texas Holdings, Inc.                          Vice President
                    Twelve Polo Realty Inc.                       Vice President
                    Vail at North Salem Inc.                      Vice President
                    32A Realty Inc.                               Vice President
                    81 Lee Avenue Corp.                           Vice President
                    169 East Flagler Corp.                        Vice President
                    EAB Plaza, Inc.                               Vice President
                    117 Seaman Realty, Inc.                       Vice President
                    Garden City Marble Corp.                      Vice President
                    Mamaroneck Point Realty, Inc.                 Vice President
                    East River 52 Corp.                           Vice President
                    Huntington Bay Development Corp.              Vice President
                    Plaza Homes Inc. (Metrofund)                  Vice President
                    Tower East 147 Inc.                           Vice President
                    LSR Realty Inc.                               Vice President
                    Beckman Hospitality Corp.                     Vice President
                    Atlantic Avenue Development Corp.             Vice President
                    Bald Hills Park at Farmingville Inc.          Vice President
                    Bennett 143 Corp.                             Vice President
                    Birch Locust Valley Corp.                     Vice President
                    Broadhollow 532 Melville Corporation          Vice President
                    CK at Manorville Inc.                         Vice President
                    Colony at Sayerville, Corp.                   Vice President

                    Corners Estates at Hauppauge Inc.             Vice President
                    Corona 114 Apartments Inc.                    Vice President
                    Country Knolls at Manorville Inc.             Vice President
                    Cove Townhouses at Southold Inc.              Vice President
                    Crystal Domiciles Inc.                        Vice President
                    Eastern Shores at Northampton Corp.           Vice President
                    Edison Townhouse Corp.                        Vice President
                    Forestwood at North Hills Inc.                Vice President
                    Garden State Convention Center at             Vice President
                    Somerest County, Inc.
                    Half Acre on 347 at Nesoonset Inc.            Vice President
                    Horse Race Lane at Nissequogue Inc.           Vice President
                    Hunt Club at Middletown Inc.                  Vice President
                    Jericho 969 Turnpike Inc.                     Vice President
                    Fairfield Avenue Corp.                        Vice President
                    Amsterdam Development Corp.                   Vice President
                    Brownstone Apts. Inc.                         Vice President
                    Central Cedarhurst Corp.                      Vice President
                    GSC Land Corp.                                Vice President
                    East 91st Street Development Corp.            Vice President
                    East 92nd Street Development Corp.            Vice President
                    LLPA Corporation                              Vice President
                    Lake and Pulaski at Greenlawn Inc.            Vice President
                    Lake Front Land Corp.                         Vice President
                    Lattingtown Mansion, Inc.                     Vice President
                    Long Beach Breeze Corp.                       Vice President
                    Lowell Acquisition Corp.                      Vice President
                    Ludlow Development Corp.                      Vice President
                    MPE at St. James Inc.                         Vice President
                    Manor Homes at Aberdeen Corp.                 Vice President
                    Maspeth 56-25 58th Street Corp.               Vice President
                    Metro Case Corp.                              Vice President
                    Mills Pond Estates at St. James Inc.          Vice President
                    Montauk Hospitality Corp.                     Vice President
                    Moreland Hauppauge Corp.                      Vice President
                    Nineteenth Street Development Corp.           Vice President
                    North Hills Link Corp.                        Vice President
                    Old Country Road at Wyandanch Inc.            Vice President
                    Omni General Realty Corp.                     Vice President
                    Omni Realty Corp.                             Vice President
                    Orchards at Mt. Sinai Inc. "(The)"            Vice President
                    Parkway Plaza 1400 Corp.                      Vice President
                    Plaza Boulevard Equities Corp.                Vice President
                    Plaza Boulevard Properties Corp.              Vice President
                    Plaza Uniondale Equities Corp.                Vice President
                    Plaza Uniondale Properties Corp.              Vice President
                    Remington Ronkonkoma Corp.                    Vice President
                    Rendezvous Realty Corp.                       Vice President
                    SE at Commack Inc.                            Vice President
                    SE at Commack II Inc.                         Vice President

                    SE at Commack III Inc.                         Vice President
                    SE at Commack IV Inc.                          Vice President
                    Scholar Estates at Commack Inc.                Vice President
                    Seaman Shares at Inwood Corp.                  Vice President
                    Shoreham North Country Corp.                   Vice President
                    Showcase Estates at Dix Hills Inc.             Vice President
                    Smith Island at Everett Corp.                  Vice President
                    Soho 350 Corp.                                 Vice President
                    Southampton Settlers Corporation               Vice President
                    Southeast Ridgefield Lane Corp.                Vice President
                    Steinway 18-50 Astoria Corp.                   Vice President
                    Sterling DTVA Corp.                            Vice President
                    TE at Dix Hills Inc.                           Vice President
                    TE at Dix Hills II Inc.                        Vice President
                    TE at Dix Hills III Inc.                       Vice President
                    TO at Mt. Sanai Inc.                           Vice President
                    Tara II at Hauppauge Inc.                      Vice President
                    Thornwood Estates at Dix Hills Inc.            Vice President
                    Vermilyea 119 Corp.                            Vice President
                    Veterans 4320 Bohemia Corp.                    Vice President
                    Village 185 Corp.                              Vice President
                    W.M. Seaman at Inwood Corp.                    Vice President
                    Welcome Center at Manorville Inc.              Vice President
                    West End 700 Inc.                              Vice President
                    Westminster Downs at Dix Hills, Inc.           Vice President
                    Westwood Hills at Middletown, Inc.             Vice President
                    Windsor 37th Corp.                             Vice President
                    Z161 Corp.                                     Vice President
                    Z174 Corp.                                     Vice President
                    Ziegfeld Villas Corp.                          Vice President
                    41 East Sunrise Highway Corporation            Vice President
                    55 Commerce, Inc. (Sold to EMI                 Vice President
                    1/20/92)
                    Seventh Street Development Corp.               Vice President
                    Fourteenth Street Development Corp.            Vice President
                    West 51st Street Development Corp.             Vice President
                    West 73rd Street Development Corp.             Vice President
                    Lemark Land in Setauket, Inc.                  Vice President
                    Ludlow Street Development Corp.                Vice President
                    Milestone Square Corp.                         Vice President
                    Oceanside 35-05 Hampton Road Inc.              Vice President
                    Oceanside 35-39 Hampton Road Inc.              Vice President
                    Sangeo 709 Merrick Road Corp.                  Vice President
                    Sherwood Plaza Corp.                           Vice President
                    Syosset 240 Jericho, Inc.                      Vice President

Mark Karstrom       LaSalle National Bank                          Vice President & Assistant
Vice President                                                     Secretary

Kathryn L. Martin   ABN AMRO Asset Management                      Compliance Officer

Vice President              (USA) Inc.

Ronald C. Scheuer           LaSalle National Bank         Vice President & Assistant
Vice President                                            Secretary

Roger R. Sullivan           LaSalle National Bank         Vice President &
Assistant                                                 Secretary
Vice President

Karen Van Cleave            LaSalle National Bank         Vice President & Assistant
Vice President                                            Secretary

Nancy A. Ellefson           LaSalle National Bank         Assistant Vice President &
Vice President                                            Assistant Secretary

Mark T. Morgan              LaSalle National Bank         Assistant Vice President &
Assistant Vice President                                  Assistant Secretary
                            ABN AMRO Chicago Corporation  Vice President

Phillip P. Mierzwa          LaSalle National Bank         Trust Officer & Assistant
Assistant Vice President                                  Secretary

Susan M. Weimeler           None
Officer

Christine R. Dragon         LaSalle National Bank         Employee
Officer

Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of the Sub-Advisor is or has been, at any time during the last two fiscal years, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee are as follows:

ABN AMRO-NSM International Funds Management B.V., a registered investment advisor, serves as the investment sub-advisor of the Latin America Equity Fund, International Equity Fund, TransEurope Fund, Asian Tigers Fund and International Fixed Income Fund.

Name and Position          Name of Other                             Connection with
with Investment Advisor    Company                                   Other Company
-----------------------    --------------------------------------    ---------------
Hendrik Stienstra          ABN AMRO Investment Management B.V.       Director
Director                   ABN AMRO Beheer Beleggingsfondsen B.V.    Director
                           B.V. Hollandsche Belegging en Beheer      Director
                           Maatshchappij

                           ABN AMRO Bank N.V.                        Senior Vice
President
Diederik Wermolder         ABN AMRO Investment Management B.V.       Director
Director                   ABN AMRO Beheer Beleggingsfondsen B.V.    Director
                           B.V. Hollandsche Belegging en Beheer      Director
                           Maatshchappij
                           ABN AMRO Luxembourg Investment            Director
                           Management S.A.
                           ABN AMRO Funds Investment Advisory        Director
                           (Luxembourg) S.A.
                           ABN AMRO Interest Growth Fund Investment  Director
                           Advisory (Luxembourg) S.A.
                           ABN AMRO Valurente Investment Advisory    Vice President
                           (Luxembourg) S.A.
                           ABN AMRO Bank N.V.
Wypke Postma               ABN AMRO Investment Management B.V.       Officer
Director                   ABN AMRO Beheer Beleggingsfondsen B.V.    Officer
                           B.V. Hollandsche Belegging en Beheer      Officer
                           Maatschappij
                           ABN AMRO Bank N.V.                        Vice President

Mathilde De La Serviere    Banque NSM, Paris                         Vice President
Director
Anne-Marie George          Banque NSM, Paris                         Vice President
Director
Rogier Crijns              ABN AMRO Bank N.V.                        Vice President
Portfolio Manager
Jan-Wim Derks              ABN AMRO Bank N.V.                        Vice President
Portfolio Manager
Gijs Dooresteijn           ABN AMRO Bank N.V.                        Vice President
Portfolio Manager
Alex Ng                    ABN AMRO Asset Management (Asia) Ltd.     Director
Portfolio Manager          P.T. ABN AMRO Manajemen Investasl         Director
George Theodoridis         ABN AMRO Investment Management B.V.       Officer
Officer                    ABN AMRO Beheer Beleggingsfondsen B.V.    Officer
                           B.V. Hollandsche Belegging en Beheer      Officer
                           Maatshchappij                             Officer
                           ABN AMRO Bank N.V.                        Vice President
Erik Eleveld               ABN AMRO Bank N.V.                        Assistant Vice
Trader                                                               President
John Vaartjes              ABN AMRO Investment Management B.V.       Officer
Compliance Officer         ABN AMRO Beheer Beleggingsfondsen B.V.    Officer
                           B.V. Hollandsche Belegging en Beheer      Officer
                           Maatshchapij
                           ABN AMRO Bank N.V.                        Assistant Vice President

Item 27.  Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

          First Data Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of First Data Investor Services Group, Inc. and an indirect wholly-owned subsidiary of First Data Corporation, acts as Distributor for ABN AMRO Funds pursuant to a distribution agreement dated February 26, 1998. The Distributor also acts as underwriter for BT Insurance Funds Trust, CT&T Funds, First Choice Funds Trust, Forward Funds, Inc., Galaxy Fund II, Galaxy VIP Fund, IAA Trust Asset Allocation Fund, Inc., IAA Trust Growth Fund, Inc., IAA Trust Tax Exempt Bond Fund, Inc., IAA Trust Taxable Fixed Income Series Fund, Inc., IBJ Funds Trust, ICM Series Trust, Light Index Fund, Inc., LKCM Funds, Matthews International Funds, McM Funds, Metropolitan West Funds, Panorama Trust, RWB/WPG U.S. Large Stock Fund, Smith Breeden Series Fund, Smith Breeden Trust, Stratton Growth Fund, Inc., Stratton Monthly Dividend REIT Shares, Inc., The Galaxy Fund, The Govett Funds, Inc., The Potomac Funds, The Sports Funds Trust, The Stratton Funds, Inc., Tomorrow Funds Retirement Trust, Trainer, Wortham First Mutual Funds, Undiscovered Managers Funds, Weiss, Peck & Greer Funds Trust, Weiss, Peck & Greer International Fund, Wilshire Target Funds, Inc., Worldwide Index Funds, WPG Growth Fund, WPG Growth and Income Fund and WPG Tudor Fund. The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

(b)       The information required by this Item 27(b) with respect to each
First director, officer, or partner of Data Distributors, Inc. is incorporated by reference to Schedule A of Form BD filed by First Data Distributors, Inc. with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (file no. 8-45467).

(c)       Not applicable.

Item 28.  Location of Accounts and Records

     All accounts, books and other documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained by the offices of:

     The Chase Manhattan Bank
     270 Park Avenue
     New York, New York  10017

     ABN AMRO Asset Management (USA) Inc.
     208 South LaSalle Street
     Chicago, Illinois  60604

     ABN AMRO-NSM International Funds Management B.V.
     Hoogoorddreef 66-68
     P.O.Box 283, 1000 EA
     Amsterdam, The Netherlands  ZU100GST

     First Data Investor Services Group, Inc.
     One Exchange Place, 8th Floor
     Boston, Massachusetts  02109

     First Data Investor Services Group, Inc.
     4400 Computer Drive
     Westborough, Massachusetts  01581

     First Data Investor Services Group, Inc.
     3200 Horizon Drive
     King of Prussia, Pennsylvania  19406



Item 29. There are no management-related service contracts not discussed in Parts A and B.

Item 30.  Undertakings: None.

                                     NOTICE

A copy of the Agreement and Declaration of Trust for ABN AMRO Funds (formerly The Rembrandt Funds, The LSNT Funds and The Passport Funds) is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   Signatures

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 17 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, Commonwealth of Massachusetts, on the 26th day of February 1999.


                                  ABN AMRO Funds

                                  By:      /s/Timothy J. Leach
                                          -----------------------------
                                           Timothy J. Leach, President



Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the dates indicated.

           *                      Trustee            February 26, 1999
-----------------------
Arnold F. Brookstone

           *                      Trustee            February 26, 1999
-----------------------
William T. Simpson

           *                      Trustee            February 26, 1999
-----------------------
Robert Feitler

/s/Timothy J. Leach      Trustee, President & Chief  February 26, 1999
-----------------------
Timothy J. Leach         Executive Officer

/s/Michael C. Kardok     Treasurer                   February 26, 1999
-----------------------
Michael C. Kardok


*By: /s/Coleen D. Dinneen
     -------------------------------------
     Coleen D. Dinneen, Attorney-in-Fact

                                 EXHIBIT INDEX


h(8) Administration and Fund Accounting Agreement between the Registrant and ABN AMRO Fund Services, Inc., dated July 1, 1998 is filed herewith.
h(9) Sub-Administration and Fund Accounting Agreement between First Data Investor Services Group, Inc. and ABN AMRO Fund Services, Inc., dated July 1, 1998 is filed herewith.